UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026 | Class A: ADNAX

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.36%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 9.84% (with sales charges) and 16.57% (without sales charges) for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	S&P 500® Index TR
01/2017	$9,425	$10,000
01/2017	$9,500	$9,932
02/2017	$9,802	$10,326
03/2017	$10,141	$10,338
04/2017	$10,622	$10,444
05/2017	$11,894	$10,591
06/2017	$12,130	$10,657
07/2017	$12,385	$10,876
08/2017	$14,138	$10,910
09/2017	$14,090	$11,135
10/2017	$14,590	$11,395
11/2017	$15,533	$11,744
12/2017	$15,861	$11,875
01/2018	$17,003	$12,554
02/2018	$17,081	$12,092
03/2018	$16,017	$11,784
04/2018	$16,251	$11,830
05/2018	$17,775	$12,115
06/2018	$18,165	$12,189
07/2018	$18,029	$12,643
08/2018	$19,943	$13,055
09/2018	$18,966	$13,129
10/2018	$17,120	$12,232
11/2018	$17,745	$12,481
12/2018	$15,388	$11,257
01/2019	$17,538	$12,264
02/2019	$18,839	$12,658
03/2019	$18,933	$12,904
04/2019	$19,216	$13,426
05/2019	$16,688	$12,573
06/2019	$19,321	$13,459
07/2019	$19,583	$13,652
08/2019	$17,937	$13,436
09/2019	$17,370	$13,687
10/2019	$17,947	$13,984
11/2019	$20,244	$14,492
12/2019	$20,312	$14,929
01/2020	$21,157	$14,923
02/2020	$21,752	$13,695
03/2020	$18,795	$12,003
04/2020	$22,987	$13,542
05/2020	$26,010	$14,187
06/2020	$29,303	$14,469
07/2020	$33,246	$15,285
08/2020	$38,706	$16,384
09/2020	$37,460	$15,761
10/2020	$37,363	$15,342
11/2020	$45,552	$17,021
12/2020	$50,167	$17,676
01/2021	$54,351	$17,497
02/2021	$52,504	$17,980
03/2021	$48,341	$18,767
04/2021	$48,885	$19,769
05/2021	$45,298	$19,907
06/2021	$52,167	$20,371
07/2021	$48,287	$20,855
08/2021	$49,211	$21,490
09/2021	$45,113	$20,490
10/2021	$49,591	$21,926
11/2021	$43,081	$21,774
12/2021	$38,699	$22,750
01/2022	$30,883	$21,572
02/2022	$28,850	$20,926
03/2022	$27,230	$21,703
04/2022	$19,527	$19,811
05/2022	$18,291	$19,847
06/2022	$16,486	$18,209
07/2022	$18,277	$19,888
08/2022	$17,140	$19,077
09/2022	$15,477	$17,320
10/2022	$15,846	$18,722
11/2022	$15,520	$19,768
12/2022	$13,024	$18,629
01/2023	$16,622	$19,800
02/2023	$16,498	$19,317
03/2023	$16,856	$20,026
04/2023	$15,049	$20,339
05/2023	$16,872	$20,427
06/2023	$18,383	$21,777
07/2023	$21,000	$22,476
08/2023	$18,258	$22,118
09/2023	$16,513	$21,064
10/2023	$14,644	$20,621
11/2023	$19,193	$22,504
12/2023	$21,826	$23,527
01/2024	$18,944	$23,922
02/2024	$21,249	$25,199
03/2024	$20,766	$26,010
04/2024	$18,118	$24,948
05/2024	$17,682	$26,185
06/2024	$18,305	$27,124
07/2024	$18,928	$27,454
08/2024	$18,679	$28,120
09/2024	$19,816	$28,721
10/2024	$19,146	$28,461
11/2024	$24,116	$30,131
12/2024	$23,633	$29,413
01/2025	$26,141	$30,232
02/2025	$23,181	$29,838
03/2025	$19,832	$28,156
04/2025	$21,234	$27,965
05/2025	$23,462	$29,726
06/2025	$29,241	$31,237
07/2025	$31,235	$31,938
08/2025	$31,189	$32,586
09/2025	$34,709	$33,775
10/2025	$36,641	$34,566
11/2025	$33,151	$34,651
12/2025	$32,030	$34,672
01/2026	$31,189	$35,175
02/2026	$30,410	$34,907
03/2026	$28,197	$33,169
04/2026	$31,781	$36,649
05/2026	$34,429	$38,578
06/2026	$34,086	$38,211

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class A without Sales ChargeFootnote Reference1	16.57%	(8.16)%	14.62%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.84%	(9.24)%	13.90%
S&P 500® Index TR	22.32%	13.41%	15.29%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026

Class A: ADNAX

Distributed by:

Resolute Investment Distributors, Inc.

ARK_A 0626

American Beacon

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026 | Class C: ADNCX

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.12%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 14.73% (with sales charges) and 15.73% (without sales charges) for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,257
01/2019	$18,597	$12,264
02/2019	$19,966	$12,658
03/2019	$20,055	$12,904
04/2019	$20,333	$13,426
05/2019	$17,651	$12,573
06/2019	$20,422	$13,459
07/2019	$20,689	$13,652
08/2019	$18,942	$13,436
09/2019	$18,330	$13,687
10/2019	$18,931	$13,984
11/2019	$21,335	$14,492
12/2019	$21,387	$14,929
01/2020	$22,271	$14,923
02/2020	$22,879	$13,695
03/2020	$19,745	$12,003
04/2020	$24,153	$13,542
05/2020	$27,310	$14,187
06/2020	$30,743	$14,469
07/2020	$34,852	$15,285
08/2020	$40,558	$16,384
09/2020	$39,226	$15,761
10/2020	$39,100	$15,342
11/2020	$47,652	$17,021
12/2020	$52,439	$17,676
01/2021	$56,769	$17,497
02/2021	$54,823	$17,980
03/2021	$50,446	$18,767
04/2021	$50,976	$19,769
05/2021	$47,210	$19,907
06/2021	$54,316	$20,371
07/2021	$50,250	$20,855
08/2021	$51,172	$21,490
09/2021	$46,899	$20,490
10/2021	$51,506	$21,926
11/2021	$44,722	$21,774
12/2021	$40,139	$22,750
01/2022	$32,030	$21,572
02/2022	$29,887	$20,926
03/2022	$28,193	$21,703
04/2022	$20,204	$19,811
05/2022	$18,915	$19,847
06/2022	$17,042	$18,209
07/2022	$18,870	$19,888
08/2022	$17,686	$19,077
09/2022	$15,963	$17,320
10/2022	$16,337	$18,722
11/2022	$15,978	$19,768
12/2022	$13,405	$18,629
01/2023	$17,094	$19,800
02/2023	$16,946	$19,317
03/2023	$17,325	$20,026
04/2023	$15,447	$20,339
05/2023	$17,308	$20,427
06/2023	$18,840	$21,777
07/2023	$21,507	$22,476
08/2023	$18,691	$22,118
09/2023	$16,896	$21,064
10/2023	$14,986	$20,621
11/2023	$19,614	$22,504
12/2023	$22,298	$23,527
01/2024	$19,334	$23,922
02/2024	$21,672	$25,199
03/2024	$21,178	$26,010
04/2024	$18,461	$24,948
05/2024	$18,000	$26,185
06/2024	$18,626	$27,124
07/2024	$19,251	$27,454
08/2024	$18,988	$28,120
09/2024	$20,124	$28,721
10/2024	$19,416	$28,461
11/2024	$24,455	$30,131
12/2024	$23,945	$29,413
01/2025	$26,481	$30,232
02/2025	$23,467	$29,838
03/2025	$20,075	$28,156
04/2025	$21,475	$27,965
05/2025	$23,714	$29,726
06/2025	$29,528	$31,237
07/2025	$31,520	$31,938
08/2025	$31,454	$32,586
09/2025	$34,978	$33,775
10/2025	$36,905	$34,566
11/2025	$33,381	$34,651
12/2025	$32,212	$34,672
01/2026	$31,355	$35,175
02/2026	$30,565	$34,907
03/2026	$28,309	$33,169
04/2026	$31,882	$36,649
05/2026	$34,534	$38,578
06/2026	$34,172	$38,211

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class C without Deferred Sales ChargeFootnote Reference1	15.73%	(8.85)%	13.93%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.73%	(8.85)%	13.93%
S&P 500® Index TR	22.32%	13.41%	15.29%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026

Class C: ADNCX

Distributed by:

Resolute Investment Distributors, Inc.

ARK_C 0626

American Beacon

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026 | Investor Class: ADNPX

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.34%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 16.63% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,750	$10,338
04/2017	$11,260	$10,444
05/2017	$12,610	$10,591
06/2017	$12,850	$10,657
07/2017	$13,120	$10,876
08/2017	$14,970	$10,910
09/2017	$14,920	$11,135
10/2017	$15,430	$11,395
11/2017	$16,430	$11,744
12/2017	$16,768	$11,875
01/2018	$17,970	$12,554
02/2018	$18,053	$12,092
03/2018	$16,913	$11,784
04/2018	$17,172	$11,830
05/2018	$18,768	$12,115
06/2018	$19,182	$12,189
07/2018	$19,037	$12,643
08/2018	$21,037	$13,055
09/2018	$20,011	$13,129
10/2018	$18,053	$12,232
11/2018	$18,706	$12,481
12/2018	$16,214	$11,257
01/2019	$18,469	$12,264
02/2019	$19,850	$12,658
03/2019	$19,950	$12,904
04/2019	$20,237	$13,426
05/2019	$17,573	$12,573
06/2019	$20,348	$13,459
07/2019	$20,635	$13,652
08/2019	$18,889	$13,436
09/2019	$18,303	$13,687
10/2019	$18,911	$13,984
11/2019	$21,331	$14,492
12/2019	$21,391	$14,929
01/2020	$22,293	$14,923
02/2020	$22,909	$13,695
03/2020	$19,793	$12,003
04/2020	$24,222	$13,542
05/2020	$27,407	$14,187
06/2020	$30,877	$14,469
07/2020	$35,020	$15,285
08/2020	$40,785	$16,384
09/2020	$39,472	$15,761
10/2020	$39,369	$15,342
11/2020	$47,999	$17,021
12/2020	$52,873	$17,676
01/2021	$57,272	$17,497
02/2021	$55,336	$17,980
03/2021	$50,948	$18,767
04/2021	$51,521	$19,769
05/2021	$47,751	$19,907
06/2021	$54,969	$20,371
07/2021	$50,891	$20,855
08/2021	$51,864	$21,490
09/2021	$47,545	$20,490
10/2021	$52,265	$21,926
11/2021	$45,403	$21,774
12/2021	$40,786	$22,750
01/2022	$32,554	$21,572
02/2022	$30,399	$20,926
03/2022	$28,708	$21,703
04/2022	$20,580	$19,811
05/2022	$19,293	$19,847
06/2022	$17,392	$18,209
07/2022	$19,263	$19,888
08/2022	$18,081	$19,077
09/2022	$16,329	$17,320
10/2022	$16,734	$18,722
11/2022	$16,374	$19,768
12/2022	$13,762	$18,629
01/2023	$17,552	$19,800
02/2023	$17,420	$19,317
03/2023	$17,814	$20,026
04/2023	$15,878	$20,339
05/2023	$17,814	$20,427
06/2023	$19,389	$21,777
07/2023	$22,161	$22,476
08/2023	$19,274	$22,118
09/2023	$17,420	$21,064
10/2023	$15,468	$20,621
11/2023	$20,258	$22,504
12/2023	$23,047	$23,527
01/2024	$19,996	$23,922
02/2024	$22,423	$25,199
03/2024	$21,915	$26,010
04/2024	$19,126	$24,948
05/2024	$18,667	$26,185
06/2024	$19,323	$27,124
07/2024	$19,979	$27,454
08/2024	$19,733	$28,120
09/2024	$20,931	$28,721
10/2024	$20,209	$28,461
11/2024	$25,458	$30,131
12/2024	$24,949	$29,413
01/2025	$27,590	$30,232
02/2025	$24,474	$29,838
03/2025	$20,947	$28,156
04/2025	$22,423	$27,965
05/2025	$24,769	$29,726
06/2025	$30,871	$31,237
07/2025	$32,987	$31,938
08/2025	$32,938	$32,586
09/2025	$36,645	$33,775
10/2025	$38,695	$34,566
11/2025	$35,005	$34,651
12/2025	$33,824	$34,672
01/2026	$32,921	$35,175
02/2026	$32,118	$34,907
03/2026	$29,772	$33,169
04/2026	$33,561	$36,649
05/2026	$36,366	$38,578
06/2026	$36,005	$38,211

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Investor ClassFootnote Reference1	16.63%	(8.11)%	14.56%
S&P 500® Index TR	22.32%	13.41%	15.29%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026

Investor Class: ADNPX

Distributed by:

Resolute Investment Distributors, Inc.

ARK_Investor 0626

American Beacon

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026 | Class R5: ADNIX

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$110	1.01%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 17.04% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	S&P 500® Index TR
01/2017	$250,000	$250,000
01/2017	$252,000	$248,289
02/2017	$260,000	$258,148
03/2017	$269,000	$258,449
04/2017	$281,750	$261,103
05/2017	$315,500	$264,778
06/2017	$321,750	$266,431
07/2017	$328,500	$271,909
08/2017	$375,000	$272,742
09/2017	$373,750	$278,368
10/2017	$387,000	$284,863
11/2017	$412,000	$293,600
12/2017	$420,702	$296,865
01/2018	$451,011	$313,861
02/2018	$453,084	$302,293
03/2018	$424,847	$294,611
04/2018	$431,064	$295,741
05/2018	$471,476	$302,863
06/2018	$481,838	$304,727
07/2018	$478,212	$316,068
08/2018	$528,986	$326,367
09/2018	$503,081	$328,224
10/2018	$454,120	$305,790
11/2018	$470,699	$312,022
12/2018	$408,171	$281,422
01/2019	$465,061	$306,595
02/2019	$499,857	$316,440
03/2019	$502,619	$322,589
04/2019	$510,075	$335,650
05/2019	$442,967	$314,320
06/2019	$513,389	$336,472
07/2019	$520,570	$341,308
08/2019	$476,659	$335,902
09/2019	$462,023	$342,187
10/2019	$477,488	$349,598
11/2019	$538,796	$362,288
12/2019	$540,571	$373,223
01/2020	$563,380	$373,076
02/2020	$579,346	$342,365
03/2020	$500,655	$300,079
04/2020	$612,704	$338,547
05/2020	$693,390	$354,671
06/2020	$781,490	$361,725
07/2020	$886,696	$382,120
08/2020	$1,032,958	$409,588
09/2020	$1,000,170	$394,025
10/2020	$997,604	$383,546
11/2020	$1,216,854	$425,530
12/2020	$1,340,451	$441,891
01/2021	$1,452,728	$437,430
02/2021	$1,403,750	$449,492
03/2021	$1,292,905	$469,178
04/2021	$1,307,799	$494,217
05/2021	$1,212,421	$497,669
06/2021	$1,396,303	$509,287
07/2021	$1,292,905	$521,385
08/2021	$1,317,823	$537,238
09/2021	$1,208,697	$512,251
10/2021	$1,328,707	$548,141
11/2021	$1,154,850	$544,343
12/2021	$1,037,513	$568,738
01/2022	$828,361	$539,307
02/2022	$774,011	$523,160
03/2022	$730,907	$542,585
04/2022	$524,004	$495,270
05/2022	$491,394	$496,179
06/2022	$443,042	$455,222
07/2022	$491,394	$497,196
08/2022	$461,033	$476,919
09/2022	$416,429	$432,996
10/2022	$426,924	$468,052
11/2022	$417,929	$494,208
12/2022	$351,398	$465,735
01/2023	$448,166	$494,999
02/2023	$444,886	$482,921
03/2023	$455,137	$500,651
04/2023	$405,933	$508,466
05/2023	$455,137	$510,676
06/2023	$496,140	$544,419
07/2023	$566,666	$561,908
08/2023	$493,270	$552,962
09/2023	$446,116	$526,598
10/2023	$395,682	$515,525
11/2023	$518,692	$562,606
12/2023	$590,038	$588,165
01/2024	$512,541	$598,049
02/2024	$574,456	$629,982
03/2024	$561,745	$650,251
04/2024	$490,400	$623,692
05/2024	$478,509	$654,618
06/2024	$495,730	$678,107
07/2024	$512,541	$686,361
08/2024	$506,391	$703,010
09/2024	$537,143	$718,024
10/2024	$518,692	$711,513
11/2024	$653,593	$753,279
12/2024	$640,882	$735,322
01/2025	$709,357	$755,799
02/2025	$629,401	$745,938
03/2025	$538,373	$703,908
04/2025	$576,506	$699,135
05/2025	$637,191	$743,142
06/2025	$794,234	$780,933
07/2025	$849,178	$798,459
08/2025	$847,948	$814,645
09/2025	$943,486	$844,380
10/2025	$996,790	$864,150
11/2025	$902,073	$866,268
12/2025	$871,730	$866,798
01/2026	$849,178	$879,367
02/2026	$828,267	$872,684
03/2026	$768,402	$829,228
04/2026	$865,990	$916,236
05/2026	$938,566	$964,460
06/2026	$929,545	$955,276

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class R5Footnote Reference1	17.04%	(7.82)%	14.96%
S&P 500® Index TR	22.32%	13.41%	15.29%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026

Class R5: ADNIX

Distributed by:

Resolute Investment Distributors, Inc.

ARK_R5 0626

American Beacon

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026 | Class R6: ADNRX

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$110	1.01%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 16.96% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,257
01/2019	$18,602	$12,264
02/2019	$19,994	$12,658
03/2019	$20,105	$12,904
04/2019	$20,403	$13,426
05/2019	$17,719	$12,573
06/2019	$20,536	$13,459
07/2019	$20,823	$13,652
08/2019	$19,066	$13,436
09/2019	$18,481	$13,687
10/2019	$19,100	$13,984
11/2019	$21,552	$14,492
12/2019	$21,623	$14,929
01/2020	$22,535	$14,923
02/2020	$23,174	$13,695
03/2020	$20,026	$12,003
04/2020	$24,508	$13,542
05/2020	$27,736	$14,187
06/2020	$31,260	$14,469
07/2020	$35,468	$15,285
08/2020	$41,318	$16,384
09/2020	$40,007	$15,761
10/2020	$39,904	$15,342
11/2020	$48,583	$17,021
12/2020	$53,508	$17,676
01/2021	$57,965	$17,497
02/2021	$56,040	$17,980
03/2021	$51,618	$18,767
04/2021	$52,214	$19,769
05/2021	$48,411	$19,907
06/2021	$55,754	$20,371
07/2021	$51,618	$20,855
08/2021	$52,626	$21,490
09/2021	$48,273	$20,490
10/2021	$53,073	$21,926
11/2021	$46,120	$21,774
12/2021	$41,428	$22,750
01/2022	$33,089	$21,572
02/2022	$30,914	$20,926
03/2022	$29,189	$21,703
04/2022	$20,939	$19,811
05/2022	$19,634	$19,847
06/2022	$17,699	$18,209
07/2022	$19,619	$19,888
08/2022	$18,404	$19,077
09/2022	$16,634	$17,320
10/2022	$17,039	$18,722
11/2022	$16,694	$19,768
12/2022	$14,032	$18,629
01/2023	$17,905	$19,800
02/2023	$17,774	$19,317
03/2023	$18,184	$20,026
04/2023	$16,215	$20,339
05/2023	$18,184	$20,427
06/2023	$19,809	$21,777
07/2023	$22,632	$22,476
08/2023	$19,694	$22,118
09/2023	$17,807	$21,064
10/2023	$15,804	$20,621
11/2023	$20,711	$22,504
12/2023	$23,567	$23,527
01/2024	$20,465	$23,922
02/2024	$22,943	$25,199
03/2024	$22,435	$26,010
04/2024	$19,579	$24,948
05/2024	$19,120	$26,185
06/2024	$19,809	$27,124
07/2024	$20,482	$27,454
08/2024	$20,219	$28,120
09/2024	$21,450	$28,721
10/2024	$20,728	$28,461
11/2024	$26,111	$30,131
12/2024	$25,602	$29,413
01/2025	$28,326	$30,232
02/2025	$25,126	$29,838
03/2025	$21,516	$28,156
04/2025	$23,025	$27,965
05/2025	$25,454	$29,726
06/2025	$31,740	$31,237
07/2025	$33,906	$31,938
08/2025	$33,874	$32,586
09/2025	$37,697	$33,775
10/2025	$39,815	$34,566
11/2025	$36,040	$34,651
12/2025	$34,809	$34,672
01/2026	$33,906	$35,175
02/2026	$33,086	$34,907
03/2026	$30,690	$33,169
04/2026	$34,579	$36,649
05/2026	$37,484	$38,578
06/2026	$37,123	$38,211

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
R6 ClassFootnote Reference1	16.96%	(7.81)%	14.94%
S&P 500® Index TR	22.32%	13.41%	15.29%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026

Class R6: ADNRX

Distributed by:

Resolute Investment Distributors, Inc.

ARK_R6 0626

American Beacon

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026 | Class Y: ADNYX

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$119	1.10%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 16.86% for the twelve months ended June 30, 2026, compared to the S&P 500® Index TR return of 22.32% for the same period.

• Markets rallied to record highs on easing tariffs, strong earnings, and renewed U.S. exceptionalism. Artificial intelligence remained the dominant growth theme, fueled by semiconductor and data center demand. Consumer spending stayed resilient but was increasingly split between stronger spending by higher-income households and more cautious spending by lower-income consumers. Trade policy uncertainty, Federal Reserve independence concerns, and the Iran-driven oil shock created volatility, while strong retail investor inflows continued to support markets.

• The Fund’s investments in the Health Care and Information Technology sectors contributed to performance for the period. Conversely, the Fund’s investments in the Financials and Industrials sectors detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
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	Y	S&P 500® Index TR
01/2017	$100,000	$100,000
01/2017	$100,800	$99,316
02/2017	$104,000	$103,259
03/2017	$107,600	$103,380
04/2017	$112,700	$104,441
05/2017	$126,200	$105,911
06/2017	$128,700	$106,572
07/2017	$131,300	$108,764
08/2017	$149,900	$109,097
09/2017	$149,400	$111,347
10/2017	$154,600	$113,945
11/2017	$164,600	$117,440
12/2017	$168,081	$118,746
01/2018	$180,205	$125,544
02/2018	$181,034	$120,917
03/2018	$169,635	$117,844
04/2018	$172,226	$118,297
05/2018	$188,288	$121,145
06/2018	$192,433	$121,891
07/2018	$190,982	$126,427
08/2018	$211,189	$130,547
09/2018	$200,930	$131,290
10/2018	$181,345	$122,316
11/2018	$187,977	$124,809
12/2018	$162,965	$112,569
01/2019	$185,614	$122,638
02/2019	$199,535	$126,576
03/2019	$200,530	$129,035
04/2019	$203,513	$134,260
05/2019	$176,775	$125,728
06/2019	$204,728	$134,589
07/2019	$207,601	$136,523
08/2019	$190,254	$134,361
09/2019	$184,288	$136,875
10/2019	$190,475	$139,839
11/2019	$214,893	$144,915
12/2019	$215,602	$149,289
01/2020	$224,614	$149,231
02/2020	$231,002	$136,946
03/2020	$199,632	$120,031
04/2020	$244,235	$135,419
05/2020	$276,404	$141,868
06/2020	$311,539	$144,690
07/2020	$353,519	$152,848
08/2020	$411,697	$163,835
09/2020	$398,579	$157,610
10/2020	$397,552	$153,418
11/2020	$484,934	$170,212
12/2020	$534,140	$176,757
01/2021	$578,823	$174,972
02/2021	$559,231	$179,797
03/2021	$515,006	$187,671
04/2021	$520,964	$197,687
05/2021	$482,925	$199,068
06/2021	$556,023	$203,715
07/2021	$514,777	$208,554
08/2021	$524,745	$214,895
09/2021	$481,207	$204,901
10/2021	$529,098	$219,256
11/2021	$459,667	$217,737
12/2021	$412,982	$227,495
01/2022	$329,786	$215,723
02/2022	$308,050	$209,264
03/2022	$290,812	$217,034
04/2022	$208,665	$198,108
05/2022	$195,623	$198,472
06/2022	$176,286	$182,089
07/2022	$195,473	$198,878
08/2022	$183,331	$190,768
09/2022	$165,643	$173,198
10/2022	$169,690	$187,221
11/2022	$166,242	$197,683
12/2022	$139,620	$186,294
01/2023	$178,340	$197,999
02/2023	$176,863	$193,168
03/2023	$180,965	$200,260
04/2023	$161,441	$203,386
05/2023	$180,965	$204,270
06/2023	$197,207	$217,767
07/2023	$225,263	$224,763
08/2023	$195,895	$221,185
09/2023	$177,191	$210,639
10/2023	$157,339	$206,210
11/2023	$206,067	$225,042
12/2023	$234,450	$235,266
01/2024	$203,606	$239,220
02/2024	$228,216	$251,993
03/2024	$223,294	$260,101
04/2024	$194,746	$249,477
05/2024	$190,153	$261,847
06/2024	$196,879	$271,243
07/2024	$203,606	$274,544
08/2024	$200,981	$281,204
09/2024	$213,286	$287,210
10/2024	$206,067	$284,605
11/2024	$259,552	$301,312
12/2024	$254,466	$294,129
01/2025	$281,537	$302,320
02/2025	$249,708	$298,375
03/2025	$213,778	$281,563
04/2025	$228,872	$279,654
05/2025	$252,990	$297,257
06/2025	$315,335	$312,373
07/2025	$336,992	$319,384
08/2025	$336,499	$325,858
09/2025	$374,399	$337,752
10/2025	$395,399	$345,660
11/2025	$357,828	$346,507
12/2025	$345,687	$346,719
01/2026	$336,828	$351,747
02/2026	$328,460	$349,074
03/2026	$304,671	$331,691
04/2026	$343,390	$366,495
05/2026	$372,102	$385,784
06/2026	$368,492	$382,110

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (1/27/17)
Class YFootnote Reference1	16.86%	(7.90)%	14.85%
S&P 500® Index TR	22.32%	13.41%	15.29%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$159,240,215
# of Portfolio Holdings	47
Portfolio Turnover Rate	47%
Total Management Fees Paid	$1,560,714

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	80.8
Foreign Common Stocks	10.8
Securities Lending Collateral	8.0
Investment Companies	0.4

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Tesla, Inc.	10.2
Tempus AI, Inc., Class A	6.5
Robinhood Markets, Inc., Class A	5.9
Advanced Micro Devices, Inc.	4.9
CRISPR Therapeutics AG	4.9
Space Exploration Technologies Corp., Class A	4.6
Shopify, Inc., Class A	4.2
Coinbase Global, Inc., Class A	3.9
Twist Bioscience Corp.	3.7
ROBLOX Corp., Class A	3.3

Excludes cash equivalents.

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	4.5
Communication Services	11.2
Consumer Discretionary	12.6
Financials	14.0
Information Technology	25.8
Health Care	31.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Annual Shareholder Report - June 30, 2026

Class Y: ADNYX

Distributed by:

Resolute Investment Distributors, Inc.

ARK_Y 0626

American Beacon

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2026 | Investor Class: PSCAX

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$219	2.11%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.17% for the twelve months ended June 30, 2026, compared to the Bloomberg US Aggregate Bond Index return of 3.79% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 3.84% for the same period.

• The Fund's investments that are less sensitive to longer-term interest rate changes benefited performance as interest rates increased due to persistent inflation.

• Equity market volatility benefited performance as the Fund’s hedged convertible bond strategy capitalized on sharp equity price movements following the conflict in the Middle East.

• Income was a notable source of total return for the Fund given elevated yields in the convertible bond market and a Federal Funds rate that stabilized following interest rate reductions by the Federal Reserve Bank in late 2025.

Cumulative Performance from June 30, 2016 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/2016	$10,000	$10,000	$10,000
07/2016	$10,136	$10,063	$10,003
08/2016	$10,240	$10,052	$10,005
09/2016	$10,240	$10,046	$10,010
10/2016	$10,272	$9,969	$10,012
11/2016	$10,240	$9,733	$10,014
12/2016	$10,258	$9,747	$10,018
01/2017	$10,352	$9,766	$10,022
02/2017	$10,384	$9,832	$10,027
03/2017	$10,405	$9,827	$10,028
04/2017	$10,447	$9,902	$10,035
05/2017	$10,468	$9,979	$10,040
06/2017	$10,514	$9,969	$10,049
07/2017	$10,557	$10,011	$10,057
08/2017	$10,588	$10,101	$10,067
09/2017	$10,631	$10,053	$10,075
10/2017	$10,641	$10,059	$10,084
11/2017	$10,662	$10,046	$10,093
12/2017	$10,674	$10,092	$10,104
01/2018	$10,695	$9,976	$10,116
02/2018	$10,716	$9,881	$10,125
03/2018	$10,716	$9,945	$10,140
04/2018	$10,738	$9,871	$10,153
05/2018	$10,748	$9,941	$10,168
06/2018	$10,752	$9,929	$10,186
07/2018	$10,741	$9,931	$10,201
08/2018	$10,784	$9,995	$10,220
09/2018	$10,773	$9,931	$10,236
10/2018	$10,784	$9,852	$10,253
11/2018	$10,752	$9,911	$10,274
12/2018	$10,699	$10,093	$10,293
01/2019	$10,829	$10,200	$10,313
02/2019	$10,894	$10,195	$10,332
03/2019	$10,981	$10,390	$10,355
04/2019	$11,046	$10,393	$10,374
05/2019	$11,025	$10,577	$10,398
06/2019	$11,133	$10,710	$10,421
07/2019	$11,207	$10,734	$10,440
08/2019	$11,262	$11,012	$10,461
09/2019	$11,273	$10,953	$10,480
10/2019	$11,317	$10,986	$10,500
11/2019	$11,317	$10,981	$10,513
12/2019	$11,375	$10,973	$10,528
01/2020	$11,465	$11,184	$10,542
02/2020	$11,465	$11,386	$10,558
03/2020	$10,646	$11,319	$10,588
04/2020	$10,881	$11,520	$10,589
05/2020	$11,016	$11,573	$10,589
06/2020	$11,386	$11,646	$10,591
07/2020	$11,606	$11,820	$10,593
08/2020	$11,957	$11,725	$10,594
09/2020	$12,025	$11,718	$10,595
10/2020	$12,070	$11,666	$10,596
11/2020	$12,376	$11,781	$10,597
12/2020	$12,509	$11,797	$10,598
01/2021	$12,636	$11,712	$10,599
02/2021	$12,821	$11,543	$10,600
03/2021	$12,763	$11,399	$10,601
04/2021	$12,775	$11,489	$10,601
05/2021	$12,775	$11,527	$10,601
06/2021	$12,844	$11,608	$10,601
07/2021	$12,832	$11,737	$10,601
08/2021	$12,867	$11,715	$10,602
09/2021	$12,936	$11,614	$10,602
10/2021	$13,041	$11,610	$10,602
11/2021	$12,960	$11,645	$10,603
12/2021	$12,965	$11,615	$10,603
01/2022	$12,874	$11,365	$10,603
02/2022	$12,770	$11,238	$10,604
03/2022	$12,744	$10,926	$10,607
04/2022	$12,549	$10,511	$10,609
05/2022	$12,342	$10,579	$10,616
06/2022	$12,069	$10,413	$10,619
07/2022	$12,205	$10,667	$10,624
08/2022	$12,335	$10,366	$10,641
09/2022	$12,100	$9,918	$10,668
10/2022	$12,205	$9,790	$10,684
11/2022	$12,257	$10,150	$10,719
12/2022	$12,281	$10,104	$10,758
01/2023	$12,583	$10,415	$10,791
02/2023	$12,570	$10,145	$10,827
03/2023	$12,399	$10,403	$10,873
04/2023	$12,491	$10,466	$10,907
05/2023	$12,517	$10,352	$10,950
06/2023	$12,701	$10,315	$11,000
07/2023	$12,826	$10,308	$11,044
08/2023	$12,880	$10,242	$11,094
09/2023	$12,907	$9,982	$11,145
10/2023	$12,759	$9,824	$11,195
11/2023	$12,947	$10,269	$11,245
12/2023	$13,216	$10,662	$11,297
01/2024	$13,299	$10,633	$11,346
02/2024	$13,355	$10,483	$11,392
03/2024	$13,498	$10,580	$11,443
04/2024	$13,499	$10,312	$11,492
05/2024	$13,597	$10,487	$11,547
06/2024	$13,654	$10,587	$11,594
07/2024	$13,781	$10,834	$11,646
08/2024	$13,968	$10,990	$11,702
09/2024	$14,168	$11,137	$11,753
10/2024	$14,216	$10,860	$11,798
11/2024	$14,358	$10,975	$11,843
12/2024	$14,411	$10,796	$11,890
01/2025	$14,512	$10,853	$11,934
02/2025	$14,626	$11,092	$11,972
03/2025	$14,642	$11,096	$12,012
04/2025	$14,686	$11,140	$12,053
05/2025	$14,760	$11,060	$12,097
06/2025	$14,875	$11,230	$12,137
07/2025	$14,995	$11,200	$12,179
08/2025	$15,098	$11,334	$12,227
09/2025	$15,224	$11,458	$12,268
10/2025	$15,347	$11,529	$12,310
11/2025	$15,352	$11,601	$12,344
12/2025	$15,420	$11,584	$12,387
01/2026	$15,559	$11,596	$12,423
02/2026	$15,564	$11,786	$12,456
03/2026	$15,525	$11,578	$12,492
04/2026	$15,734	$11,591	$12,529
05/2026	$15,852	$11,627	$12,567
06/2026	$15,941	$11,656	$12,603

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	7.17%	4.41%	4.77%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. 3-Month Treasury Bill Index	3.84%	3.52%	2.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$391,685,252
# of Portfolio Holdings	239
Portfolio Turnover Rate	236%
Total Management Fees Paid	$2,564,668

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
MKS, Inc., 1.250%, Due 6/1/2030	2.2
Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.9
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	1.8
Jazz Investments I Ltd., 3.125%, Due 9/15/2030	1.8
Terawulf, Inc., 2.750%, Due 2/1/2030	1.7
Albemarle Corp., 7.250%, Due 3/1/2027	1.5
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.5
PG&E Corp., 4.250%, Due 12/1/2027	1.5
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029	1.5
Enovis Corp., 3.875%, Due 10/15/2028	1.5

Includes long positions only.

Asset Allocation - % Investments

Table Summary
Convertible Obligations	137.6
Convertible Preferred Stocks	21.8
Foreign Convertible Obligations	16.8
Preferred Stocks	3.3
Investment Companies	1.9
Warrants	0.0
Common Stocks	(81.4)

Excludes cash.

Top Ten Industry Allocations - % Fixed Income

Software
14.8
Health Care - Products
8.9
Internet
7.9
Semiconductors
7.6
REITS
6.8
Pharmaceuticals
5.9
Computers
5.2
Investment Companies
3.7
Entertainment
3.6
Electric
3.5
0%
2%
4%
6%
8%
10%
12%
14%
16%

Table Summary
Value	Value
Electric	3.5
Entertainment	3.6
Investment Companies	3.7
Computers	5.2
Pharmaceuticals	5.9
REITS	6.8
Semiconductors	7.6
Internet	7.9
Health Care - Products	8.9
Software	14.8

Includes long positions only.

Sector Allocation - % Equities

Financials
Information Technology
Utilities
Materials
Communication Services
Industrials
Health Care
Consumer Discretionary
30.8
28.0
15.2
13.0
5.7
3.8
3.5
0.0
0%
5%
10%
15%
20%
25%
30%
35%

Table Summary
Value	Value
Consumer Discretionary	0.0
Health Care	3.5
Industrials	3.8
Communication Services	5.7
Materials	13.0
Utilities	15.2
Information Technology	28.0
Financials	30.8

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2026

Investor Class: PSCAX

Distributed by:

Resolute Investment Distributors, Inc.

SSI_Investor 0626

American Beacon

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2026 | Class R5: SSIJX

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$188	1.81%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 7.54% for the twelve months ended June 30, 2026, compared to the Bloomberg US Aggregate Bond Index return of 3.79% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 3.84% for the same period.

• The Fund's investments that are less sensitive to longer-term interest rate changes benefited performance as interest rates increased due to persistent inflation.

• Equity market volatility benefited performance as the Fund’s hedged convertible bond strategy capitalized on sharp equity price movements following the conflict in the Middle East.

• Income was a notable source of total return for the Fund given elevated yields in the convertible bond market and a Federal Funds rate that stabilized following interest rate reductions by the Federal Reserve Bank in late 2025.

Cumulative Performance from June 30, 2016 through June 30, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/2016	$250,000	$250,000	$250,000
07/2016	$253,396	$251,581	$250,069
08/2016	$256,008	$251,293	$250,116
09/2016	$256,008	$251,146	$250,239
10/2016	$256,792	$249,225	$250,300
11/2016	$256,270	$243,330	$250,344
12/2016	$256,601	$243,673	$250,449
01/2017	$259,233	$244,151	$250,561
02/2017	$260,023	$245,792	$250,666
03/2017	$260,549	$245,663	$250,709
04/2017	$261,602	$247,559	$250,879
05/2017	$262,128	$249,464	$251,006
06/2017	$263,360	$249,213	$251,216
07/2017	$264,686	$250,286	$251,429
08/2017	$265,482	$252,531	$251,664
09/2017	$266,542	$251,328	$251,881
10/2017	$267,073	$251,473	$252,106
11/2017	$267,603	$251,151	$252,315
12/2017	$267,768	$252,303	$252,594
01/2018	$268,572	$249,397	$252,898
02/2018	$269,108	$247,033	$253,137
03/2018	$269,108	$248,618	$253,491
04/2018	$269,644	$246,768	$253,824
05/2018	$270,180	$248,530	$254,211
06/2018	$270,322	$248,224	$254,638
07/2018	$270,051	$248,283	$255,036
08/2018	$271,403	$249,881	$255,495
09/2018	$271,133	$248,271	$255,890
10/2018	$271,403	$246,310	$256,331
11/2018	$270,592	$247,780	$256,859
12/2018	$269,305	$252,332	$257,330
01/2019	$272,583	$255,012	$257,836
02/2019	$274,222	$254,864	$258,295
03/2019	$276,407	$259,758	$258,874
04/2019	$278,319	$259,824	$259,359
05/2019	$277,772	$264,436	$259,952
06/2019	$280,504	$267,757	$260,528
07/2019	$282,519	$268,346	$261,002
08/2019	$283,904	$275,300	$261,537
09/2019	$284,458	$273,833	$261,993
10/2019	$285,566	$274,658	$262,496
11/2019	$285,566	$274,518	$262,825
12/2019	$287,217	$274,327	$263,197
01/2020	$289,200	$279,606	$263,552
02/2020	$289,483	$284,639	$263,939
03/2020	$268,806	$282,964	$264,710
04/2020	$275,037	$287,994	$264,731
05/2020	$278,436	$289,335	$264,735
06/2020	$287,784	$291,157	$264,771
07/2020	$293,363	$295,506	$264,822
08/2020	$302,513	$293,121	$264,844
09/2020	$304,515	$292,960	$264,873
10/2020	$305,372	$291,652	$264,901
11/2020	$313,378	$294,514	$264,927
12/2020	$316,756	$294,920	$264,956
01/2021	$320,263	$292,805	$264,977
02/2021	$324,938	$288,577	$265,003
03/2021	$323,477	$284,973	$265,021
04/2021	$323,769	$287,225	$265,024
05/2021	$323,769	$288,163	$265,032
06/2021	$325,815	$290,188	$265,021
07/2021	$325,622	$293,432	$265,035
08/2021	$326,507	$292,874	$265,046
09/2021	$328,277	$290,338	$265,061
10/2021	$331,226	$290,258	$265,050
11/2021	$329,162	$291,117	$265,064
12/2021	$329,545	$290,372	$265,086
01/2022	$327,233	$284,116	$265,071
02/2022	$324,592	$280,946	$265,108
03/2022	$323,931	$273,141	$265,187
04/2022	$319,308	$262,776	$265,227
05/2022	$314,025	$264,470	$265,408
06/2022	$306,761	$260,321	$265,466
07/2022	$310,545	$266,682	$265,603
08/2022	$313,877	$259,147	$266,030
09/2022	$308,212	$247,950	$266,692
10/2022	$310,545	$244,738	$267,112
11/2022	$312,211	$253,739	$267,973
12/2022	$312,693	$252,594	$268,942
01/2023	$320,745	$260,365	$269,785
02/2023	$320,410	$253,633	$270,665
03/2023	$316,048	$260,076	$271,829
04/2023	$318,732	$261,652	$272,687
05/2023	$319,403	$258,803	$273,754
06/2023	$324,100	$257,880	$275,006
07/2023	$327,662	$257,700	$276,102
08/2023	$329,034	$256,054	$277,346
09/2023	$329,721	$249,548	$278,620
10/2023	$325,947	$245,609	$279,864
11/2023	$330,750	$256,732	$281,120
12/2023	$337,861	$266,560	$282,429
01/2024	$339,980	$265,828	$283,638
02/2024	$341,463	$262,072	$284,799
03/2024	$345,530	$264,492	$286,080
04/2024	$345,618	$257,811	$287,306
05/2024	$348,189	$262,182	$288,684
06/2024	$349,709	$264,664	$289,860
07/2024	$353,047	$270,846	$291,159
08/2024	$358,263	$274,738	$292,552
09/2024	$363,101	$278,416	$293,822
10/2024	$364,759	$271,512	$294,940
11/2024	$368,510	$274,383	$296,065
12/2024	$369,651	$269,892	$297,262
01/2025	$372,618	$271,324	$298,355
02/2025	$375,614	$277,294	$299,303
03/2025	$376,098	$277,398	$300,305
04/2025	$376,918	$278,488	$301,336
05/2025	$379,275	$276,494	$302,432
06/2025	$381,932	$280,746	$303,427
07/2025	$385,525	$280,005	$304,472
08/2025	$388,251	$283,354	$305,670
09/2025	$391,595	$286,445	$306,694
10/2025	$394,877	$288,235	$307,754
11/2025	$395,104	$290,026	$308,604
12/2025	$397,005	$289,597	$309,682
01/2026	$400,567	$289,906	$310,568
02/2026	$400,690	$294,654	$311,407
03/2026	$400,187	$289,461	$312,312
04/2026	$405,261	$289,786	$313,227
05/2026	$408,346	$290,687	$314,171
06/2026	$410,733	$291,389	$315,076

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	7.54%	4.74%	5.09%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. 3-Month Treasury Bill Index	3.84%	3.52%	2.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$391,685,252
# of Portfolio Holdings	239
Portfolio Turnover Rate	236%
Total Management Fees Paid	$2,564,668

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
MKS, Inc., 1.250%, Due 6/1/2030	2.2
Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.9
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	1.8
Jazz Investments I Ltd., 3.125%, Due 9/15/2030	1.8
Terawulf, Inc., 2.750%, Due 2/1/2030	1.7
Albemarle Corp., 7.250%, Due 3/1/2027	1.5
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.5
PG&E Corp., 4.250%, Due 12/1/2027	1.5
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029	1.5
Enovis Corp., 3.875%, Due 10/15/2028	1.5

Includes long positions only.

Asset Allocation - % Investments

Table Summary
Convertible Obligations	137.6
Convertible Preferred Stocks	21.8
Foreign Convertible Obligations	16.8
Preferred Stocks	3.3
Investment Companies	1.9
Warrants	0.0
Common Stocks	(81.4)

Excludes cash.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Electric	3.5
Entertainment	3.6
Investment Companies	3.7
Computers	5.2
Pharmaceuticals	5.9
REITS	6.8
Semiconductors	7.6
Internet	7.9
Health Care - Products	8.9
Software	14.8

Includes long positions only.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	0.0
Health Care	3.5
Industrials	3.8
Communication Services	5.7
Materials	13.0
Utilities	15.2
Information Technology	28.0
Financials	30.8

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2026

Class R5: SSIJX

Distributed by:

Resolute Investment Distributors, Inc.

SSI_R5 0626

American Beacon

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2026 | Class Y: PSCIX

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$195	1.88%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 7.54% for the twelve months ended June 30, 2026, compared to the Bloomberg US Aggregate Bond Index return of 3.79% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 3.84% for the same period.

• The Fund's investments that are less sensitive to longer-term interest rate changes benefited performance as interest rates increased due to persistent inflation.

• Equity market volatility benefited performance as the Fund’s hedged convertible bond strategy capitalized on sharp equity price movements following the conflict in the Middle East.

• Income was a notable source of total return for the Fund given elevated yields in the convertible bond market and a Federal Funds rate that stabilized following interest rate reductions by the Federal Reserve Bank in late 2025.

Cumulative Performance from June 30, 2016 through June 30, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
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	Y	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/2016	$100,000	$100,000	$100,000
07/2016	$101,358	$100,632	$100,027
08/2016	$102,403	$100,517	$100,046
09/2016	$102,403	$100,458	$100,096
10/2016	$102,717	$99,690	$100,120
11/2016	$102,508	$97,332	$100,137
12/2016	$102,641	$97,469	$100,179
01/2017	$103,693	$97,660	$100,224
02/2017	$104,009	$98,317	$100,266
03/2017	$104,220	$98,265	$100,284
04/2017	$104,641	$99,023	$100,352
05/2017	$104,851	$99,786	$100,402
06/2017	$105,344	$99,685	$100,486
07/2017	$105,874	$100,114	$100,572
08/2017	$106,193	$101,012	$100,666
09/2017	$106,617	$100,531	$100,752
10/2017	$106,829	$100,589	$100,842
11/2017	$107,041	$100,460	$100,926
12/2017	$107,107	$100,921	$101,038
01/2018	$107,429	$99,759	$101,159
02/2018	$107,643	$98,813	$101,255
03/2018	$107,643	$99,447	$101,396
04/2018	$107,858	$98,707	$101,530
05/2018	$108,072	$99,412	$101,684
06/2018	$108,129	$99,290	$101,855
07/2018	$108,021	$99,313	$102,014
08/2018	$108,561	$99,952	$102,198
09/2018	$108,453	$99,309	$102,356
10/2018	$108,561	$98,524	$102,532
11/2018	$108,237	$99,112	$102,744
12/2018	$107,722	$100,933	$102,932
01/2019	$109,033	$102,005	$103,134
02/2019	$109,689	$101,946	$103,318
03/2019	$110,563	$103,903	$103,550
04/2019	$111,327	$103,930	$103,744
05/2019	$111,109	$105,775	$103,981
06/2019	$112,201	$107,103	$104,211
07/2019	$113,008	$107,338	$104,401
08/2019	$113,562	$110,120	$104,615
09/2019	$113,672	$109,533	$104,797
10/2019	$114,226	$109,863	$104,998
11/2019	$114,226	$109,807	$105,130
12/2019	$114,836	$109,731	$105,279
01/2020	$115,629	$111,842	$105,421
02/2020	$115,742	$113,855	$105,576
03/2020	$107,475	$113,185	$105,884
04/2020	$109,853	$115,197	$105,893
05/2020	$111,325	$115,734	$105,894
06/2020	$115,062	$116,463	$105,908
07/2020	$117,293	$118,202	$105,929
08/2020	$120,837	$117,248	$105,937
09/2020	$121,637	$117,184	$105,949
10/2020	$122,095	$116,661	$105,961
11/2020	$125,181	$117,806	$105,971
12/2020	$126,522	$117,968	$105,982
01/2021	$127,924	$117,122	$105,991
02/2021	$129,793	$115,431	$106,001
03/2021	$129,209	$113,989	$106,008
04/2021	$129,325	$114,890	$106,010
05/2021	$129,442	$115,265	$106,013
06/2021	$130,143	$116,075	$106,008
07/2021	$129,982	$117,373	$106,014
08/2021	$130,454	$117,149	$106,018
09/2021	$131,161	$116,135	$106,024
10/2021	$132,221	$116,103	$106,020
11/2021	$131,396	$116,447	$106,026
12/2021	$131,493	$116,149	$106,034
01/2022	$130,570	$113,646	$106,029
02/2022	$129,646	$112,379	$106,043
03/2022	$129,251	$109,256	$106,075
04/2022	$127,404	$105,110	$106,091
05/2022	$125,426	$105,788	$106,163
06/2022	$122,524	$104,128	$106,186
07/2022	$124,096	$106,673	$106,241
08/2022	$125,293	$103,659	$106,412
09/2022	$123,031	$99,180	$106,677
10/2022	$123,962	$97,895	$106,845
11/2022	$124,628	$101,495	$107,189
12/2022	$124,905	$101,038	$107,577
01/2023	$127,984	$104,146	$107,914
02/2023	$127,850	$101,453	$108,266
03/2023	$126,109	$104,030	$108,732
04/2023	$127,180	$104,661	$109,075
05/2023	$127,448	$103,521	$109,502
06/2023	$129,322	$103,152	$110,002
07/2023	$130,744	$103,080	$110,441
08/2023	$131,154	$102,422	$110,939
09/2023	$131,428	$99,819	$111,448
10/2023	$130,059	$98,244	$111,946
11/2023	$131,839	$102,693	$112,448
12/2023	$134,677	$106,624	$112,972
01/2024	$135,663	$106,331	$113,455
02/2024	$136,114	$104,829	$113,920
03/2024	$137,737	$105,797	$114,432
04/2024	$137,772	$103,124	$114,922
05/2024	$138,798	$104,873	$115,474
06/2024	$139,405	$105,866	$115,944
07/2024	$140,733	$108,338	$116,464
08/2024	$142,669	$109,895	$117,021
09/2024	$144,745	$111,367	$117,529
10/2024	$145,261	$108,605	$117,976
11/2024	$146,751	$109,753	$118,426
12/2024	$147,205	$107,957	$118,905
01/2025	$148,388	$108,530	$119,342
02/2025	$149,584	$110,917	$119,721
03/2025	$149,777	$110,959	$120,122
04/2025	$150,103	$111,395	$120,534
05/2025	$151,043	$110,598	$120,973
06/2025	$152,102	$112,298	$121,371
07/2025	$153,536	$112,002	$121,789
08/2025	$154,621	$113,342	$122,268
09/2025	$155,800	$114,578	$122,677
10/2025	$157,105	$115,294	$123,101
11/2025	$157,347	$116,010	$123,441
12/2025	$158,102	$115,839	$123,873
01/2026	$159,523	$115,962	$124,227
02/2026	$159,573	$117,861	$124,563
03/2026	$159,204	$115,784	$124,925
04/2026	$161,388	$115,914	$125,291
05/2026	$162,619	$116,275	$125,669
06/2026	$163,572	$116,555	$126,030

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	7.54%	4.68%	5.04%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. 3-Month Treasury Bill Index	3.84%	3.52%	2.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$391,685,252
# of Portfolio Holdings	239
Portfolio Turnover Rate	236%
Total Management Fees Paid	$2,564,668

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
MKS, Inc., 1.250%, Due 6/1/2030	2.2
Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.9
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	1.8
Jazz Investments I Ltd., 3.125%, Due 9/15/2030	1.8
Terawulf, Inc., 2.750%, Due 2/1/2030	1.7
Albemarle Corp., 7.250%, Due 3/1/2027	1.5
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.5
PG&E Corp., 4.250%, Due 12/1/2027	1.5
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029	1.5
Enovis Corp., 3.875%, Due 10/15/2028	1.5

Includes long positions only.

Asset Allocation - % Investments

Table Summary
Convertible Obligations	137.6
Convertible Preferred Stocks	21.8
Foreign Convertible Obligations	16.8
Preferred Stocks	3.3
Investment Companies	1.9
Warrants	0.0
Common Stocks	(81.4)

Excludes cash.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Electric	3.5
Entertainment	3.6
Investment Companies	3.7
Computers	5.2
Pharmaceuticals	5.9
REITS	6.8
Semiconductors	7.6
Internet	7.9
Health Care - Products	8.9
Software	14.8

Includes long positions only.

Sector Allocation - % Equities

Table Summary
Value	Value
Consumer Discretionary	0.0
Health Care	3.5
Industrials	3.8
Communication Services	5.7
Materials	13.0
Utilities	15.2
Information Technology	28.0
Financials	30.8

Includes long positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SSI Alternative Income Fund

Annual Shareholder Report - June 30, 2026

Class Y: PSCIX

Distributed by:

Resolute Investment Distributors, Inc.

SSI_Y 0626

American Beacon

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026 | Class A: TFBAX

This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.88%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.02% (with sales charges) and 3.65% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Cumulative Performance from February 18, 2020 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$9,747	$10,000	$10,000
02/2020	$9,698	$10,111	$10,051
03/2020	$9,400	$9,953	$9,770
04/2020	$9,576	$10,114	$10,002
05/2020	$9,633	$10,143	$10,117
06/2020	$9,709	$10,194	$10,198
07/2020	$9,788	$10,305	$10,249
08/2020	$9,838	$10,230	$10,275
09/2020	$9,859	$10,268	$10,274
10/2020	$9,869	$10,268	$10,292
11/2020	$9,959	$10,327	$10,328
12/2020	$9,995	$10,359	$10,350
01/2021	$10,005	$10,303	$10,355
02/2021	$9,999	$10,143	$10,360
03/2021	$10,012	$10,103	$10,351
04/2021	$10,054	$10,129	$10,373
05/2021	$10,065	$10,152	$10,395
06/2021	$10,088	$10,202	$10,387
07/2021	$10,114	$10,328	$10,404
08/2021	$10,114	$10,308	$10,409
09/2021	$10,094	$10,210	$10,406
10/2021	$10,031	$10,184	$10,371
11/2021	$10,010	$10,256	$10,356
12/2021	$10,022	$10,215	$10,349
01/2022	$9,950	$10,054	$10,271
02/2022	$9,874	$9,920	$10,192
03/2022	$9,856	$9,707	$10,022
04/2022	$9,782	$9,446	$9,948
05/2022	$9,748	$9,433	$10,007
06/2022	$9,541	$9,290	$9,921
07/2022	$9,654	$9,526	$9,994
08/2022	$9,560	$9,278	$9,937
09/2022	$9,353	$8,980	$9,793
10/2022	$9,446	$8,949	$9,771
11/2022	$9,552	$9,177	$9,900
12/2022	$9,612	$9,069	$9,929
01/2023	$9,750	$9,278	$10,033
02/2023	$9,733	$9,130	$9,970
03/2023	$9,735	$9,332	$10,057
04/2023	$9,786	$9,380	$10,116
05/2023	$9,793	$9,343	$10,100
06/2023	$9,777	$9,338	$10,086
07/2023	$9,889	$9,341	$10,154
08/2023	$9,913	$9,329	$10,185
09/2023	$9,970	$9,168	$10,178
10/2023	$10,002	$9,103	$10,200
11/2023	$10,118	$9,416	$10,349
12/2023	$10,272	$9,717	$10,486
01/2024	$10,320	$9,698	$10,542
02/2024	$10,322	$9,631	$10,520
03/2024	$10,391	$9,718	$10,575
04/2024	$10,375	$9,562	$10,554
05/2024	$10,434	$9,646	$10,639
06/2024	$10,491	$9,730	$10,692
07/2024	$10,604	$9,918	$10,828
08/2024	$10,653	$10,026	$10,930
09/2024	$10,737	$10,143	$11,030
10/2024	$10,724	$10,006	$10,981
11/2024	$10,797	$10,124	$11,027
12/2024	$10,811	$10,047	$11,053
01/2025	$10,873	$10,086	$11,110
02/2025	$10,938	$10,207	$11,189
03/2025	$10,932	$10,164	$11,234
04/2025	$11,016	$10,265	$11,297
05/2025	$11,041	$10,231	$11,316
06/2025	$11,120	$10,329	$11,399
07/2025	$11,172	$10,320	$11,414
08/2025	$11,210	$10,377	$11,514
09/2025	$11,261	$10,453	$11,564
10/2025	$11,332	$10,536	$11,604
11/2025	$11,368	$10,558	$11,656
12/2025	$11,396	$10,535	$11,704
01/2026	$11,448	$10,561	$11,750
02/2026	$11,500	$10,709	$11,797
03/2026	$11,340	$10,519	$11,741
04/2026	$11,386	$10,551	$11,787
05/2026	$11,488	$10,617	$11,823
06/2026	$11,527	$10,656	$11,842

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
Class A without Sales ChargeFootnote Reference1	3.65%	2.70%	2.67%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	1.02%	2.17%	2.26%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Banks
21.5
Insurance
15.4
Electric
13.0
Telecommunications
8.1
Savings & Loans
8.0
Foreign Sovereign Obligations
6.3
Collateralized Mortgage Obligations
4.0
Food
2.9
REITS
2.8
Software
2.6
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

United Kingdom
38.6
United States
21.7
France
10.9
Germany
8.8
Netherlands
5.7
Spain
4.4
Sweden
3.2
Italy
1.6
Australia
1.5
Canada
1.2
0%
10%
20%
30%
40%

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026

Class A: TFBAX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour STB_A 0626

American Beacon

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026 | Class C: TFBCX

This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.49%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 1.96% (with sales charges) and 2.96% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Cumulative Performance from February 18, 2020 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,950	$10,111	$10,051
03/2020	$9,635	$9,953	$9,770
04/2020	$9,805	$10,114	$10,002
05/2020	$9,844	$10,143	$10,117
06/2020	$9,921	$10,194	$10,198
07/2020	$9,992	$10,305	$10,249
08/2020	$10,043	$10,230	$10,275
09/2020	$10,065	$10,268	$10,274
10/2020	$10,065	$10,268	$10,292
11/2020	$10,147	$10,327	$10,328
12/2020	$10,184	$10,359	$10,350
01/2021	$10,184	$10,303	$10,355
02/2021	$10,168	$10,143	$10,360
03/2021	$10,181	$10,103	$10,351
04/2021	$10,214	$10,129	$10,373
05/2021	$10,225	$10,152	$10,395
06/2021	$10,239	$10,202	$10,387
07/2021	$10,250	$10,328	$10,404
08/2021	$10,250	$10,308	$10,409
09/2021	$10,229	$10,210	$10,406
10/2021	$10,155	$10,184	$10,371
11/2021	$10,133	$10,256	$10,356
12/2021	$10,134	$10,215	$10,349
01/2022	$10,061	$10,054	$10,271
02/2022	$9,972	$9,920	$10,192
03/2022	$9,944	$9,707	$10,022
04/2022	$9,867	$9,446	$9,948
05/2022	$9,823	$9,433	$10,007
06/2022	$9,610	$9,290	$9,921
07/2022	$9,726	$9,526	$9,994
08/2022	$9,619	$9,278	$9,937
09/2022	$9,407	$8,980	$9,793
10/2022	$9,492	$8,949	$9,771
11/2022	$9,600	$9,177	$9,900
12/2022	$9,651	$9,069	$9,929
01/2023	$9,781	$9,278	$10,033
02/2023	$9,763	$9,130	$9,970
03/2023	$9,754	$9,332	$10,057
04/2023	$9,806	$9,380	$10,116
05/2023	$9,801	$9,343	$10,100
06/2023	$9,771	$9,338	$10,086
07/2023	$9,882	$9,341	$10,154
08/2023	$9,907	$9,329	$10,185
09/2023	$9,953	$9,168	$10,178
10/2023	$9,986	$9,103	$10,200
11/2023	$10,093	$9,416	$10,349
12/2023	$10,239	$9,717	$10,486
01/2024	$10,276	$9,698	$10,542
02/2024	$10,278	$9,631	$10,520
03/2024	$10,349	$9,718	$10,575
04/2024	$10,320	$9,562	$10,554
05/2024	$10,380	$9,646	$10,639
06/2024	$10,427	$9,730	$10,692
07/2024	$10,543	$9,918	$10,828
08/2024	$10,593	$10,026	$10,930
09/2024	$10,655	$10,143	$11,030
10/2024	$10,641	$10,006	$10,981
11/2024	$10,716	$10,124	$11,027
12/2024	$10,718	$10,047	$11,053
01/2025	$10,782	$10,086	$11,110
02/2025	$10,823	$10,207	$11,189
03/2025	$10,830	$10,164	$11,234
04/2025	$10,891	$10,265	$11,297
05/2025	$10,917	$10,231	$11,316
06/2025	$10,998	$10,329	$11,399
07/2025	$11,038	$10,320	$11,414
08/2025	$11,078	$10,377	$11,514
09/2025	$11,117	$10,453	$11,564
10/2025	$11,177	$10,536	$11,604
11/2025	$11,201	$10,558	$11,656
12/2025	$11,230	$10,535	$11,704
01/2026	$11,269	$10,561	$11,750
02/2026	$11,324	$10,709	$11,797
03/2026	$11,158	$10,519	$11,741
04/2026	$11,205	$10,551	$11,787
05/2026	$11,298	$10,617	$11,823
06/2026	$11,324	$10,656	$11,842

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
Class C without Deferred Sales ChargeFootnote Reference1	2.96%	2.03%	1.97%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	1.96%	2.03%	1.97%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026

Class C: TFBCX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour STB_C 0626

American Beacon

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026 | Class R6: TFBRX

This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.48%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 4.03% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Cumulative Performance from February 18, 2020 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,960	$10,111	$10,051
03/2020	$9,655	$9,953	$9,770
04/2020	$9,845	$10,114	$10,002
05/2020	$9,904	$10,143	$10,117
06/2020	$9,981	$10,194	$10,198
07/2020	$10,052	$10,305	$10,249
08/2020	$10,114	$10,230	$10,275
09/2020	$10,146	$10,268	$10,274
10/2020	$10,156	$10,268	$10,292
11/2020	$10,248	$10,327	$10,328
12/2020	$10,295	$10,359	$10,350
01/2021	$10,305	$10,303	$10,355
02/2021	$10,299	$10,143	$10,360
03/2021	$10,323	$10,103	$10,351
04/2021	$10,366	$10,129	$10,373
05/2021	$10,387	$10,152	$10,395
06/2021	$10,412	$10,202	$10,387
07/2021	$10,431	$10,328	$10,404
08/2021	$10,441	$10,308	$10,409
09/2021	$10,420	$10,210	$10,406
10/2021	$10,367	$10,184	$10,371
11/2021	$10,345	$10,256	$10,356
12/2021	$10,367	$10,215	$10,349
01/2022	$10,294	$10,054	$10,271
02/2022	$10,205	$9,920	$10,192
03/2022	$10,198	$9,707	$10,022
04/2022	$10,121	$9,446	$9,948
05/2022	$10,087	$9,433	$10,007
06/2022	$9,884	$9,290	$9,921
07/2022	$10,010	$9,526	$9,994
08/2022	$9,913	$9,278	$9,937
09/2022	$9,701	$8,980	$9,793
10/2022	$9,796	$8,949	$9,771
11/2022	$9,926	$9,177	$9,900
12/2022	$9,977	$9,069	$9,929
01/2023	$10,130	$9,278	$10,033
02/2023	$10,113	$9,130	$9,970
03/2023	$10,115	$9,332	$10,057
04/2023	$10,179	$9,380	$10,116
05/2023	$10,187	$9,343	$10,100
06/2023	$10,171	$9,338	$10,086
07/2023	$10,285	$9,341	$10,154
08/2023	$10,322	$9,329	$10,185
09/2023	$10,380	$9,168	$10,178
10/2023	$10,425	$9,103	$10,200
11/2023	$10,240	$9,416	$10,349
12/2023	$10,386	$9,717	$10,486
01/2024	$10,435	$9,698	$10,542
02/2024	$10,449	$9,631	$10,520
03/2024	$10,533	$9,718	$10,575
04/2024	$10,516	$9,562	$10,554
05/2024	$10,576	$9,646	$10,639
06/2024	$10,648	$9,730	$10,692
07/2024	$10,764	$9,918	$10,828
08/2024	$10,826	$10,026	$10,930
09/2024	$10,900	$10,143	$11,030
10/2024	$10,886	$10,006	$10,981
11/2024	$10,974	$10,124	$11,027
12/2024	$10,988	$10,047	$11,053
01/2025	$11,065	$10,086	$11,110
02/2025	$11,119	$10,207	$11,189
03/2025	$11,126	$10,164	$11,234
04/2025	$11,212	$10,265	$11,297
05/2025	$11,237	$10,231	$11,316
06/2025	$11,331	$10,329	$11,399
07/2025	$11,385	$10,320	$11,414
08/2025	$11,424	$10,377	$11,514
09/2025	$11,489	$10,453	$11,564
10/2025	$11,562	$10,536	$11,604
11/2025	$11,599	$10,558	$11,656
12/2025	$11,627	$10,535	$11,704
01/2026	$11,694	$10,561	$11,750
02/2026	$11,748	$10,709	$11,797
03/2026	$11,583	$10,519	$11,741
04/2026	$11,643	$10,551	$11,787
05/2026	$11,748	$10,617	$11,823
06/2026	$11,788	$10,656	$11,842

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
R6 ClassFootnote Reference1	4.03%	2.51%	2.62%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026

Class R6: TFBRX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour STB_R6 0626

American Beacon

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026 | Class Y: TFBYX

This annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$59	0.58%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 3.95% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA 1-3 Year U.S. Corporate Index return of 3.89% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund’s holdings across all sectors were positive contributors to returns during the period. The Financial sector, including Banks and Insurance, generated the largest contribution to the Fund’s returns, followed by Investment Grade Corporate bonds.

Cumulative Performance from February 18, 2020 through June 30, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year U.S. Corporate Index
02/2020	$100,000	$100,000	$100,000
02/2020	$99,600	$101,106	$100,507
03/2020	$96,549	$99,532	$97,699
04/2020	$98,347	$101,144	$100,017
05/2020	$99,038	$101,430	$101,168
06/2020	$99,712	$101,936	$101,984
07/2020	$100,522	$103,050	$102,493
08/2020	$101,138	$102,304	$102,752
09/2020	$101,357	$102,677	$102,739
10/2020	$101,455	$102,685	$102,923
11/2020	$102,378	$103,271	$103,276
12/2020	$102,746	$103,588	$103,498
01/2021	$102,848	$103,032	$103,549
02/2021	$102,892	$101,430	$103,599
03/2021	$103,025	$101,030	$103,514
04/2021	$103,461	$101,294	$103,729
05/2021	$103,669	$101,520	$103,950
06/2021	$103,913	$102,015	$103,867
07/2021	$104,103	$103,283	$104,040
08/2021	$104,208	$103,076	$104,086
09/2021	$103,998	$102,103	$104,056
10/2021	$103,461	$101,836	$103,708
11/2021	$103,245	$102,563	$103,556
12/2021	$103,466	$102,147	$103,488
01/2022	$102,728	$100,542	$102,712
02/2022	$101,841	$99,205	$101,921
03/2022	$101,765	$97,066	$100,222
04/2022	$100,998	$94,457	$99,483
05/2022	$100,655	$94,327	$100,066
06/2022	$98,515	$92,896	$99,209
07/2022	$99,909	$95,262	$99,941
08/2022	$98,830	$92,775	$99,375
09/2022	$96,800	$89,797	$97,931
10/2022	$97,760	$89,489	$97,708
11/2022	$98,958	$91,770	$98,996
12/2022	$99,472	$90,687	$99,293
01/2023	$101,014	$92,776	$100,333
02/2023	$100,840	$91,296	$99,699
03/2023	$100,863	$93,320	$100,574
04/2023	$101,505	$93,801	$101,157
05/2023	$101,582	$93,431	$100,996
06/2023	$101,418	$93,376	$100,858
07/2023	$102,575	$93,406	$101,541
08/2023	$102,944	$93,288	$101,848
09/2023	$103,531	$91,680	$101,780
10/2023	$103,859	$91,029	$102,004
11/2023	$105,055	$94,159	$103,494
12/2023	$106,648	$97,168	$104,863
01/2024	$107,141	$96,977	$105,415
02/2024	$107,284	$96,312	$105,203
03/2024	$108,122	$97,180	$105,751
04/2024	$107,953	$95,616	$105,539
05/2024	$108,561	$96,462	$106,394
06/2024	$109,281	$97,299	$106,921
07/2024	$110,448	$99,178	$108,283
08/2024	$111,075	$100,265	$109,296
09/2024	$111,818	$101,428	$110,296
10/2024	$111,807	$100,056	$109,808
11/2024	$112,564	$101,244	$110,273
12/2024	$112,709	$100,467	$110,527
01/2025	$113,477	$100,856	$111,095
02/2025	$114,018	$102,071	$111,892
03/2025	$114,088	$101,645	$112,342
04/2025	$114,953	$102,646	$112,972
05/2025	$115,214	$102,306	$113,157
06/2025	$116,158	$103,286	$113,989
07/2025	$116,694	$103,203	$114,143
08/2025	$117,218	$103,769	$115,139
09/2025	$117,739	$104,533	$115,642
10/2025	$118,475	$105,359	$116,039
11/2025	$118,848	$105,580	$116,559
12/2025	$119,134	$105,354	$117,037
01/2026	$119,799	$105,608	$117,500
02/2026	$120,341	$107,093	$117,970
03/2026	$118,687	$105,192	$117,407
04/2026	$119,293	$105,508	$117,866
05/2026	$120,349	$106,165	$118,231
06/2026	$120,747	$106,560	$118,424

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (2/18/20)
Class YFootnote Reference1	3.95%	3.05%	3.01%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.00%
ICE BofA 1-3 Year U.S. Corporate Index	3.89%	2.66%	2.69%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,752,191
# of Portfolio Holdings	64
Portfolio Turnover Rate	68%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	65.8
Corporate Obligations	20.2
Foreign Sovereign Obligations	6.2
Collateralized Mortgage Obligations	4.0
U.S. Treasury Obligations	3.8

Excludes currency forwards.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesobligation, 2.500%, Due 4/16/2031	6.0
Nationwide Building Society, 5.750%, Due 6/20/2027	3.0
Societe Generale SA, 5.500%, Due 4/13/2029	2.3
Pierpont BTL PLC, Series 2024-1, 4.896%, Due 9/21/2061, Class B	2.3
U.S. Treasury Bills, 3.826%, Due 5/13/2027	2.2
Legal & General Group PLC, 4.500%, Due 11/1/2050	2.0
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.6
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.6
Barclays PLC, 8.407%, Due 11/14/2032	1.6
CaixaBank SA, 6.875%, Due 10/25/2033	1.6

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Software	2.6
REITS	2.8
Food	2.9
Collateralized Mortgage Obligations	4.0
Foreign Sovereign Obligations	6.3
Savings & Loans	8.0
Telecommunications	8.1
Electric	13.0
Insurance	15.4
Banks	21.5

Excludes cash equivalents.

Country Exposure - % Investments

Table Summary
Value	Value
Canada	1.2
Australia	1.5
Italy	1.6
Sweden	3.2
Spain	4.4
Netherlands	5.7
Germany	8.8
France	10.9
United States	21.7
United Kingdom	38.6

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Short Term Bond Fund

Annual Shareholder Report - June 30, 2026

Class Y: TFBYX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour STB_Y 0626

American Beacon

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026 | Class A: TFSAX

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.00%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 1.32% (with sales charges) and 5.30% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Cumulative Performance from April 3, 2017 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$9,625	$10,000	$10,000
04/2017	$9,740	$10,068	$10,008
05/2017	$9,866	$10,127	$10,017
06/2017	$9,873	$10,098	$10,026
07/2017	$10,030	$10,131	$10,037
08/2017	$10,056	$10,224	$10,048
09/2017	$10,100	$10,177	$10,058
10/2017	$10,216	$10,219	$10,069
11/2017	$10,221	$10,235	$10,079
12/2017	$10,269	$10,258	$10,087
01/2018	$10,358	$10,185	$10,100
02/2018	$10,296	$10,162	$10,109
03/2018	$10,272	$10,246	$10,120
04/2018	$10,338	$10,208	$10,139
05/2018	$10,266	$10,246	$10,160
06/2018	$10,217	$10,265	$10,179
07/2018	$10,320	$10,268	$10,199
08/2018	$10,335	$10,300	$10,220
09/2018	$10,361	$10,260	$10,239
10/2018	$10,312	$10,240	$10,256
11/2018	$10,181	$10,290	$10,274
12/2018	$10,171	$10,439	$10,296
01/2019	$10,382	$10,550	$10,323
02/2019	$10,461	$10,562	$10,347
03/2019	$10,565	$10,751	$10,371
04/2019	$10,710	$10,758	$10,394
05/2019	$10,721	$10,913	$10,418
06/2019	$10,938	$11,066	$10,444
07/2019	$10,992	$11,153	$10,465
08/2019	$11,113	$11,406	$10,488
09/2019	$11,143	$11,353	$10,508
10/2019	$11,208	$11,333	$10,531
11/2019	$11,262	$11,320	$10,547
12/2019	$11,351	$11,297	$10,564
01/2020	$11,526	$11,501	$10,585
02/2020	$11,435	$11,641	$10,607
03/2020	$10,318	$11,460	$10,617
04/2020	$10,724	$11,646	$10,651
05/2020	$11,075	$11,679	$10,660
06/2020	$11,314	$11,737	$10,664
07/2020	$11,519	$11,865	$10,668
08/2020	$11,687	$11,779	$10,671
09/2020	$11,639	$11,822	$10,673
10/2020	$11,669	$11,823	$10,675
11/2020	$12,089	$11,891	$10,677
12/2020	$12,225	$11,927	$10,679
01/2021	$12,237	$11,863	$10,681
02/2021	$12,259	$11,679	$10,684
03/2021	$12,310	$11,633	$10,685
04/2021	$12,411	$11,663	$10,687
05/2021	$12,457	$11,689	$10,690
06/2021	$12,528	$11,746	$10,691
07/2021	$12,532	$11,892	$10,693
08/2021	$12,606	$11,868	$10,694
09/2021	$12,572	$11,756	$10,694
10/2021	$12,467	$11,725	$10,696
11/2021	$12,364	$11,809	$10,696
12/2021	$12,495	$11,761	$10,697
01/2022	$12,284	$11,576	$10,697
02/2022	$11,947	$11,422	$10,695
03/2022	$11,947	$11,176	$10,691
04/2022	$11,712	$10,876	$10,690
05/2022	$11,505	$10,861	$10,697
06/2022	$10,782	$10,696	$10,696
07/2022	$11,157	$10,968	$10,705
08/2022	$10,998	$10,682	$10,726
09/2022	$10,249	$10,339	$10,739
10/2022	$10,409	$10,304	$10,765
11/2022	$10,837	$10,566	$10,790
12/2022	$10,916	$10,442	$10,826
01/2023	$11,377	$10,682	$10,868
02/2023	$11,343	$10,512	$10,902
03/2023	$11,038	$10,745	$10,947
04/2023	$11,151	$10,800	$10,984
05/2023	$11,189	$10,758	$11,030
06/2023	$11,260	$10,751	$11,079
07/2023	$11,430	$10,755	$11,126
08/2023	$11,427	$10,741	$11,176
09/2023	$11,324	$10,556	$11,224
10/2023	$11,245	$10,481	$11,277
11/2023	$11,740	$10,841	$11,328
12/2023	$12,180	$11,188	$11,381
01/2024	$12,313	$11,166	$11,434
02/2024	$12,300	$11,089	$11,481
03/2024	$12,516	$11,189	$11,534
04/2024	$12,389	$11,009	$11,584
05/2024	$12,572	$11,107	$11,636
06/2024	$12,683	$11,203	$11,688
07/2024	$12,896	$11,419	$11,742
08/2024	$13,037	$11,544	$11,799
09/2024	$13,170	$11,678	$11,859
10/2024	$13,111	$11,520	$11,907
11/2024	$13,256	$11,657	$11,953
12/2024	$13,224	$11,568	$12,004
01/2025	$13,348	$11,613	$12,048
02/2025	$13,495	$11,752	$12,087
03/2025	$13,368	$11,703	$12,133
04/2025	$13,385	$11,819	$12,176
05/2025	$13,486	$11,780	$12,218
06/2025	$13,685	$11,892	$12,263
07/2025	$13,776	$11,883	$12,308
08/2025	$13,857	$11,948	$12,354
09/2025	$13,979	$12,036	$12,404
10/2025	$14,062	$12,131	$12,448
11/2025	$14,121	$12,156	$12,488
12/2025	$14,161	$12,130	$12,535
01/2026	$14,274	$12,160	$12,572
02/2026	$14,366	$12,331	$12,607
03/2026	$14,036	$12,112	$12,648
04/2026	$14,205	$12,148	$12,687
05/2026	$14,323	$12,224	$12,724
06/2026	$14,410	$12,269	$12,763

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class A without Sales ChargeFootnote Reference1	5.30%	2.84%	4.46%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	1.32%	2.06%	4.03%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Banks
23.5
Asset-Backed Obligations
15.0
Insurance
11.4
U.S. Treasury Obligations
11.3
Foreign Sovereign Obligations
11.3
Savings & Loans
3.4
Pipelines
2.3
Telecommunications
2.1
Electric
1.9
Diversified Financial Services
1.8
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

United States
26.9
United Kingdom
19.4
Germany
13.5
Ireland
9.9
Cayman Islands
4.9
France
4.9
Spain
4.3
Netherlands
3.8
Italy
3.4
Jersey
1.6
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026

Class A: TFSAX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour SI_A 0626

American Beacon

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026 | Class C: TFGCX

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.80%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 3.62% (with sales charges) and 4.62% (without sales charges) for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Cumulative Performance from April 3, 2017 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,251	$10,127	$10,017
06/2017	$10,258	$10,098	$10,026
07/2017	$10,421	$10,131	$10,037
08/2017	$10,448	$10,224	$10,048
09/2017	$10,494	$10,177	$10,058
10/2017	$10,615	$10,219	$10,069
11/2017	$10,620	$10,235	$10,079
12/2017	$10,669	$10,258	$10,087
01/2018	$10,762	$10,185	$10,100
02/2018	$10,697	$10,162	$10,109
03/2018	$10,672	$10,246	$10,120
04/2018	$10,741	$10,208	$10,139
05/2018	$10,667	$10,246	$10,160
06/2018	$10,616	$10,265	$10,179
07/2018	$10,722	$10,268	$10,199
08/2018	$10,739	$10,300	$10,220
09/2018	$10,765	$10,260	$10,239
10/2018	$10,714	$10,240	$10,256
11/2018	$10,578	$10,290	$10,274
12/2018	$10,551	$10,439	$10,296
01/2019	$10,770	$10,550	$10,323
02/2019	$10,843	$10,562	$10,347
03/2019	$10,951	$10,751	$10,371
04/2019	$11,094	$10,758	$10,394
05/2019	$11,093	$10,913	$10,418
06/2019	$11,306	$11,066	$10,444
07/2019	$11,362	$11,153	$10,465
08/2019	$11,481	$11,406	$10,488
09/2019	$11,505	$11,353	$10,508
10/2019	$11,567	$11,333	$10,531
11/2019	$11,609	$11,320	$10,547
12/2019	$11,695	$11,297	$10,564
01/2020	$11,865	$11,501	$10,585
02/2020	$11,764	$11,641	$10,607
03/2020	$10,617	$11,460	$10,617
04/2020	$11,018	$11,646	$10,651
05/2020	$11,374	$11,679	$10,660
06/2020	$11,614	$11,737	$10,664
07/2020	$11,813	$11,865	$10,668
08/2020	$11,978	$11,779	$10,671
09/2020	$11,934	$11,822	$10,673
10/2020	$11,945	$11,823	$10,675
11/2020	$12,370	$11,891	$10,677
12/2020	$12,494	$11,927	$10,679
01/2021	$12,505	$11,863	$10,681
02/2021	$12,519	$11,679	$10,684
03/2021	$12,564	$11,633	$10,685
04/2021	$12,659	$11,663	$10,687
05/2021	$12,685	$11,689	$10,690
06/2021	$12,760	$11,746	$10,691
07/2021	$12,755	$11,892	$10,693
08/2021	$12,822	$11,868	$10,694
09/2021	$12,778	$11,756	$10,694
10/2021	$12,661	$11,725	$10,696
11/2021	$12,560	$11,809	$10,696
12/2021	$12,676	$11,761	$10,697
01/2022	$12,449	$11,576	$10,697
02/2022	$12,098	$11,422	$10,695
03/2022	$12,091	$11,176	$10,691
04/2022	$11,843	$10,876	$10,690
05/2022	$11,636	$10,861	$10,697
06/2022	$10,895	$10,696	$10,696
07/2022	$11,255	$10,968	$10,705
08/2022	$11,100	$10,682	$10,726
09/2022	$10,334	$10,339	$10,739
10/2022	$10,488	$10,304	$10,765
11/2022	$10,914	$10,566	$10,790
12/2022	$10,981	$10,442	$10,826
01/2023	$11,447	$10,682	$10,868
02/2023	$11,391	$10,512	$10,902
03/2023	$11,091	$10,745	$10,947
04/2023	$11,198	$10,800	$10,984
05/2023	$11,214	$10,758	$11,030
06/2023	$11,278	$10,751	$11,079
07/2023	$11,441	$10,755	$11,126
08/2023	$11,429	$10,741	$11,176
09/2023	$11,333	$10,556	$11,224
10/2023	$11,246	$10,481	$11,277
11/2023	$11,720	$10,841	$11,328
12/2023	$12,162	$11,188	$11,381
01/2024	$12,295	$11,166	$11,434
02/2024	$12,259	$11,089	$11,481
03/2024	$12,468	$11,189	$11,534
04/2024	$12,348	$11,009	$11,584
05/2024	$12,507	$11,107	$11,636
06/2024	$12,609	$11,203	$11,688
07/2024	$12,814	$11,419	$11,742
08/2024	$12,946	$11,544	$11,799
09/2024	$13,071	$11,678	$11,859
10/2024	$13,004	$11,520	$11,907
11/2024	$13,140	$11,657	$11,953
12/2024	$13,107	$11,568	$12,004
01/2025	$13,215	$11,613	$12,048
02/2025	$13,352	$11,752	$12,087
03/2025	$13,217	$11,703	$12,133
04/2025	$13,226	$11,819	$12,176
05/2025	$13,318	$11,780	$12,218
06/2025	$13,490	$11,892	$12,263
07/2025	$13,588	$11,883	$12,308
08/2025	$13,659	$11,948	$12,354
09/2025	$13,755	$12,036	$12,404
10/2025	$13,845	$12,131	$12,448
11/2025	$13,876	$12,156	$12,488
12/2025	$13,914	$12,130	$12,535
01/2026	$14,026	$12,160	$12,572
02/2026	$14,107	$12,331	$12,607
03/2026	$13,774	$12,112	$12,648
04/2026	$13,931	$12,148	$12,687
05/2026	$14,038	$12,224	$12,724
06/2026	$14,114	$12,269	$12,763

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class C without Deferred Sales ChargeFootnote Reference1	4.62%	2.04%	3.80%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	3.62%	2.04%	3.80%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026

Class C: TFGCX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour SI_C 0626

American Beacon

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026 | Investor Class: TFGPX

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$112	1.09%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 5.32% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Cumulative Performance from April 3, 2017 through June 30, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,241	$10,127	$10,017
06/2017	$10,248	$10,098	$10,026
07/2017	$10,411	$10,131	$10,037
08/2017	$10,438	$10,224	$10,048
09/2017	$10,474	$10,177	$10,058
10/2017	$10,584	$10,219	$10,069
11/2017	$10,589	$10,235	$10,079
12/2017	$10,639	$10,258	$10,087
01/2018	$10,732	$10,185	$10,100
02/2018	$10,657	$10,162	$10,109
03/2018	$10,632	$10,246	$10,120
04/2018	$10,690	$10,208	$10,139
05/2018	$10,615	$10,246	$10,160
06/2018	$10,564	$10,265	$10,179
07/2018	$10,660	$10,268	$10,199
08/2018	$10,687	$10,300	$10,220
09/2018	$10,714	$10,260	$10,239
10/2018	$10,652	$10,240	$10,256
11/2018	$10,516	$10,290	$10,274
12/2018	$10,505	$10,439	$10,296
01/2019	$10,723	$10,550	$10,323
02/2019	$10,805	$10,562	$10,347
03/2019	$10,913	$10,751	$10,371
04/2019	$11,063	$10,758	$10,394
05/2019	$11,073	$10,913	$10,418
06/2019	$11,287	$11,066	$10,444
07/2019	$11,354	$11,153	$10,465
08/2019	$11,479	$11,406	$10,488
09/2019	$11,509	$11,353	$10,508
10/2019	$11,577	$11,333	$10,531
11/2019	$11,632	$11,320	$10,547
12/2019	$11,726	$11,297	$10,564
01/2020	$11,896	$11,501	$10,585
02/2020	$11,802	$11,641	$10,607
03/2020	$10,660	$11,460	$10,617
04/2020	$11,069	$11,646	$10,651
05/2020	$11,432	$11,679	$10,660
06/2020	$11,691	$11,737	$10,664
07/2020	$11,901	$11,865	$10,668
08/2020	$12,063	$11,779	$10,671
09/2020	$12,026	$11,822	$10,673
10/2020	$12,056	$11,823	$10,675
11/2020	$12,479	$11,891	$10,677
12/2020	$12,631	$11,927	$10,679
01/2021	$12,642	$11,863	$10,681
02/2021	$12,665	$11,679	$10,684
03/2021	$12,705	$11,633	$10,685
04/2021	$12,821	$11,663	$10,687
05/2021	$12,855	$11,689	$10,690
06/2021	$12,939	$11,746	$10,691
07/2021	$12,942	$11,892	$10,693
08/2021	$13,018	$11,868	$10,694
09/2021	$12,982	$11,756	$10,694
10/2021	$12,871	$11,725	$10,696
11/2021	$12,765	$11,809	$10,696
12/2021	$12,886	$11,761	$10,697
01/2022	$12,668	$11,576	$10,697
02/2022	$12,319	$11,422	$10,695
03/2022	$12,330	$11,176	$10,691
04/2022	$12,086	$10,876	$10,690
05/2022	$11,871	$10,861	$10,697
06/2022	$11,123	$10,696	$10,696
07/2022	$11,510	$10,968	$10,705
08/2022	$11,346	$10,682	$10,726
09/2022	$10,570	$10,339	$10,739
10/2022	$10,735	$10,304	$10,765
11/2022	$11,176	$10,566	$10,790
12/2022	$11,257	$10,442	$10,826
01/2023	$11,733	$10,682	$10,868
02/2023	$11,698	$10,512	$10,902
03/2023	$11,382	$10,745	$10,947
04/2023	$11,498	$10,800	$10,984
05/2023	$11,537	$10,758	$11,030
06/2023	$11,594	$10,751	$11,079
07/2023	$11,767	$10,755	$11,126
08/2023	$11,778	$10,741	$11,176
09/2023	$11,670	$10,556	$11,224
10/2023	$11,588	$10,481	$11,277
11/2023	$12,098	$10,841	$11,328
12/2023	$12,550	$11,188	$11,381
01/2024	$12,688	$11,166	$11,434
02/2024	$12,673	$11,089	$11,481
03/2024	$12,879	$11,189	$11,534
04/2024	$12,763	$11,009	$11,584
05/2024	$12,950	$11,107	$11,636
06/2024	$13,075	$11,203	$11,688
07/2024	$13,285	$11,419	$11,742
08/2024	$13,428	$11,544	$11,799
09/2024	$13,580	$11,678	$11,859
10/2024	$13,502	$11,520	$11,907
11/2024	$13,651	$11,657	$11,953
12/2024	$13,632	$11,568	$12,004
01/2025	$13,744	$11,613	$12,048
02/2025	$13,910	$11,752	$12,087
03/2025	$13,762	$11,703	$12,133
04/2025	$13,795	$11,819	$12,176
05/2025	$13,898	$11,780	$12,218
06/2025	$14,085	$11,892	$12,263
07/2025	$14,194	$11,883	$12,308
08/2025	$14,277	$11,948	$12,354
09/2025	$14,385	$12,036	$12,404
10/2025	$14,486	$12,131	$12,448
11/2025	$14,528	$12,156	$12,488
12/2025	$14,583	$12,130	$12,535
01/2026	$14,701	$12,160	$12,572
02/2026	$14,794	$12,331	$12,607
03/2026	$14,454	$12,112	$12,648
04/2026	$14,627	$12,148	$12,687
05/2026	$14,747	$12,224	$12,724
06/2026	$14,835	$12,269	$12,763

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Investor ClassFootnote Reference1	5.32%	2.77%	4.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026

Investor Class: TFGPX

Distributed by:

Resolute Investment Distributors, Inc.

TwntyFour SI_Investor 0626

American Beacon

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026 | Class R5: TFGIX

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$74	0.72%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 5.70% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Cumulative Performance from April 3, 2017 through June 30, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$250,000	$250,000	$250,000
04/2017	$253,000	$251,695	$250,208
05/2017	$256,265	$253,165	$250,429
06/2017	$256,452	$252,456	$250,638
07/2017	$260,535	$253,286	$250,911
08/2017	$261,202	$255,594	$251,197
09/2017	$262,351	$254,414	$251,458
10/2017	$265,368	$255,487	$251,731
11/2017	$265,500	$255,883	$251,965
12/2017	$266,728	$256,455	$252,173
01/2018	$269,052	$254,624	$252,499
02/2018	$267,436	$254,050	$252,720
03/2018	$266,810	$256,157	$253,006
04/2018	$268,527	$255,204	$253,462
05/2018	$266,665	$256,157	$253,995
06/2018	$265,395	$256,634	$254,477
07/2018	$268,060	$256,704	$254,984
08/2018	$268,464	$257,493	$255,505
09/2018	$269,124	$256,509	$255,960
10/2018	$267,852	$256,007	$256,390
11/2018	$264,731	$257,260	$256,845
12/2018	$264,532	$260,976	$257,405
01/2019	$269,998	$263,740	$258,068
02/2019	$272,065	$264,057	$258,680
03/2019	$275,027	$268,786	$259,266
04/2019	$278,540	$268,946	$259,838
05/2019	$279,077	$272,817	$260,450
06/2019	$284,701	$276,642	$261,087
07/2019	$286,092	$278,819	$261,634
08/2019	$289,505	$285,142	$262,207
09/2019	$290,269	$283,821	$262,701
10/2019	$292,239	$283,331	$263,261
11/2019	$293,617	$282,998	$263,677
12/2019	$295,986	$282,418	$264,107
01/2020	$300,527	$287,514	$264,627
02/2020	$298,196	$291,033	$265,174
03/2020	$269,372	$286,504	$265,434
04/2020	$279,909	$291,142	$266,267
05/2020	$289,346	$291,967	$266,501
06/2020	$295,561	$293,424	$266,605
07/2020	$301,058	$296,631	$266,696
08/2020	$305,442	$294,482	$266,761
09/2020	$304,564	$295,557	$266,813
10/2020	$305,092	$295,579	$266,878
11/2020	$316,321	$297,265	$266,917
12/2020	$319,930	$298,179	$266,969
01/2021	$320,517	$296,579	$267,035
02/2021	$321,131	$291,966	$267,087
03/2021	$322,488	$290,816	$267,126
04/2021	$325,158	$291,576	$267,178
05/2021	$326,369	$292,227	$267,243
06/2021	$328,245	$293,652	$267,269
07/2021	$328,695	$297,302	$267,321
08/2021	$330,672	$296,706	$267,347
09/2021	$329,843	$293,905	$267,360
10/2021	$327,166	$293,136	$267,386
11/2021	$324,574	$295,227	$267,399
12/2021	$327,759	$294,030	$267,425
01/2022	$322,282	$289,410	$267,412
02/2022	$313,600	$285,561	$267,373
03/2022	$313,646	$279,405	$267,269
04/2022	$307,582	$271,896	$267,256
05/2022	$302,539	$271,521	$267,412
06/2022	$283,187	$267,401	$267,399
07/2022	$293,256	$274,212	$267,620
08/2022	$289,177	$267,053	$268,141
09/2022	$269,476	$258,480	$268,466
10/2022	$273,937	$257,596	$269,117
11/2022	$285,022	$264,160	$269,754
12/2022	$287,383	$261,042	$270,639
01/2023	$299,674	$267,055	$271,693
02/2023	$298,422	$262,795	$272,552
03/2023	$290,535	$268,622	$273,671
04/2023	$293,829	$270,006	$274,608
05/2023	$294,851	$268,942	$275,754
06/2023	$296,703	$268,782	$276,964
07/2023	$301,168	$268,869	$278,148
08/2023	$301,090	$268,531	$279,397
09/2023	$298,438	$263,900	$280,608
10/2023	$296,789	$262,027	$281,935
11/2023	$309,593	$271,036	$283,197
12/2023	$321,396	$279,698	$284,525
01/2024	$325,218	$279,149	$285,839
02/2024	$324,901	$277,234	$287,023
03/2024	$330,525	$279,734	$288,337
04/2024	$327,287	$275,230	$289,587
05/2024	$332,044	$277,665	$290,888
06/2024	$334,943	$280,075	$292,189
07/2024	$340,501	$285,485	$293,556
08/2024	$344,579	$288,612	$294,961
09/2024	$348,473	$291,961	$296,471
10/2024	$346,591	$288,010	$297,681
11/2024	$350,402	$291,432	$298,813
12/2024	$350,100	$289,195	$300,089
01/2025	$353,312	$290,316	$301,195
02/2025	$357,161	$293,811	$302,184
03/2025	$353,925	$292,585	$303,316
04/2025	$354,443	$295,466	$304,396
05/2025	$357,505	$294,489	$305,437
06/2025	$362,289	$297,309	$306,582
07/2025	$365,069	$297,071	$307,688
08/2025	$367,229	$298,699	$308,847
09/2025	$370,444	$300,899	$310,096
10/2025	$373,083	$303,275	$311,189
11/2025	$374,232	$303,912	$312,204
12/2025	$375,797	$303,261	$313,362
01/2026	$378,743	$303,994	$314,299
02/2026	$381,171	$308,267	$315,184
03/2026	$372,700	$302,795	$316,199
04/2026	$377,557	$303,704	$317,175
05/2026	$380,654	$305,597	$318,099
06/2026	$382,955	$306,735	$319,075

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class R5Footnote Reference1	5.70%	3.13%	4.72%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026

Class R5: TFGIX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour SI_R5 0626

American Beacon

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026 | Class Y: TFGYX

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$82	0.80%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 5.63% for the twelve months ended June 30, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 3.17% and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index return of 4.08% for the same period.

• Interest rates continued to rise due to persistent inflation. As a result, the Fund’s investments  that are less sensitive to interest rate changes benefited performance during the period.

• The Fund maintained diversified exposure across credit sectors that the sub-advisor viewed as offering attractive yield. This allocation contributed positively to total return as credit market conditions remained favorable.

• The Fund's holdings across all sectors were positive contributors to returns during the period. Additional Tier-1 bonds, which are contingent convertible securities issued by European banks, were the largest contributor to the Fund’s return, followed by Collateralized Loan Obligations, which provided the next highest contribution.

Cumulative Performance from April 3, 2017 through June 30, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$100,000	$100,000	$100,000
04/2017	$101,200	$100,678	$100,083
05/2017	$102,506	$101,266	$100,172
06/2017	$102,581	$100,982	$100,255
07/2017	$104,113	$101,314	$100,364
08/2017	$104,482	$102,238	$100,479
09/2017	$104,839	$101,766	$100,583
10/2017	$106,046	$102,195	$100,692
11/2017	$106,099	$102,353	$100,786
12/2017	$106,590	$102,582	$100,869
01/2018	$107,520	$101,850	$100,999
02/2018	$106,874	$101,620	$101,088
03/2018	$106,624	$102,463	$101,202
04/2018	$107,206	$102,081	$101,385
05/2018	$106,461	$102,463	$101,598
06/2018	$106,058	$102,654	$101,791
07/2018	$107,019	$102,682	$101,994
08/2018	$107,180	$102,997	$102,202
09/2018	$107,550	$102,603	$102,384
10/2018	$106,935	$102,403	$102,556
11/2018	$105,687	$102,904	$102,738
12/2018	$105,607	$104,390	$102,962
01/2019	$107,794	$105,496	$103,227
02/2019	$108,621	$105,623	$103,472
03/2019	$109,805	$107,515	$103,706
04/2019	$111,321	$107,579	$103,935
05/2019	$111,425	$109,127	$104,180
06/2019	$113,675	$110,657	$104,435
07/2019	$114,342	$111,528	$104,654
08/2019	$115,596	$114,057	$104,883
09/2019	$115,902	$113,528	$105,080
10/2019	$116,690	$113,332	$105,304
11/2019	$117,241	$113,199	$105,471
12/2019	$118,189	$112,967	$105,643
01/2020	$120,006	$115,006	$105,851
02/2020	$119,074	$116,413	$106,069
03/2020	$107,542	$114,602	$106,174
04/2020	$111,757	$116,457	$106,507
05/2020	$115,415	$116,787	$106,600
06/2020	$118,017	$117,370	$106,642
07/2020	$120,114	$118,653	$106,678
08/2020	$121,868	$117,793	$106,704
09/2020	$121,517	$118,223	$106,725
10/2020	$121,728	$118,231	$106,751
11/2020	$126,104	$118,906	$106,767
12/2020	$127,548	$119,272	$106,788
01/2021	$127,783	$118,632	$106,814
02/2021	$128,029	$116,786	$106,835
03/2021	$128,572	$116,326	$106,850
04/2021	$129,640	$116,630	$106,871
05/2021	$130,124	$116,891	$106,897
06/2021	$130,994	$117,461	$106,907
07/2021	$131,055	$118,921	$106,928
08/2021	$131,846	$118,682	$106,939
09/2021	$131,514	$117,562	$106,944
10/2021	$130,443	$117,255	$106,954
11/2021	$129,405	$118,091	$106,960
12/2021	$130,800	$117,612	$106,970
01/2022	$128,486	$115,764	$106,965
02/2022	$125,011	$114,224	$106,949
03/2022	$125,152	$111,762	$106,907
04/2022	$122,726	$108,758	$106,902
05/2022	$120,584	$108,609	$106,965
06/2022	$112,963	$106,960	$106,960
07/2022	$116,869	$109,685	$107,048
08/2022	$115,361	$106,821	$107,256
09/2022	$107,476	$103,392	$107,386
10/2022	$109,136	$103,038	$107,647
11/2022	$113,699	$105,664	$107,902
12/2022	$114,517	$104,417	$108,256
01/2023	$119,439	$106,822	$108,677
02/2023	$118,938	$105,118	$109,021
03/2023	$115,779	$107,449	$109,469
04/2023	$117,099	$108,002	$109,843
05/2023	$117,508	$107,577	$110,301
06/2023	$118,250	$107,513	$110,785
07/2023	$120,018	$107,548	$111,259
08/2023	$119,987	$107,412	$111,759
09/2023	$118,924	$105,560	$112,243
10/2023	$118,113	$104,811	$112,774
11/2023	$123,393	$108,414	$113,279
12/2023	$127,967	$111,879	$113,810
01/2024	$129,498	$111,660	$114,336
02/2024	$129,371	$110,894	$114,809
03/2024	$131,470	$111,894	$115,335
04/2024	$130,327	$110,092	$115,835
05/2024	$132,233	$111,066	$116,355
06/2024	$133,394	$112,030	$116,876
07/2024	$135,620	$114,194	$117,422
08/2024	$137,097	$115,445	$117,984
09/2024	$138,656	$116,785	$118,588
10/2024	$137,902	$115,204	$119,072
11/2024	$139,588	$116,573	$119,525
12/2024	$139,303	$115,678	$120,035
01/2025	$140,590	$116,126	$120,478
02/2025	$142,132	$117,524	$120,873
03/2025	$140,834	$117,034	$121,326
04/2025	$141,040	$118,186	$121,758
05/2025	$142,267	$117,796	$122,175
06/2025	$144,183	$118,924	$122,633
07/2025	$145,133	$118,829	$123,075
08/2025	$146,164	$119,480	$123,539
09/2025	$147,450	$120,360	$124,038
10/2025	$148,342	$121,310	$124,476
11/2025	$148,970	$121,565	$124,882
12/2025	$149,430	$121,304	$125,345
01/2026	$150,610	$121,598	$125,720
02/2026	$151,584	$123,307	$126,074
03/2026	$148,188	$121,118	$126,480
04/2026	$150,135	$121,482	$126,870
05/2026	$151,205	$122,239	$127,240
06/2026	$152,299	$122,694	$127,630

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/3/17)
Class YFootnote Reference1	5.63%	3.06%	4.66%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	2.24%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.08%	3.61%	2.68%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$620,707,929
# of Portfolio Holdings	336
Portfolio Turnover Rate	46%
Total Management Fees Paid	$3,202,744

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Corporate Obligations	46.2
Corporate Obligations	15.0
Asset-Backed Obligations	14.8
U.S. Treasury Obligations	11.1
Foreign Sovereign Obligations	11.1
Investment Companies	1.5
Foreign Convertible Obligations	0.3

Excludes cash equivalents and derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Bundesrepublik Deutschland Bundesanleihe, 2.900%, Due 2/15/2036	5.5
U.S. Treasury Notes, 4.375%, Due 5/15/2036	4.8
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2035	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
Nationwide Building Society, 10.250%, Due 12/6/2099	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	0.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.7

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Diversified Financial Services	1.8
Electric	1.9
Telecommunications	2.1
Pipelines	2.3
Savings & Loans	3.4
Foreign Sovereign Obligations	11.3
U.S. Treasury Obligations	11.3
Insurance	11.4
Asset-Backed Obligations	15.0
Banks	23.5

Excludes cash equivalents.

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Jersey	1.6
Italy	3.4
Netherlands	3.8
Spain	4.3
France	4.9
Cayman Islands	4.9
Ireland	9.9
Germany	13.5
United Kingdom	19.4
United States	26.9

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Annual Shareholder Report - June 30, 2026

Class Y: TFGYX

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour SI_Y 0626

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$297,776	6/30/25
$224,656	6/30/26

(b)
Audit Related Fees	Fiscal Year Ended
$0	6/30/25
$0	6/30/26

(c)
Tax Fees(1)	Fiscal Year Ended
$54,375	6/30/25
$38,400	6/30/26

(d)
All Other Fees	Fiscal Year Ended
$0	6/30/25
$0	6/30/26

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$54,375	$128,469	N/A	6/30/25
$38,400	$125,250	N/A	6/30/26

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Annual Financial Statements

June 30, 2026

ARK Transformational Innovation Fund

ARK 0626

American Beacon ARK Transformational Innovation FundSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2026

American Beacon ARK Transformational Innovation FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon ARK Transformational Innovation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon ARK Transformational Innovation Fund (one of the funds constituting American Beacon Funds, referred to hereafter as the “Fund”) as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended of June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 27, 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

COMMON STOCKS - 87.5%

Communication Services - 11.2%

Diversified Telecommunication Services - 4.6%
Space Exploration Technologies Corp., Class AA	42,840	$7,319,642

Entertainment - 3.4%
ROBLOX Corp., Class AA	97,537	5,304,062

Interactive Media & Services - 3.2%
Alphabet, Inc., Class A	2,169	775,136
Alphabet, Inc., Class C	8,347	2,949,245
Meta Platforms, Inc., Class A	2,493	1,404,282

		5,128,663

Total Communication Services		17,752,367

Consumer Discretionary - 12.5%

Automobiles - 10.2%
Tesla, Inc.A	38,488	16,188,053

Broadline Retail - 2.3%
Amazon.com, Inc.A	15,752	3,754,332

Total Consumer Discretionary		19,942,385

Financials - 12.2%

Capital Markets - 9.8%
Coinbase Global, Inc., Class AA	42,707	6,243,336
Robinhood Markets, Inc., Class AA	93,472	9,373,372

		15,616,708

Consumer Finance - 0.6%
SoFi Technologies, Inc.A B	53,231	954,432

Financial Services - 1.8%
Block, Inc.A	38,308	2,911,408

Total Financials		19,482,548

Health Care - 26.7%

Biotechnology - 13.6%
Beam Therapeutics, Inc.A	149,042	5,115,121
Intellia Therapeutics, Inc.A B	272,805	4,615,860
Natera, Inc.A	8,717	2,366,230
Recursion Pharmaceuticals, Inc., Class AA B	537,479	1,972,548
Twist Bioscience Corp.A	57,078	5,872,185
Veracyte, Inc.A	28,086	1,649,491

		21,591,435

Health Care Equipment & Supplies - 0.4%
Cerus Corp.A	226,246	660,639

Health Care Providers & Services - 0.9%
GeneDx Holdings Corp.A	22,234	1,526,364

Life Sciences Tools & Services - 11.2%
10X Genomics, Inc., Class AA	119,181	4,569,399
Illumina, Inc.A	13,444	2,363,858
Pacific Biosciences of California, Inc.A	319,798	537,261
Tempus AI, Inc., Class AA B	180,035	10,429,428

		17,899,946

See accompanying notes

2

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

COMMON STOCKS - 87.5% (continued)

Health Care - 26.7% (continued)

Pharmaceuticals - 0.6%
Eli Lilly & Co.	761	$912,766

Total Health Care		42,591,150

Industrials - 4.5%

Aerospace & Defense - 2.6%
Archer Aviation, Inc., Class AA B	343,811	1,626,226
BWX Technologies, Inc.	6,459	1,257,244
Kratos Defense & Security Solutions, Inc.A	25,066	1,249,791

		4,133,261

Electrical Equipment - 0.7%
X-Energy, Inc.A	62,943	1,155,634

Machinery - 1.2%
Deere & Co.	2,852	1,809,109

Total Industrials		7,098,004

Information Technology - 20.4%

IT Services - 3.0%
CoreWeave, Inc., Class AA	38,527	3,834,978
Snowflake, Inc.A	3,938	1,002,221

		4,837,199

Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc.A	13,480	7,830,667
Broadcom, Inc.	4,525	1,709,319
Cerebras Systems, Inc., Class AA	12,277	2,713,217
NVIDIA Corp.	12,669	2,534,940
Teradyne, Inc.	2,803	1,356,203

		16,144,346

Software - 7.3%
BitMine Immersion Technologies, Inc.	139,569	1,857,663
Circle Internet Group, Inc.A	76,441	4,787,500
Figma, Inc., Class AA B	37,818	684,128
Palantir Technologies, Inc., Class AA	36,279	4,232,671

		11,561,962

Total Information Technology		32,543,507

Total Common Stocks (Cost $94,113,002)		139,409,961

FOREIGN COMMON STOCKS - 11.8%

Consumer Discretionary - 0.0%

Broadline Retail - 0.0%
Alibaba Group Holding Ltd., ADR	15	1,440

Financials - 1.6%

Capital Markets - 1.6%
BullishA B	110,951	2,599,582

Health Care - 4.9%

Biotechnology - 4.9%
CRISPR Therapeutics AGA	142,909	7,794,257

See accompanying notes

3

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

FOREIGN COMMON STOCKS - 11.8% (continued)

Information Technology - 5.3%

IT Services - 4.2%
Shopify, Inc., Class AA	58,821	$6,716,182

Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,404	1,625,648

Total Information Technology		8,341,830

Total Foreign Common Stocks (Cost $14,324,385)		18,737,109

SHORT-TERM INVESTMENTS - 0.4% (Cost $617,626)

Investment Companies - 0.4%
American Beacon U.S. Government Money Market Select Fund, 3.55%C D	617,626	617,626

SECURITIES LENDING COLLATERAL - 8.7% (Cost $13,837,694)

Investment Companies - 8.7%
American Beacon U.S. Government Money Market Select Fund, 3.55%C D	13,837,694	13,837,694

TOTAL INVESTMENTS - 108.4% (Cost $122,892,707)		172,602,390
LIABILITIES, NET OF OTHER ASSETS - (8.4%)		(13,362,175)

TOTAL NET ASSETS - 100.0%		$159,240,215

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at June 30, 2026 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$139,409,961	$–	$–	$139,409,961
Foreign Common Stocks	18,737,109	–	–	18,737,109
Short-Term Investments	617,626	–	–	617,626
Securities Lending Collateral	13,837,694	–	–	13,837,694

Total Investments in Securities - Assets	$172,602,390	$–	$–	$172,602,390

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

June 30, 2026

Assets:
Investments in unaffiliated securities, at fair value† §	$158,147,070
Investments in affiliated securities, at fair value‡	14,455,320
Dividends and interest receivable	29,071
Receivable for investments sold	1,493,376
Receivable for fund shares sold	30,892
Receivable for tax reclaims	99,896
Receivable for expense reimbursement (Note 2)	13,744
Prepaid expenses	42,607

Total assets	174,311,976

Liabilities:
Payable for investments purchased	194,835
Payable for fund shares redeemed	773,220
Management and sub-advisory fees payable (Note 2)	114,989
Service fees payable (Note 2)	28,032
Transfer agent fees payable (Note 2)	9,568
Payable upon return of securities loaned (Note 8)§	13,837,694
Custody and fund accounting fees payable	33,254
Professional fees payable	61,616
Trustee fees payable (Note 2)	563
Payable for prospectus and shareholder reports	15,961
Other liabilities	2,029

Total liabilities	15,071,761

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$159,240,215

Analysis of net assets:
Paid-in-capital	$467,786,076
Total distributable earnings (deficits)A	(308,545,861)

Net assets	$159,240,215

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	215,888

Y Class	3,524,650

Investor Class	1,951,089

A Class	871,515

C Class	474,476

R6 Class	151,483

Net assets:
R5 Class	$4,893,967

Y Class	$79,178,235

Investor Class	$42,824,735

A Class	$19,072,678

C Class	$9,843,485

R6 Class	$3,427,115

Net asset value, offering and redemption price per share:
R5 Class	$22.67

Y Class	$22.46

Investor Class	$21.95

A Class	$21.88

A Class (offering price)	$23.21

C Class	$20.75

R6 Class	$22.62

† Cost of investments in unaffiliated securities	$108,437,387
‡ Cost of investments in affiliated securities	$14,455,320
§ Fair value of securities on loan	$15,544,462

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

5

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

For the year ended June 30, 2026

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$114,439
Dividend income from affiliated securities (Note 2)	91,089
Income derived from securities lending (Note 8)	276,978

Total investment income	482,506

Expenses:
Management and sub-advisory fees (Note 2)	1,785,294
Transfer agent fees (Note 2):
R5 Class	1,170
Y Class	109,241
Investor Class	3,857
A Class	974
C Class	557
R6 Class	397
Custody and fund accounting fees	79,526
Professional fees	90,345
Registration fees and expenses	99,055
Service fees (Note 2):
Investor Class	197,125
A Class	24,782
C Class	16,221
Distribution fees (Note 2):
A Class	49,846
C Class	106,102
Prospectus and shareholder report expenses	30,239
Trustee fees (Note 2)	20,366
Loan interest expense (Note 2)	2,610
Line of credit interest expense (Note 9)	1,755
Other expenses	36,233

Total expenses	2,655,695

Net fees waived and expenses (reimbursed) (Note 2)	(224,580)

Net expenses	2,431,115

Net investment (loss)	(1,948,609)

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	61,276,774
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(29,107,463)
Foreign currency transactions	(14)

Net gain from investments	32,169,297

Net increase in net assets resulting from operations	$30,220,688

† Foreign taxes	$5,222

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(1,948,609)	$(1,257,412)
Net realized gain from investments in unaffiliated securities	61,276,774	21,455,177
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	(29,107,477)	67,389,570

Net increase in net assets resulting from operations	30,220,688	87,587,335

Distributions to shareholders:
Total retained earnings:
R5 Class	-	-
Y Class	-	-
Investor Class	-	-
A Class	-	-
C Class	-	-
R6 Class	-	-

Net distributions to shareholders	-	-

Capital share transactions (Note 10):
Proceeds from sales of shares	40,325,893	51,002,461
Reinvestment of dividends and distributions	-	-
Cost of shares redeemed	(114,917,010)	(126,672,127)

Net (decrease) in net assets from capital share transactions	(74,591,117)	(75,669,666)

Net increase (decrease) in net assets	(44,370,429)	11,917,669

Net assets:
Beginning of year	203,610,644	191,692,975

End of year	$159,240,215	$203,610,644

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of June 30, 2026, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed the Fund’s income taxes paid and has determined no additional disclosures are required.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This standard clarifies that a contractual restriction prohibiting the sale of an equity security is not considered part of the unit of account of the security and, therefore, is not factored into the security’s fair value measurement. The ASU also introduces new disclosure requirements for equity securities subject to such restrictions. The ASU is effective for annual periods beginning after December 15, 2024. The Fund adopted this standard during the current reporting period. As of June 30, 2026, the Fund did not hold any equity securities subject to contractual sale restrictions, and adoption of this ASU did not have a material impact on the Fund’s financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

8

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

9

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

The Management and Sub-Advisory Fees paid by the Fund for the year ended June 30, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$710,559
Sub-Advisory Fees	0.55%	1,074,735

Total	0.90%	$1,785,294

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended June 30, 2026, the Manager received securities lending fees of $26,944 for the securities lending activities of the Fund. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended June 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$102,886

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

As of June 30, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$7,016

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a June 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2026 Fair Value
U.S. Government Money Market Select Fund	Direct	ARK Transformational Innovation	$617,626	$–	$–	$91,089	$617,626
U.S. Government Money Market Select Fund	Securities Lending	ARK Transformational Innovation	13,837,694	–	–	N/A	13,837,694

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2026, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
ARK Transformational Innovation	$2,355	$8,433	$10,788

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2026, the Fund borrowed $7,152,908 for 1 day at an interest rate of 4.44% with interest charges of $2,610. These amounts are recorded as “Loan interest expense” in the Statement of Operations.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Fund, through November 3, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. For the year ended June 30, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	7/1/2025 - 10/31/2025	11/1/2025 - 6/30/2026	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	R5	0.99%	0.99%	$5,862	$-		2028-2029
ARK Transformational Innovation	Y	1.08%	1.08%	105,612	-		2028-2029
ARK Transformational Innovation	Investor	1.32%	1.32%	70,847	-		2028-2029
ARK Transformational Innovation	A	1.34%	1.34%	24,572	(1,508	)*	2028-2029
ARK Transformational Innovation	C	2.10%	2.10%	14,458	(153	)*	2028-2029
ARK Transformational Innovation	R6	0.99%	0.99%	3,229	-		2028-2029

*These amounts represent Recouped Expenses from prior fiscal years and are reflected in Total Expenses on the Statement of Operations.

Of the above amounts, $13,744 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at June 30, 2026.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$1,661	$-	$311,399	2025-2026
ARK Transformational Innovation	-	255,087	-	2026-2027
ARK Transformational Innovation	-	252,421	-	2027-2028

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2026, RID collected $13,445 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended June 30, 2026, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended June 30, 2026, CDSC fees of $2,684 were collected for C Class Shares of the Fund.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Currency Risk

The Fund may have exposure, directly or indirectly, to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies either directly or through portfolio investments, may reduce the returns of the Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

affect the Fund’s investments in securities that trade in and receive revenues in non-U.S. currencies, or in derivatives that provide exposure to non-U.S.currencies. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the information technology sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of the Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not qualify for treatment as “qualified dividend income”.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2026.

	Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,837,694	$–	$–	$–	$13,837,694

Total Borrowings	$13,837,694	$–	$–	$–	$13,837,694

Gross amount of recognized liabilities for securities lending transactions					$13,837,694

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2026 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2026, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$141,699,448	$39,457,532	$(8,554,582)	$30,902,950

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
ARK Transformational Innovation	$30,902,950	$-	$-	$(339,448,811)	$-	$(308,545,861)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain from passive foreign investment companies, unused capital loss carryforwards, and late year loss deferrals.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of June 30, 2026, the Fund had no permanent differences.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2025, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
ARK Transformational Innovation	$27,862,579	$310,650,189

As of June 30, 2026, the Fund utilized $12,228,785 of short-term and $16,533,771 of long-term post RIC MOD capital loss carryforwards.

The Fund is permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, June 30, 2026. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, June 30, 2026. For the period ending June 30, 2026, the Fund deferred $936,043 ordinary loss to July 1, 2026.

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$90,302,708	$163,848,315

A summary of the Fund’s transactions in the USG Select Fund for the year ended June 30, 2026 were as follows:

Fund	Type of Transaction	June 30, 2025 Shares/Fair Value	Purchases	Sales	June 30, 2026 Shares/Fair Value
ARK Transformational Innovation	Direct	$4,177,626	$59,999,360	$63,559,360	$617,626
ARK Transformational Innovation	Securities Lending	4,418,192	215,725,420	206,305,918	13,837,694

8. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$ 15,544,462	$13,837,694	$2,253,072	$16,090,766

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2026, the Fund did not utilize these facilities.

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2026

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	47,717	$1,019,703	158,174	$2,496,031
Reinvestment of dividends	-	-	-	-
Shares redeemed	(97,033)	(2,094,755)	(97,103)	(1,360,970)

Net increase (decrease) in shares outstanding	(49,316)	$(1,075,052)	61,071	$1,135,061

	Y Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	870,520	$18,659,808	2,156,631	$32,119,858
Reinvestment of dividends	-	-	-	-
Shares redeemed	(3,106,346)	(66,154,897)	(6,108,133)	(88,527,368)

Net (decrease) in shares outstanding	(2,235,826)	$(47,495,089)	(3,951,502)	$(56,407,510)

	Investor Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	779,891	$16,459,426	750,176	$10,987,065
Reinvestment of dividends	-	-	-	-
Shares redeemed	(1,691,796)	(35,782,717)	(1,715,752)	(24,191,745)

Net (decrease) in shares outstanding	(911,905)	$(19,323,291)	(965,576)	$(13,204,680)

	A Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	135,365	$2,747,180	273,386	$4,198,920
Reinvestment of dividends	-	-	-	-
Shares redeemed	(312,803)	(6,485,448)	(571,162)	(7,960,027)

Net (decrease) in shares outstanding	(177,438)	$(3,738,268)	(297,776)	$(3,761,107)

	C Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	48,054	$961,725	42,189	$587,035
Reinvestment of dividends	-	-	-	-
Shares redeemed	(195,130)	(3,761,813)	(251,385)	(3,413,884)

Net (decrease) in shares outstanding	(147,076)	$(2,800,088)	(209,196)	$(2,826,849)

	R6 Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	22,542	$478,051	43,394	$613,552
Reinvestment of dividends	-	-	-	-
Shares redeemed	(29,484)	(637,380)	(77,538)	(1,218,133)

Net (decrease) in shares outstanding	(6,942)	$(159,329)	(34,144)	$(604,581)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$19.37		$12.09		$12.10	$11.82	$48.75

Income (loss) from investment operations:
Net investment (loss)	(0.16	)A	(0.07	)A	(1.52)	(0.17)	(0.12	)A
Net gains (losses) on investments (both realized and unrealized)	3.46		7.35		1.51	1.26	(28.04)

Total income (loss) from investment operations	3.30		7.28		(0.01)	1.09	(28.16)

Less distributions:
Dividends from net investment income	-		-		-	-	(0.90)
Distributions from net realized gains	-		-		-	(0.81)	(7.87)

Total distributions	-		-		-	(0.81)	(8.77)

Net asset value, end of period	$22.67		$19.37		$12.09	$12.10	$11.82

Total returnB	17.04%		60.22%		(0.08)%	11.98%	(68.27)%

Ratios and supplemental data:
Net assets, end of period	$4,893,967		$5,138,027		$2,467,952	$4,474,962	$4,569,803
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12%		1.24%		1.13%	1.13%	1.12%
Expenses, net of reimbursements and/or recoupmentsC	1.01	%D	1.05%		1.00%	0.99%	1.06%
Net investment (loss), before expense reimbursements and/or recoupments	(0.88)%		(0.65)%		(0.97)%	(1.03)%	(0.47)%
Net investment (loss), net of reimbursements and/or recoupments	(0.77)%		(0.46)%		(0.84)%	(0.89)%	(0.41)%
Portfolio turnover rate	47%		46%		38%	33%	59%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.99% for the period ended June 30, 2026.

See accompanying notes

27

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$19.22		$12.00		$12.02	$11.76	$48.53

Income (loss) from investment operations:
Net investment (loss)	(0.18	)A	(0.08	)A	(0.88)	(0.16)	(0.04)
Net gains (losses) on investments (both realized and unrealized)	3.42		7.30		0.86	1.23	(28.00)

Total income (loss) from investment operations	3.24		7.22		(0.02)	1.07	(28.04)

Less distributions:
Dividends from net investment income	-		-		-	-	(0.86)
Distributions from net realized gains	-		-		-	(0.81)	(7.87)

Total distributions	-		-		-	(0.81)	(8.73)

Net asset value, end of period	$22.46		$19.22		$12.00	$12.02	$11.76

Total returnB	16.86%		60.17%		(0.17)%	11.87%	(68.30)%

Ratios and supplemental data:
Net assets, end of period	$79,178,235		$110,694,175		$116,564,161	$172,981,127	$175,258,402
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.20%		1.25%		1.17%	1.19%	1.19%
Expenses, net of reimbursements and/or recoupmentsC	1.10	%D	1.14%		1.09%	1.08%	1.15%
Net investment (loss), before expense reimbursements and/or recoupments	(0.95)%		(0.66)%		(1.01)%	(1.09)%	(0.52)%
Net investment (loss), net of reimbursements and/or recoupments	(0.85)%		(0.55)%		(0.93)%	(0.98)%	(0.48)%
Portfolio turnover rate	47%		46%		38%	33%	59%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.08% for the period ended June 30, 2026.

See accompanying notes

28

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$18.82		$11.78		$11.82	$11.62	$47.98

Income (loss) from investment operations:
Net investment (loss)	(0.23	)A	(0.11	)A	(0.89)	(0.13)	(0.37)
Net gains (losses) on investments (both realized and unrealized)	3.36		7.15		0.85	1.14	(27.41)

Total income (loss) from investment operations	3.13		7.04		(0.04)	1.01	(27.78)

Less distributions:
Dividends from net investment income	-		-		-	-	(0.71)
Distributions from net realized gains	-		-		-	(0.81)	(7.87)

Total distributions	-		-		-	(0.81)	(8.58)

Net asset value, end of period	$21.95		$18.82		$11.78	$11.82	$11.62

Total returnB	16.63%		59.76%		(0.34)%	11.48%	(68.36)%

Ratios and supplemental data:
Net assets, end of period	$42,824,735		$53,883,644		$45,111,990	$64,126,589	$62,722,510
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.47%		1.52%		1.44%	1.46%	1.45%
Expenses, net of reimbursements and/or recoupmentsC	1.34	%D	1.38%		1.33%	1.32%	1.39%
Net investment (loss), before expense reimbursements and/or recoupments	(1.23)%		(0.92)%		(1.27)%	(1.36)%	(0.77)%
Net investment (loss), net of reimbursements and/or recoupments	(1.10)%		(0.78)%		(1.16)%	(1.22)%	(0.71)%
Portfolio turnover rate	47%		46%		38%	33%	59%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.32% for the period ended June 30, 2026.

See accompanying notes

29

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$18.77		$11.75		$11.80	$11.60		$48.00

Income (loss) from investment operations:
Net investment (loss)	(0.23	)A	(0.11	)A	(0.64)	(0.22)		(0.06)
Net gains (losses) on investments (both realized and unrealized)	3.34		7.13		0.59	1.23		(27.74)

Total income (loss) from investment operations	3.11		7.02		(0.05)	1.01		(27.80)

Less distributions:
Dividends from net investment income	-		-		-	-		(0.73)
Distributions from net realized gains	-		-		-	(0.81)		(7.87)

Total distributions	-		-		-	(0.81)		(8.60)

Net asset value, end of period	$21.88		$18.77		$11.75	$11.80		$11.60

Total returnB	16.57%		59.74%		(0.42)%	11.51%		(68.40)%

Ratios and supplemental data:
Net assets, end of period	$19,072,678		$19,688,002		$15,827,888	$20,818,534		$21,659,351
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.48%		1.60%		1.50%	1.56%		1.43%
Expenses, net of reimbursements and/or recoupmentsC	1.36	%D	1.40%		1.35%	1.41	%E	1.43%
Net investment (loss), before expense reimbursements and/or recoupments	(1.24)%		(1.00)%		(1.33)%	(1.46)%		(0.76)%
Net investment (loss), net of reimbursements and/or recoupments	(1.12)%		(0.80)%		(1.18)%	(1.31)%		(0.76)%
Portfolio turnover rate	47%		46%		38%	33%		59%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.34% for the period ended June 30, 2026.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$17.93		$11.31		$11.44	$11.37		$47.16

Income (loss) from investment operations:
Net investment (loss)	(0.37	)A	(0.21	)A	(0.73)	(0.26)		(0.27)
Net gains (losses) on investments (both realized and unrealized)	3.19		6.83		0.60	1.14		(27.23)

Total income (loss) from investment operations	2.82		6.62		(0.13)	0.88		(27.50)

Less distributions:
Dividends from net investment income	-		-		-	-		(0.42)
Distributions from net realized gains	-		-		-	(0.81)		(7.87)

Total distributions	-		-		-	(0.81)		(8.29)

Net asset value, end of period	$20.75		$17.93		$11.31	$11.44		$11.37

Total returnB	15.73%		58.53%		(1.14)%	10.55%		(68.62)%

Ratios and supplemental data:
Net assets, end of period	$9,843,485		$11,143,587		$9,397,516	$12,078,215		$12,244,432
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.26%		2.38%		2.30%	2.37%		2.19%
Expenses, net of reimbursements and/or recoupmentsC	2.12	%D	2.16%		2.11%	2.19	%E	2.19%
Net investment (loss), before expense reimbursements and/or recoupments	(2.01)%		(1.78)%		(2.13)%	(2.27)%		(1.52)%
Net investment (loss), net of reimbursements and/or recoupments	(1.87)%		(1.56)%		(1.94)%	(2.09)%		(1.52)%
Portfolio turnover rate	47%		46%		38%	33%		59%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 2.10% for the period ended June 30, 2026.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

31

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,
	2026		2025		2024		2023		2022

Net asset value, beginning of period	$19.34		$12.07		$12.07		$11.80		$48.67

Income (loss) from investment operations:
Net investment (loss)	(0.16	)A	(0.07	)A	(0.10	)A	(0.10	)A	(0.55)
Net gains (losses) on investments (both realized and unrealized)	3.44		7.34		0.10		1.18		(27.54)

Total income (loss) from investment operations	3.28		7.27		-		1.08		(28.09)

Less distributions:
Dividends from net investment income	-		-		-		-		(0.91)
Distributions from net realized gains	-		-		-		(0.81)		(7.87)

Total distributions	-		-		-		(0.81)		(8.78)

Net asset value, end of period	$22.62		$19.34		$12.07		$12.07		$11.80

Total returnB	16.96%		60.23%		-%		11.92%		(68.25)%

Ratios and supplemental data:
Net assets, end of period	$3,427,115		$3,063,209		$2,323,468		$744,517		$477,160
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11%		1.18%		1.13%		1.18%		1.12%
Expenses, net of reimbursements and/or recoupmentsC	1.01	%D	1.05%		1.00%		0.99%		1.04%
Net investment (loss), before expense reimbursements and/or recoupments	(0.87)%		(0.58)%		(0.96)%		(1.07)%		(0.42)%
Net investment (loss), net of reimbursements and/or recoupments	(0.77)%		(0.45)%		(0.83)%		(0.88)%		(0.34)%
Portfolio turnover rate	47%		46%		38%		33%		59%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.99% for the period ended June 30, 2026.

See accompanying notes

32

American Beacon ARK Transformational Innovation FundSM

Federal Tax Information

June 30, 2026 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026.

The Fund designated the following items with regard to distributions paid during the fiscal year ended June 30, 2026. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

ARK Transformational Innovation	N/A

Qualified Dividend Income:

ARK Transformational Innovation	N/A

Long-Term Capital Gain Distributions:

ARK Transformational Innovation	N/A

Short-Term Capital Gain Distributions:

ARK Transformational Innovation	N/A

Shareholders will receive notification in January 2027 of the applicable tax information necessary to prepare their 2026 income tax returns.

33

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

AR 06/26

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2026

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Short Term Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Short Term Bond Fund (three of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 27, 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

SECURITIES HELD LONG - 97.4%

COMMON STOCKS - 0.0%

Financials - 0.0%

Capital Markets - 0.0%
Robinhood Markets, Inc., Class AA	211	$21,324

Health Care - 0.0%

Biotechnology - 0.0%
Ascendis Pharma ASA	71	18,937

Total Common Stocks (Cost $38,364)		40,261

WARRANTS - 0.0% (Cost $0)

Consumer Discretionary - 0.0%

Specialty Retail - 0.0%
GameStop Corp.,A	1,611	4,495

CONVERTIBLE PREFERRED STOCKS - 11.7%

Communication Services - 0.8%

Interactive Media & Services - 0.8%
Alphabet, Inc., Series A, 6.250%, Due 5/15/2029A	59,673	2,996,181

Financials - 2.4%

Capital Markets - 1.3%
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	79,408	2,988,123
KKR & Co., Inc., Series D, 6.250%, Due 3/1/2028	53,233	2,109,092

		5,097,215

Financial Services - 1.1%
Shift4 Payments, Inc., 6.000%, Due 5/1/2028	68,519	4,252,974

Total Financials		9,350,189

Health Care - 0.5%

Life Sciences Tools & Services - 0.5%
Bruker Corp., 6.375%, Due 9/1/2028A	4,159	1,841,647

Industrials - 0.5%

Aerospace & Defense - 0.5%
VSE Corp., 5.750%, Due 2/1/2029A	34,458	1,987,193

Information Technology - 3.8%

Software - 1.8%
NCR Voyix Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)A B	2,476	2,561,075
Oracle Corp., Series D, 6.500%, Due 1/15/2029A	96,688	4,346,126

		6,907,201

Technology Hardware, Storage & Peripherals - 2.0%
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	61,895	7,235,525
Super Micro Computer, Inc., 7.000%, Due 6/1/2029A	12,605	644,872

		7,880,397

Total Information Technology		14,787,598

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

CONVERTIBLE PREFERRED STOCKS - 11.7% (continued)

Materials - 1.7%

Chemicals - 1.7%
Albemarle Corp., 7.250%, Due 3/1/2027	108,383	$6,003,334
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,026	882,360

		6,885,694

Total Materials		6,885,694

Utilities - 2.0%

Electric Utilities - 2.0%
NextEra Energy, Inc., 7.375%, Due 2/15/2029A	65,827	3,134,682
PPL Corp., 7.000%, Due 2/15/2029A	89,074	4,370,861
Southern Co., Series A, 7.125%, Due 12/15/2028A	10,939	545,747

		8,051,290

Total Utilities		8,051,290

Total Convertible Preferred Stocks (Cost $42,894,878)		45,899,792

PREFERRED STOCKS - 1.8%

Financials - 1.8%

Mortgage Real Estate Investment Trusts (REITs) - 1.8%
Adamas Trust, Inc.,
Series E, 11.283%, (3 mo. USD LIBOR + 6.429%)B C	1,078	27,274
Series F, 6.875%, (1 day USD SOFR + 6.130%)B C	26,097	634,679
AGNC Investment Corp.,
Series E, 8.988%, (3 mo. USD Term SOFR + 5.255%)B C	3,313	84,150
Series F, 8.632%, (3 mo. USD Term SOFR + 4.959%)B C	64,916	1,619,654
MFA Financial, Inc., Series C, 9.340%, (3 mo. USD Term SOFR + 5.607%)B C	105,937	2,385,701
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)B C	7,315	182,509
Rithm Capital Corp.,
Series B, 9.635%, (3 mo. USD Term SOFR + 5.902%)B C	17,847	445,104
Series C, 8.964%, (3 mo. USD Term SOFR + 5.231%)B C	64,479	1,549,431

		6,928,502

Total Financials		6,928,502

Total Preferred Stocks (Cost $6,813,592)		6,928,502

	Principal Amount

CONVERTIBLE OBLIGATIONS - 73.9%

Basic Materials - 0.8%

Mining - 0.8%
Centrus Energy Corp., 2.250%, Due 11/1/2030D	$1,519,000	3,006,860

Communications - 7.6%

Internet - 4.9%
DoorDash, Inc., Due 5/15/2030D E	3,480,000	3,427,800
Hims & Hers Health, Inc.,
Due 5/15/2030D E F	5,219,000	4,717,976
Due 6/1/2032E F	698,000	972,872
Match Group Financeco 3, Inc., 2.000%, Due 1/15/2030F	3,043,000	2,765,478
Snap, Inc., 0.500%, Due 5/1/2030D	5,550,000	4,514,925
Ziff Davis, Inc.,
1.750%, Due 11/1/2026	959,000	945,855
3.625%, Due 3/1/2028D F	1,951,000	1,941,697

		19,286,603

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount	Fair Value

CONVERTIBLE OBLIGATIONS - 73.9% (continued)

Communications - 7.6% (continued)

Media - 1.5%
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028D	$5,160,000	$5,905,620

Telecommunications - 1.2%
ADTRAN Holdings, Inc., 3.750%, Due 9/15/2030D F	701,000	1,065,871
AST SpaceMobile, Inc., 2.000%, Due 1/15/2036D F	1,788,000	2,083,020
BlackSky Technology, Inc., 8.250%, Due 8/1/2033D F	641,000	822,723
Ciena Corp., Due 9/15/2031E F	580,000	610,450

		4,582,064

Total Communications		29,774,287

Consumer, Cyclical - 6.3%

Entertainment - 2.9%
DraftKings Holdings, Inc., Due 3/15/2028D E	3,111,000	2,889,513
Live Nation Entertainment, Inc.,
3.125%, Due 1/15/2029D	2,547,000	4,537,481
2.875%, Due 10/15/2031F	529,000	582,905
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027D	3,662,000	3,592,422

		11,602,321

Leisure Time - 1.1%
NCL Corp. Ltd., 0.750%, Due 9/15/2030D F	4,355,000	4,208,236

Retail - 2.3%
Cheesecake Factory, Inc., 2.000%, Due 3/15/2030D	4,326,000	5,504,835
GameStop Corp., Due 6/15/2032D E	3,471,000	3,516,123

		9,020,958

Total Consumer, Cyclical		24,831,515

Consumer, Non-Cyclical - 21.2%

Biotechnology - 2.5%
Arrowhead Pharmaceuticals, Inc., Due 1/15/2032D E	231,000	275,743
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029D	3,754,000	4,154,176
Celcuity, Inc., 0.250%, Due 8/1/2032	576,000	654,567
Ionis Pharmaceuticals, Inc., 1.750%, Due 6/15/2028D	1,437,000	2,233,637
Viridian Therapeutics, Inc., 1.750%, Due 5/15/2032D	2,092,000	2,241,787

		9,559,910

Commercial Services - 2.8%
Affirm Holdings, Inc., Due 11/15/2026D E	1,394,000	1,369,605
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029D	5,550,000	5,251,965
Euronet Worldwide, Inc., 0.625%, Due 10/1/2030F	4,931,000	4,437,657

		11,059,227

Health Care - Products - 7.4%
Alphatec Holdings, Inc., 0.750%, Due 3/15/2030D	4,533,000	4,317,683
CONMED Corp., 2.250%, Due 6/15/2027	1,741,000	1,698,346
Enovis Corp., 3.875%, Due 10/15/2028D	6,006,000	5,766,961
Haemonetics Corp., 2.500%, Due 6/1/2029D	4,630,000	4,680,004
Integer Holdings Corp., 1.875%, Due 3/15/2030D	3,929,000	3,796,396
LeMaitre Vascular, Inc., 2.500%, Due 2/1/2030D	2,490,000	2,634,731
Omnicell, Inc., 1.000%, Due 12/1/2029D	3,821,000	4,040,707
Tempus AI, Inc., 0.750%, Due 7/15/2030D F	1,904,000	2,010,222

		28,945,050

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount	Fair Value

CONVERTIBLE OBLIGATIONS - 73.9% (continued)

Consumer, Non-Cyclical - 21.2% (continued)

Health Care - Services - 2.3%
Alignment Healthcare, Inc., 4.250%, Due 11/15/2029D	$2,948,000	$5,021,594
Oscar Health, Inc., 2.250%, Due 9/1/2030D F	2,782,000	4,094,548

		9,116,142

Household Products/Wares - 1.3%
Spectrum Brands, Inc., 3.375%, Due 6/1/2029D	4,914,000	5,109,086

Pharmaceuticals - 4.9%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029D	3,425,000	4,220,628
Dexcom, Inc., 0.375%, Due 5/15/2028D	3,495,000	3,259,087
Indivior Pharmaceuticals, Inc., 0.625%, Due 3/15/2031D F	687,000	834,980
Jazz Investments I Ltd., 3.125%, Due 9/15/2030D	4,165,000	7,097,160
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029D	3,798,000	3,785,087

		19,196,942

Total Consumer, Non-Cyclical		82,986,357

Energy - 2.3%

Coal - 0.5%
Peabody Energy Corp., 3.250%, Due 3/1/2028D	1,484,000	1,983,811

Energy - Alternate Sources - 1.6%
Plug Power, Inc., 6.750%, Due 12/1/2033D F	708,000	940,020
SolarEdge Technologies, Inc., 2.250%, Due 7/1/2029D	1,868,000	3,593,845
Sunrun, Inc., 4.000%, Due 3/1/2030D	1,383,000	1,634,542

		6,168,407

Oil & Gas - 0.2%
Atlas Energy Solutions, Inc., 0.500%, Due 4/15/2031D F	690,000	926,325

Total Energy		9,078,543

Financial - 9.6%

Diversified Financial Services - 1.3%
Dave, Inc., Due 4/1/2031D E F	344,000	526,354
WisdomTree, Inc., 4.625%, Due 8/15/2030D F	3,780,000	4,505,005

		5,031,359

Investment Companies - 2.1%
Capital Southwest Corp., 5.125%, Due 11/15/2029D	1,635,000	1,700,400
Terawulf, Inc., 2.750%, Due 2/1/2030D F	2,148,000	6,567,771

		8,268,171

Real Estate - 0.6%
Compass, Inc., 0.250%, Due 4/15/2031D F	2,128,000	2,311,008

REITS - 5.6%
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027D	3,949,000	3,929,255
Pebblebrook Hotel Trust,
1.750%, Due 12/15/2026	1,606,000	1,590,903
1.625%, Due 1/15/2030D F	3,918,000	5,250,120
PennyMac Corp., 8.500%, Due 6/1/2029	3,836,000	3,896,609
Redwood Trust, Inc., 7.750%, Due 6/15/2027D	7,181,000	7,252,810

		21,919,697

Total Financial		37,530,235

Industrial - 2.7%

Aerospace/Defense - 0.4%
Joby Aviation, Inc., 0.750%, Due 2/15/2032D	1,698,000	1,540,086

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount	Fair Value

CONVERTIBLE OBLIGATIONS - 73.9% (continued)

Industrial - 2.7% (continued)

Electronics - 1.8%
Advanced Energy Industries, Inc., Due 5/15/2031D E F	$630,000	$688,488
Itron, Inc., Due 3/15/2032D E F	3,477,000	3,292,472
OSI Systems, Inc.,
2.250%,Due 8/1/2029D	1,999,000	2,665,185
0.500% Due 2/1/2031F	708,000	663,494

		7,309,639

Machinery - Construction & Mining - 0.5%
BWX Technologies, Inc., Due 11/1/2030D E F	1,788,000	1,830,912

Total Industrial		10,680,637

Technology - 20.5%

Computers - 3.4%
Parsons Corp., 2.625%, Due 3/1/2029D	2,932,000	2,884,501
Rapid7, Inc., 1.250%, Due 3/15/2029D	1,373,000	1,160,144
Super Micro Computer, Inc., 3.500%, Due 3/1/2029D	2,744,000	2,529,968
Varonis Systems, Inc., 1.000%, Due 9/15/2029D	5,092,000	4,926,510
Zscaler, Inc., Due 7/15/2028D E F	1,720,000	1,586,700

		13,087,823

Semiconductors - 6.3%
Amkor Technology, Inc., Due 7/15/2031D E F	557,000	663,832
Cohu, Inc., 1.500%, Due 1/15/2031D F	1,430,000	4,045,494
Microchip Technology, Inc., Due 2/15/2030D E F	1,696,000	1,952,135
MKS, Inc., 1.250%, Due 6/1/2030D	2,910,000	8,565,773
ON Semiconductor Corp.,
0.500%, Due 3/1/2029D	3,040,000	3,663,200
Due 5/1/2031E F	2,094,000	2,081,436
SiTime Corp., Due 6/15/2031D E	520,000	575,385
Ultra Clean Holdings, Inc., Due 3/15/2031D E F	1,692,000	3,174,349

		24,721,604

Software - 10.8%
Akamai Technologies, Inc.,
1.125%, Due 2/15/2029D	4,152,000	4,938,125
Due 5/15/2030E F	872,000	820,029
Bandwidth, Inc., Due 7/1/2032E F	281,000	321,604
Box, Inc., 1.500%, Due 9/15/2029D	4,060,000	3,962,560
CoreWeave, Inc., 1.750%, Due 10/1/2032D F	2,164,000	2,382,131
CSG Systems International, Inc., 3.875%, Due 9/15/2028	3,447,000	4,198,791
Five9, Inc., 1.000%, Due 3/15/2029D	2,105,000	1,864,820
Nutanix, Inc., 0.500%, Due 12/15/2029D	4,833,000	4,752,772
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029D	3,655,000	5,795,225
Progress Software Corp., 3.500%, Due 3/1/2030D	4,575,000	4,374,423
Snowflake, Inc., Due 10/1/2027D E	1,741,000	2,895,633
Tyler Technologies, Inc., 0.500%, Due 7/15/2031D F	699,000	692,360
Unity Software, Inc., Due 3/15/2030D E	1,388,000	1,568,440
Vertex, Inc., 0.750%, Due 5/1/2029D	4,165,000	3,711,015

		42,277,928

Total Technology		80,087,355

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount	Fair Value

CONVERTIBLE OBLIGATIONS - 73.9% (continued)

Utilities - 2.9%

Electric - 2.9%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026D	$3,038,000	$3,648,638
Ormat Technologies, Inc., 1.500%, Due 3/15/2031, Series AD F	1,740,000	1,885,812
PG&E Corp., 4.250%, Due 12/1/2027D	5,727,000	5,852,994

		11,387,444

Total Utilities		11,387,444

Total Convertible Obligations (Cost $254,265,756)		289,363,233

FOREIGN CONVERTIBLE OBLIGATIONS - 9.0%

Basic Materials - 1.9%

Mining - 1.9%
Equinox Gold Corp., 4.750%, Due 10/15/2028D	2,707,000	4,551,821
Fortuna Mining Corp., 3.750%, Due 6/30/2029D	1,670,000	2,554,265
i-80 Gold Corp., 3.750%, Due 4/15/2031D F	344,000	378,606

		7,484,692

Total Basic Materials		7,484,692

Communications - 1.6%

Internet - 1.6%
Trip.com Group Ltd., 0.750%, Due 6/15/2029	3,154,000	3,105,113
Wix.com Ltd., Due 9/15/2030D E F	4,258,000	3,237,854

		6,342,967

Total Communications		6,342,967

Consumer, Non-Cyclical - 0.5%

Biotechnology - 0.5%
CRISPR Therapeutics AG, 1.731%, Due 3/1/2031D F	1,720,000	1,819,975

Energy - 1.6%

Energy - Alternate Sources - 0.8%
Canadian Solar, Inc., 3.250%, Due 1/15/2031D F	3,096,000	2,753,866
T1 Energy, Inc., 5.250%, Due 12/1/2030D	355,000	613,666

		3,367,532

Oil & Gas - 0.8%
Kosmos Energy Ltd., 3.125%, Due 3/15/2030D	3,991,000	2,979,282

Total Energy		6,346,814

Financial - 0.9%

Investment Companies - 0.9%
IREN Ltd., 0.250%, Due 6/1/2032D F	3,351,000	3,676,047

Technology - 2.5%

Computers - 1.0%
Check Point Software Technologies Ltd., Due 12/15/2030D E F	4,107,000	3,813,523

Software - 1.5%
Nebius Group NV, 1.250%, Due 3/15/2031D F	3,316,000	5,763,578

Total Technology		9,577,101

Total Foreign Convertible Obligations (Cost $33,280,917)		35,247,596

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

SHORT TERM INVESTMENTS - 1.0% (Cost $4,044,955)

Investment Companies - 1.0%
American Beacon U.S. Government Money Market Select Fund, 3.55%G H	4,044,955	$4,044,955

Total Securities Held Long (Cost $341,338,462)		381,528,834

SECURITIES SOLD SHORT - (43.7%)

Common Stocks - (43.7%)

Communication Services - (2.9%)

Diversified Telecommunication Services- (0.4%)
AST SpaceMobile, Inc.A	(16,012)	(1,422,826)
Bandwidth, Inc., Class AA	(2,887)	(182,747)

		(1,605,573)

Entertainment - (1.1%)
Live Nation Entertainment, Inc.A	(22,884)	(4,190,289)

Interactive Media & Services - (0.8%)
Alphabet, Inc., Class A	(5,821)	(2,080,251)
Match Group, Inc.	(10,317)	(392,562)
Snap, Inc., Class AA	(78,251)	(347,434)
Ziff Davis, Inc.A	(4,418)	(231,371)

		(3,051,618)

Media - (0.6%)
Sirius XM Holdings, Inc.	(88,003)	(2,599,609)

Total Communication Services		(11,447,089)

Consumer Discretionary - (2.2%)

Hotels, Restaurants & Leisure - (1.8%)
Cheesecake Factory, Inc.	(45,717)	(3,636,330)
DoorDash, Inc., Class AA	(6,341)	(1,170,105)
Norwegian Cruise Line Holdings Ltd.A	(71,513)	(1,509,639)
Trip.com Group Ltd.A	(14,859)	(591,983)

		(6,908,057)

Specialty Retail - (0.4%)
GameStop Corp., Class AA	(76,204)	(1,682,584)

Total Consumer Discretionary		(8,590,641)

Consumer Staples - (0.4%)

Household Products - (0.4%)
Spectrum Brands Holdings, Inc.	(17,521)	(1,502,426)

Energy - (1.2%)

Energy Equipment & Services - (0.2%)
Atlas Energy Solutions, Inc.	(38,643)	(641,860)

Oil, Gas & Consumable Fuels - (1.0%)
Centrus Energy Corp., Class AA	(13,612)	(2,285,046)
Kosmos Energy Ltd.A	(224,391)	(473,465)
Peabody Energy Corp.	(55,215)	(1,276,571)

		(4,035,082)

Total Energy		(4,676,942)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

SECURITIES SOLD SHORT - (43.7%) (continued)

Common Stocks - (43.7%) (continued)

Financials - (3.4%)

Capital Markets - (1.5%)
ARES Management Corp., Class A	(20,658)	$(2,299,442)
KKR & Co., Inc.	(16,254)	(1,491,792)
WisdomTree, Inc.	(128,308)	(2,173,538)

		(5,964,772)

Consumer Finance - (0.1%)
Dave, Inc.A	(1,043)	(388,611)
EZCORP, Inc., Class AA	(1)	(35)

		(388,646)

Financial Services - (1.1%)
Euronet Worldwide, Inc.A	(16,547)	(1,211,075)
Shift4 Payments, Inc., Class AA	(64,750)	(3,149,441)

		(4,360,516)

Insurance - (0.7%)
Oscar Health, Inc., Class AA	(90,497)	(2,580,974)

Total Financials		(13,294,908)

Health Care - (7.9%)

Biotechnology - (1.5%)
Arrowhead Pharmaceuticals, Inc.A	(2,048)	(166,933)
Bridgebio Pharma, Inc.A	(20,869)	(1,554,323)
Celcuity, Inc.A	(3,250)	(340,015)
CRISPR Therapeutics AGA	(15,949)	(869,858)
Ionis Pharmaceuticals, Inc.A	(23,576)	(1,869,341)
Viridian Therapeutics, Inc.A	(65,407)	(1,201,527)

		(6,001,997)

Health Care Equipment & Supplies - (1.9%)
Alphatec Holdings, Inc.A	(159,535)	(1,379,978)
Dexcom, Inc.A	(3,484)	(234,647)
Enovis Corp.A	(19,403)	(401,642)
Haemonetics Corp.A	(17,595)	(1,319,625)
Integer Holdings Corp.A	(11,840)	(1,106,448)
LeMaitre Vascular, Inc.	(12,379)	(1,187,889)
Omnicell, Inc.A	(38,626)	(1,603,752)

		(7,233,981)

Health Care Providers & Services - (1.4%)
Alignment Healthcare, Inc.A	(150,326)	(3,579,262)
Hims & Hers Health, Inc.A	(56,731)	(1,966,864)

		(5,546,126)

Life Sciences Tools & Services - (0.6%)
Bruker Corp.	(25,922)	(1,559,986)
Tempus AI, Inc., Class AA	(14,639)	(848,037)

		(2,408,023)

Pharmaceuticals - (2.5%)
Collegium Pharmaceutical, Inc.A	(64,442)	(2,332,800)
Indivior Pharmaceuticals, Inc.A	(12,824)	(526,169)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

SECURITIES SOLD SHORT - (43.7%) (continued)

Common Stocks - (43.7%) (continued)

Health Care - (7.9%) (continued)

Pharmaceuticals - (2.5%) (continued)
Jazz Pharmaceuticals PLCA	(23,993)	$(5,781,593)
Pacira BioSciences, Inc.A	(44,857)	(1,138,022)

		(9,778,584)

Total Health Care		(30,968,711)

Industrials - (1.3%)

Aerospace & Defense - (0.6%)
BWX Technologies, Inc.	(4,236)	(824,537)
VSE Corp.	(6,960)	(1,590,360)

		(2,414,897)

Electrical Equipment - (0.3%)
Plug Power, Inc.A	(187,169)	(507,228)
Sunrun, Inc.A	(56,336)	(753,776)

		(1,261,004)

Passenger Airlines - (0.2%)
Joby Aviation, Inc.A	(88,020)	(785,138)

Professional Services - (0.2%)
BlackSky Technology, Inc.A	(12,167)	(339,703)
Parsons Corp.A	(9,198)	(481,883)

		(821,586)

Total Industrials		(5,282,625)

Information Technology - (17.6%)

Communications Equipment - (0.2%)
ADTRAN Holdings, Inc.A	(49,970)	(694,583)
Ciena Corp.A	(508)	(249,204)

		(943,787)

Electronic Equipment, Instruments & Components - (1.0%)
Advanced Energy Industries, Inc.	(844)	(314,702)
Itron, Inc.A	(18,080)	(1,564,462)
OSI Systems, Inc.A	(8,712)	(1,905,315)

		(3,784,479)

IT Services - (1.8%)
Akamai Technologies, Inc.A	(23,710)	(2,802,759)
CoreWeave, Inc., Class AA	(14,631)	(1,456,370)
Snowflake, Inc.A	(9,527)	(2,424,621)
Wix.com Ltd.A	(5,172)	(234,654)

		(6,918,404)

Semiconductors & Semiconductor Equipment - (5.7%)
Amkor Technology, Inc.	(3,815)	(328,967)
Canadian Solar, Inc.A	(70,417)	(1,128,080)
Cohu, Inc.A	(49,271)	(3,641,620)
Microchip Technology, Inc.	(10,098)	(920,937)
MKS, Inc.	(17,582)	(7,820,473)
ON Semiconductor Corp.A	(25,746)	(2,434,027)
SiTime Corp.A	(359)	(267,656)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

SECURITIES SOLD SHORT - (43.7%) (continued)

Common Stocks - (43.7%) (continued)

Information Technology - (17.6%) (continued)

Semiconductors & Semiconductor Equipment - (5.7%) (continued)
SolarEdge Technologies, Inc.A	(47,688)	$(2,786,887)
T1 Energy, Inc.A	(44,043)	(417,528)
Ultra Clean Holdings, Inc.A	(17,530)	(2,499,603)

		(22,245,778)

Software - (7.1%)
Alarm.com Holdings, Inc.A	(19,991)	(933,980)
Box, Inc., Class AA	(39,189)	(1,040,076)
Check Point Software Technologies Ltd.A	(5,409)	(710,905)
Five9, Inc.A	(3,367)	(71,784)
IREN Ltd.A	(54,899)	(2,510,531)
NCR Voyix Corp.A	(35,632)	(291,113)
Nebius Group NVA	(15,291)	(4,222,916)
Nutanix, Inc., Class AA	(27,561)	(1,404,509)
Oracle Corp.	(22,449)	(3,289,901)
Pagaya Technologies Ltd., Class AA	(210,921)	(3,849,308)
Progress Software Corp.A	(23,364)	(784,563)
Rapid7, Inc.A	(3,176)	(25,726)
Terawulf, Inc.A	(238,327)	(5,886,677)
Tyler Technologies, Inc.A	(1,082)	(316,442)
Unity Software, Inc.A	(25,298)	(723,017)
Varonis Systems, Inc.A	(30,941)	(1,298,284)
Vertex, Inc., Class AA	(25,138)	(288,584)
Zscaler, Inc.A	(693)	(97,817)

		(27,746,133)

Technology Hardware, Storage & Peripherals - (1.8%)
Hewlett Packard Enterprise Co.	(140,465)	(6,336,376)
Super Micro Computer, Inc.A	(28,868)	(846,699)

		(7,183,075)

Total Information Technology		(68,821,656)

Materials - (2.8%)

Chemicals - (1.4%)
Albemarle Corp.	(39,718)	(5,363,122)

Metals & Mining - (1.4%)
Equinox Gold Corp.	(388,790)	(3,779,039)
Fortuna Mining Corp.A	(203,858)	(1,722,600)
i-80 Gold Corp.A	(128,028)	(184,360)

		(5,685,999)

Total Materials		(11,049,121)

Real Estate - (1.3%)

Hotel & Resort REITs - (1.0%)
Pebblebrook Hotel Trust	(197,075)	(3,825,226)

Real Estate Management & Development - (0.3%)
Compass, Inc., Class AA	(93,333)	(1,150,796)

Total Real Estate		(4,976,022)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

SECURITIES SOLD SHORT - (43.7%) (continued)

Common Stocks - (43.7%) (continued)

Utilities - (2.7%)

Electric Utilities - (1.6%)
NextEra Energy, Inc.	(24,094)	$(2,114,730)
PG&E Corp.	(66,992)	(1,126,806)
PPL Corp.	(77,221)	(2,806,983)
Southern Co.	(3,105)	(297,180)

		(6,345,699)

Independent Power & Renewable Electricity Producers - (0.2%)
Ormat Technologies, Inc.	(7,995)	(870,655)

Multi-Utilities - (0.9%)
CenterPoint Energy, Inc.	(76,797)	(3,382,140)

Total Utilities		(10,598,494)

Total Common Stocks (Proceeds $(141,854,454))		(171,208,635)

Total Securities Sold Short (Proceeds $(141,854,454))		(171,208,635)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 97.4% (Cost $341,338,462)		381,528,834
TOTAL WRITTEN OPTIONS CONTRACTS - 0.0% (Premiums Received $(77,240))		(4,130)
TOTAL SECURITIES SOLD SHORT - (43.7%) (Proceeds $(141,854,454))		(171,208,635)
OTHER ASSETS, NET OF LIABILITIES - 46.3%		181,369,183

NET ASSETS - 100.00%		$391,685,252

Percentages are stated as a percent of net assets.

A Non-income producing security.

B A type of Preferred Stock that has no maturity date.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2026.

D This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $295,264,720 or 75.4% of net assets.

E Zero coupon bond.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $99,699,935 or 25.5% of net assets. The Fund has no right to demand registration of these securities.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2026

Written Options Contracts Open on June 30, 2026:

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call-ON Semiconductor Corp.	NFS	$120.00	7/17/2026	USD	59	$708,000	$(77,240)	$(4,130)	$73,110

							$(77,240)	$(4,130)	$73,110

Glossary:

Counterparty Abbreviations:
NFS	National Financial Services LLC

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$40,261	$-	$-	$40,261
Warrants	-	4,495	-	4,495
Convertible Preferred Stocks	10,704,180	35,195,612	-	45,899,792
Preferred Stocks	6,928,502	-	-	6,928,502
Convertible Obligations	-	289,363,233	-	289,363,233
Foreign Convertible Obligations	-	35,247,596	-	35,247,596
Short-Term Investments	4,044,955	-	-	4,044,955

Total Investments in Securities - Assets	$21,717,898	$359,810,936	$-	$381,528,834

Liabilities
Common Stocks (Sold Short)	$(171,208,635)	$-	$-	$(171,208,635)

Total Investments in Securities - Liabilities	(171,208,635)	-	-	(171,208,635)

Total Investments in Securities	$(149,490,737)	$359,810,936	$-	$210,320,199

Financial Derivative Instruments - Liabilities
Written Options	$(4,130)	$-	$-	$(4,130)

Total Financial Derivative Instruments - Liabilities	$(4,130)	$-	$-	$(4,130)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 19.3%

Communications - 3.9%

Telecommunications - 3.9%
AT&T, Inc., 2.750%, Due 6/1/2031		$125,000	$113,688
T-Mobile USA, Inc., 3.500%, Due 4/15/2031		120,000	113,239
Verizon Communications, Inc., 2.550%, Due 3/21/2031		125,000	113,477

			340,404

Total Communications			340,404

Consumer, Cyclical - 1.3%

Auto Manufacturers - 1.3%
General Motors Financial Co., Inc., 5.100%, Due 9/15/2031		110,000	110,209

Consumer, Non-Cyclical - 3.3%

Commercial Services - 1.3%
Fiserv Funding ULC, 2.875%, Due 6/15/2028	EUR	100,000	113,318

Cosmetics/Personal Care - 1.3%
Haleon U.K. Capital PLC, 2.875%, Due 9/18/2028A		100,000	113,986

Health Care - Products - 0.7%
Agilent Technologies, Inc., 4.900%, Due 1/15/2032B		$65,000	65,162

Total Consumer, Non-Cyclical			292,466

Financial - 2.7%

REITS - 2.7%
Digital Dutch Finco BV, 1.500%, Due 3/15/2030A	EUR	130,000	139,530
Equinix Asia Financing Corp. Pte. Ltd., 4.400%, Due 3/15/2031		$100,000	97,743

			237,273

Total Financial			237,273

Technology - 3.4%

Computers - 2.2%
Dell International LLC/EMC Corp., 4.500%, Due 2/15/2031		100,000	98,612
Hewlett Packard Enterprise Co., 4.400%, Due 10/15/2030		100,000	98,168

			196,780

Software -1.2%
Oracle Corp., 2.950%, Due 4/1/2030		110,000	101,246

Total Technology			298,026

Utilities - 4.7%

Electric - 4.7%
Constellation Energy Generation LLC, 3.750%, Due 3/1/2031B		120,000	114,260
Dominion Energy, Inc., 6.000%, Due 2/15/2056, (5 yr. CMT + 2.262%)C		100,000	100,442
Exelon Corp., 5.125%, Due 3/15/2031		100,000	101,334
WEC Energy Group, Inc., 5.625%, Due 5/15/2056, (5 yr. CMT + 1.905%)C		100,000	99,396

			415,432

Total Utilities			415,432

Total Corporate Obligations (Cost $1,704,485)			1,693,810

FOREIGN CORPORATE OBLIGATIONS - 62.9%

Communications - 3.8%

Telecommunications - 3.8%
Orange SA, 1.750%, Due 7/15/2028, (5 yr. EUR Swap + 2.100%)A C D	EUR	100,000	109,924

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 62.9% (continued)

Communications - 3.8% (continued)

Telecommunications - 3.8% (continued)
TELUS Corp., 6.625%, Due 10/15/2055, (5 yr. CMT + 2.769%)C		$100,000	$$101,393
Vodafone Group PLC, 6.500%, Due 8/30/2084, (5 yr. EUR Swap + 3.489%)A C	EUR	100,000	122,413

			333,730

Total Communications			333,730

Consumer, Cyclical - 1.6%

Entertainment - 1.6%
CPUK Finance Ltd., 5.940%, Due 2/28/2047A	GBP	100,000	135,923

Consumer, Non-Cyclical - 2.7%

Food - 2.7%
J Sainsbury PLC, 5.125%, Due 6/29/2030A		100,000	134,611
Tesco Corporate Treasury Services PLC, 0.375%, Due 7/27/2029A	EUR	100,000	105,229

			239,840

Total Consumer, Non-Cyclical			239,840

Financial - 44.4%

Banks - 20.6%
Banco Santander SA, 5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)A C		100,000	118,971
Barclays PLC, 8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A C	GBP	100,000	138,162
BNP Paribas SA, 4.159%, Due 8/28/2034, (5 yr. EURIBOR ICE Swap + 1.700%)A C	EUR	100,000	115,906
CaixaBank SA, 6.875%, Due 10/25/2033, (5 yr. U.K. Government Bond + 3.700%)A C	GBP	100,000	137,104
Credit Agricole SA, 6.000%, Due 10/22/2035, (5 yr. U.K. Government Bond + 1.900%)A C		100,000	134,710
Deutsche Bank AG, 6.125%, Due 12/12/2030, (1 day GBP SONIA + 2.621%)A C		100,000	137,051
HSBC Holdings PLC, 8.201%, Due 11/16/2034, (5 yr. U.K. Government Bond + 4.550%)A C		100,000	143,043
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A C		100,000	135,057
Intesa Sanpaolo SpA, 5.148%, Due 6/10/2030A		100,000	131,687
Lloyds Banking Group PLC, 6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A C		100,000	135,686
NatWest Group PLC, 5.642%, Due 10/17/2034, (5 yr. U.K. Government Bond + 2.100%)A C		100,000	133,736
Societe Generale SA, 5.500%, Due 4/13/2029, (1 yr. CMT + 1.200%)A C		$200,000	202,198
Swedbank AB, 7.272%, Due 11/15/2032, (5 yr. U.K. Government Bond + 3.800%)A C	GBP	100,000	136,642

			1,799,953

Insurance - 14.7%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A C	EUR	100,000	113,695
Aviva PLC, 4.375%, Due 9/12/2049, (1 day GBP SONIA + 4.721%)A C	GBP	100,000	128,866
AXA SA,
5.750%, Due 6/2/2030, (5 yr. EURIBOR ICE Swap + 3.599%)A C D	EUR	100,000	118,247
3.250%, Due 5/28/2049, (3 mo. EURIBOR + 3.200%)A C		100,000	113,452
CNP Assurances SA, 4.750%, Due 6/27/2028, (5 yr. EUR Swap + 3.914%)A C D		100,000	115,929
Legal & General Group PLC, 4.500%, Due 11/1/2050, (5 yr. U.K. Government Bond + 5.250%)A C	GBP	140,000	178,699
NN Group NV, 4.625%, Due 1/13/2048, (3 mo. EURIBOR + 4.950%)A C	EUR	100,000	115,923
Pension Insurance Corp. PLC, 5.625%, Due 9/20/2030A	GBP	100,000	131,957
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A		100,000	135,403
Standard Life PLC, 5.867%, Due 6/13/2029A		100,000	134,313

			1,286,484

Real Estate - 1.4%
Liberty Living Finance PLC, 3.375%, Due 11/28/2029A		100,000	125,315
Telereal Securitisation PLC, 8.186%, Due 12/10/2033, B2, (1 day GBP SONIA + 4.440%)A C		387	512

			125,827

Savings & Loans - 7.7%
Coventry Building Society, 5.875%, Due 3/12/2030, (1 yr. U.K. Government Bond + 1.950%)A C		100,000	135,656
Leeds Building Society, 5.500%, Due 1/30/2031, (1 yr. U.K. Government Bond + 1.300%)A C		100,000	134,550
Nationwide Building Society, 5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)A C D		200,000	265,319

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 62.9% (continued)

Financial - 44.4% (continued)

Savings & Loans - 7.7% (continued)
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A C	GBP	100,000	$$135,160

			670,685

Total Financial			3,882,949

Technology - 1.3%

Software - 1.3%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	115,351

Utilities - 9.1%

Electric - 7.7%
EnBW International Finance BV, 3.000%, Due 5/20/2029A		70,000	80,106
Iberdrola International BV, 1.450%, Due 11/9/2026, NC6, (5 yr. EUR Swap + 1.832%)A C D		100,000	112,940
National Grid PLC, 3.875%, Due 1/16/2029A		100,000	116,189
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A C D		100,000	114,792
TenneT Holding BV, 4.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 1.947%)A C D		100,000	116,089
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A C	GBP	100,000	135,174

			675,290

Gas - 1.4%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A C	EUR	100,000	122,029

Total Utilities			797,319

Total Foreign Corporate Obligations (Cost $5,328,095)			5,505,112

FOREIGN SOVEREIGN OBLIGATIONS - 6.0% (Cost $524,918)
Bundesobligation, 2.500%, Due 4/16/2031A		460,000	523,247

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
Holmes Master Issuer PLC, 4.287%, Due 10/15/2072, 2023-2 A1, (1 day GBP SONIA + 0.540%)A C	GBP	100,000	132,698
Pierpont BTL PLC, 4.896%, Due 9/21/2061, 2024-1 B, (1 day GBP SONIA + 1.150%)A C		150,000	198,965

Total Collateralized Mortgage Obligations (Cost $329,968)			331,663

U.S. TREASURY OBLIGATIONS - 1.4% (Cost $122,643)
U.S. Treasury Notes, 3.875%, Due 4/30/2031		$125,000	123,203

SHORT-TERM INVESTMENTS - 2.2% (Cost $193,612)

U.S. Treasury Obligations - 2.2%
U.S. Treasury Bills, 3.826%, Due 5/13/2027E F		200,000	193,384

TOTAL INVESTMENTS - 95.6% (Cost $8,203,721)			8,370,419
OTHER ASSETS, NET OF LIABILITIES - 4.4%			381,772

TOTAL NET ASSETS - 100.0%			$8,752,191

Percentages are stated as a percent of net assets.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $179,422 or 2.1% of net assets. The Fund has no right to demand registration of these securities.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2026.

D Perpetual maturity. The date shown, if any, is the next call date.

E Coupon represents a weighted average yield to maturity.

F Zero coupon bond.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

June 30, 2026

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIMEA - rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

T-bills - Treasury bills.

ULC - Unlimited Liability Corporation.

Forward Foreign Currency Contracts Open on June 30, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,852,609	EUR	2,867,519	7/31/2026	SSB	$-	$(14,910)	$(14,910)
USD	3,669,802	GBP	3,690,176	7/31/2026	SSB	-	(20,374)	(20,374)

						$-	$(35,284)	$(35,284)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

TwentyFour Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$1,693,810	$–	$1,693,810
Foreign Corporate Obligations	–	5,505,112	–	5,505,112
Foreign Sovereign Obligations	–	523,247	–	523,247
Collateralized Mortgage Obligations	–	331,663	–	331,663
U.S. Treasury Obligations	–	123,203	–	123,203
Short-Term Investments	–	193,384		193,384

Total Investments in Securities - Assets	$–	$8,370,419	$–	$8,370,419

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$–	$(35,284)	$–	$(35,284)

Total Financial Derivative Instruments - Liabilities	$–	$(35,284)	$–	$(35,284)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 14.6%

Basic Materials - 0.1%

Chemicals - 0.1%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.500%, Due 6/15/2033A	EUR	600,000	$690,611

Communications - 0.8%

Telecommunications - 0.8%
Meridian Arc Holdco LLC, 6.250%, Due 4/30/2031A		$1,665,000	1,668,730
PR RNO Property Owner 1 LLC, 6.500%, Due 5/1/2031A		1,625,000	1,622,655
T-Mobile USA, Inc., 4.700%, Due 1/15/2035		1,780,000	1,717,839

			5,009,224

Total Communications			5,009,224

Consumer, Cyclical - 1.1%

Auto Manufacturers - 0.3%
Stellantis NV,
6.250%, Due 3/16/2031, (5 yr. EURIBOR ICE Swap + 3.771%)B C D	EUR	1,000,000	1,120,174
4.250%, Due 6/16/2031C		450,000	512,613
2.750%, Due 4/1/2032C		400,000	417,988

			2,050,775

Auto Parts & Equipment - 0.2%
Cooper-Standard Automotive, Inc., 9.250%, Due 3/1/2031A		$955,000	962,497

Home Builders - 0.2%
K Hovnanian Enterprises, Inc.,
8.000%, Due 4/1/2031A		620,000	639,630
8.375%, Due 10/1/2033A		820,000	842,532

			1,482,162

Leisure Time - 0.3%
Life Time, Inc., 6.000%, Due 11/15/2031A		1,885,000	1,914,213

Lodging - 0.1%
Hilton Domestic Operating Co., Inc., 5.500%, Due 3/31/2034A		370,000	366,827

Total Consumer, Cyclical			6,776,474

Consumer, Non-Cyclical - 1.3%

Commercial Services - 1.1%
Herc Holdings, Inc., 6.000%, Due 3/15/2034A		1,575,000	1,564,535
NESCO Holdings II, Inc., 5.500%, Due 4/15/2029A		885,000	880,424
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.500%, Due 5/15/2033A	EUR	1,450,000	1,621,858
United Rentals North America, Inc., 6.125%, Due 3/15/2034A		$2,645,000	2,711,609

			6,778,426

Health Care - Services - 0.2%
HCA, Inc., 5.750%, Due 3/1/2035		1,420,000	1,463,770

Total Consumer, Non-Cyclical			8,242,196

Energy - 3.2%

Oil & Gas - 1.0%
BP Capital Markets PLC,
3.625%, Due 3/22/2029, (5 yr. EUR Swap + 3.780%)B C D	EUR	1,200,000	1,368,534
6.000%, Due 11/19/2029, (5 yr. U.K. Government Bond + 1.731%)B C D	GBP	1,000,000	1,349,204
4.375%, Due 8/19/2031, (5 yr. EUR Swap + 2.137%)B C D	EUR	1,600,000	1,871,974
WBI Operating LLC, 6.500%, Due 10/15/2033A		$1,545,000	1,554,687

			6,144,399

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 14.6% (continued)

Energy - 3.2% (continued)

Pipelines - 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
6.625%, Due 2/1/2032A		$635,000	$648,574
5.750%, Due 7/1/2034A		1,125,000	1,110,931
Cheniere Energy, Inc., 5.650%, Due 4/15/2034		1,735,000	1,780,562
Kinetik Holdings LP,
6.625%, Due 12/15/2028A		100,000	101,653
5.875%, Due 6/15/2030A		1,225,000	1,232,118
ONEOK, Inc.,
5.050%, Due 11/1/2034		410,000	401,019
5.400%, Due 10/15/2035		1,015,000	1,013,260
Plains All American Pipeline LP, 5.950%, Due 6/15/2035		380,000	390,879
Plains All American Pipeline LP/PAA Finance Corp., 5.700%, Due 9/15/2034		1,575,000	1,609,008
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.000%, Due 9/1/2031A		685,000	677,707
6.750%, Due 3/15/2034A		1,030,000	1,039,120
Targa Resources Corp.,
6.125%, Due 3/15/2033		280,000	294,967
6.500%, Due 3/30/2034		600,000	646,731
5.650%, Due 2/15/2036		200,000	203,303
5.400%, Due 7/30/2036		650,000	647,365
Western Midstream Operating LP, 7.250%, Due 4/1/2030A		1,065,000	1,116,616
Williams Cos., Inc., 5.600%, Due 3/15/2035		900,000	918,301

			13,832,114

Total Energy			19,976,513

Financial - 3.2%

Banks - 0.4%
Dresdner Funding Trust I, 8.151%, Due 6/30/2031C		1,800,000	1,933,565
Morgan Stanley, 5.213%, Due 10/24/2035, (1 day GBP SONIA + 1.456%)B	GBP	600,000	779,989

			2,713,554

Diversified Financial Services - 0.7%

Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A		$1,510,000	1,470,182
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028C	GBP	1,000,000	1,286,717
6.625%, Due 6/1/2032A		$1,000,000	1,001,392
5.440%, Due 7/15/2033, (3 mo. EURIBOR + 3.250%)A B	EUR	700,000	809,778

			4,568,069

Insurance - 0.6%
Aegon Ltd.,
4.257%, Due 10/15/2026, CMS, (10 yr. USD SOFR ICE Swap + 0.100%)B C D		$700,000	545,160
5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D	EUR	2,400,000	2,807,476

			3,352,636

REITS - 1.5%
Digital Dutch Finco BV,
1.000%, Due 1/15/2032C		1,400,000	1,385,533
3.875%, Due 9/13/2033C		200,000	226,858
Digital Intrepid Holding BV, 0.625%, Due 7/15/2031C		1,900,000	1,872,483
Equinix Europe 2 Financing Corp. LLC, 3.650%, Due 9/3/2033		2,765,000	3,135,895
Equinix, Inc., 1.000%, Due 3/15/2033		200,000	192,497
VICI Properties LP, 5.750%, Due 4/1/2034		$2,340,000	2,376,046

			9,189,312

Total Financial			19,823,571

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 14.6% (continued)

Industrial - 2.7%

Aerospace/Defense - 0.6%
ATI, Inc., 5.875%, Due 6/15/2033		$100,000	$101,389
Hexcel Corp., 5.875%, Due 2/26/2035		1,490,000	1,541,885
Howmet Aerospace, Inc., 5.950%, Due 2/1/2037		850,000	901,825
TransDigm, Inc., 6.000%, Due 1/15/2033A		1,505,000	1,519,785

			4,064,884

Building Materials - 0.7%
Builders FirstSource, Inc., 6.750%, Due 5/15/2035A		1,335,000	1,361,127
Quikrete Holdings, Inc., 6.375%, Due 3/1/2032A		1,400,000	1,429,648
Standard Building Solutions, Inc., 5.875%, Due 3/15/2034A		375,000	361,359
Standard Industries, Inc., 4.375%, Due 7/15/2030A		1,050,000	997,238

			4,149,372

Electrical Components & Equipment - 0.2%
Belden, Inc., 4.250%, Due 2/1/2033A	EUR	1,100,000	1,230,310

Engineering & Construction - 0.5%
AECOM, 6.000%, Due 8/1/2033A		$1,255,000	1,256,793
Granite Construction, Inc., 6.375%, Due 6/15/2034A		1,555,000	1,581,205

			2,837,998

Environmental Control - 0.2%
Clean Harbors, Inc., 5.750%, Due 10/15/2033A		1,290,000	1,298,478

Machinery - Diversified - 0.2%
King U.S. Bidco, Inc., 5.454%, Due 12/1/2032, (3 mo. EURIBOR + 3.250%)A B	EUR	1,200,000	1,384,866

Packaging & Containers - 0.3%
Berry Global, Inc., 5.650%, Due 1/15/2034		$1,645,000	1,683,969

Total Industrial			16,649,877

Technology - 1.1%

Semiconductors - 0.2%
Marvell Technology, Inc., 5.450%, Due 7/15/2035		1,360,000	1,378,727

Software - 0.9%
MSCI, Inc.,
3.875%, Due 2/15/2031A		765,000	724,439
3.250%, Due 8/15/2033A		300,000	263,888
5.250%, Due 9/1/2035		1,410,000	1,380,166
Oracle Corp.,
4.450%, Due 9/26/2030		460,000	444,068
4.800%, Due 9/26/2032		1,225,000	1,165,601
5.700%, Due 2/4/2036		1,475,000	1,428,471

			5,406,633

Total Technology			6,785,360

Utilities - 1.1%

Electric - 1.1%
Dominion Energy, Inc., 6.000%, Due 2/15/2056, (5 yr. CMT + 2.262%)B		2,795,000	2,807,374
Exelon Corp., 6.500%, Due 3/15/2055, (5 yr. CMT + 1.975%)B		2,465,000	2,530,056
VoltaGrid LLC, 7.375%, Due 11/1/2030A		1,520,000	1,578,020

			6,915,450

Total Utilities			6,915,450

Total Corporate Obligations (Cost $90,797,046)			90,869,276

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CONVERTIBLE OBLIGATIONS - 0.3% (Cost $1,472,213)

Financial - 0.3%

Banks - 0.3%
BNP Paribas Fortis SA, 4.417%, Due 12/31/2049B C D	EUR	1,500,000	$1,646,199

FOREIGN CORPORATE OBLIGATIONS - 45.2%

Basic Materials - 0.2%

Forest Products & Paper - 0.2%
Inversiones CMPC SA, 6.125%, Due 2/26/2034C		$1,405,000	1,392,190

Communications - 1.9%

Internet - 0.1%
Future PLC, 6.750%, Due 7/10/2030C	GBP	400,000	494,377

Media - 0.6%
Grupo Televisa SAB, 6.125%, Due 1/31/2046		$1,680,000	1,301,149
Pearson Funding PLC, 5.375%, Due 9/12/2034C	GBP	1,000,000	1,296,425
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029A		600,000	758,743
4.250%, Due 1/15/2030C		300,000	349,559

			3,705,876

Telecommunications - 1.2%
C&W Senior Finance Ltd., 9.000%, Due 1/15/2033A		$300,000	302,987
Fibercop SpA, 4.750%, Due 6/30/2030C	EUR	1,000,000	1,164,183
Koninklijke KPN NV,
0.875%, Due 12/14/2032C		500,000	487,335
0.875%, Due 11/15/2033C		1,400,000	1,326,151
Sable International Finance Ltd., 7.125%, Due 10/15/2032A		$1,219,000	1,209,942
Telefonica Emisiones SA,
4.183%, Due 11/21/2033C	EUR	200,000	233,803
3.724%, Due 1/23/2034C		300,000	339,426
Vmed O2 U.K. Financing I PLC, 5.625%, Due 4/15/2032C		200,000	201,119
Vodafone Group PLC,
3.000%, Due 8/27/2080, (5 yr. EUR Swap + 3.477%)B C		1,400,000	1,541,228
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)B C	GBP	550,000	789,123

			7,595,297

Total Communications			11,795,550

Consumer, Cyclical - 2.7%

Apparel - 0.1%
Birkenstock Group BV & Co. KG, 4.500%, Due 6/15/2033A	EUR	800,000	923,156

Auto Manufacturers - 0.3%
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D		200,000	228,540
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D		600,000	689,066
5.493%, Due 11/15/2030, (5 yr. EURIBOR ICE Swap + 3.171%)B C D		1,000,000	1,164,224

			2,081,830

Auto Parts & Equipment - 0.2%
Valeo SE, 4.625%, Due 3/23/2032C		1,000,000	1,141,104

Entertainment - 0.8%
Allwyn Entertainment Financing U.K. PLC, 4.125%, Due 2/15/2031A		1,200,000	1,349,852
Cirsa Finance International SARL,
6.500%, Due 3/15/2029C		700,000	826,580
4.875%, Due 10/15/2031A		500,000	581,389

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.2% (continued)

Consumer, Cyclical - 2.7% (continued)

Entertainment - 0.8% (continued)
CPUK Finance Ltd.,
3.690%, Due 2/28/2047C	GBP	200,000	$256,873
5.940%, Due 2/28/2047C		800,000	1,087,387
Lottomatica Group SpA, 4.875%, Due 1/31/2031A	EUR	500,000	582,962

			4,685,043

Home Builders - 0.0%
Miller Homes Group Finco PLC, 6.533%, Due 10/15/2030, (3 mo. EURIBOR + 4.250%)A B		100,000	114,431

Leisure Time - 0.4%
Deuce Finco PLC, 7.000%, Due 11/20/2031A	GBP	1,200,000	1,627,455
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028C		430,000	592,459

			2,219,914

Lodging - 0.5%
IHG Finance LLC,
3.375%, Due 9/10/2030C	EUR	1,900,000	2,158,680
3.625%, Due 9/27/2031C		1,000,000	1,142,975

			3,301,655

Retail - 0.4%
1011778 BC ULC/New Red Finance, Inc.,
6.125%, Due 6/15/2029A		$445,000	451,677
4.000%, Due 10/15/2030A		375,000	354,019
Punch Finance PLC, 7.875%, Due 12/30/2030A	GBP	1,000,000	1,368,016

			2,173,712

Total Consumer, Cyclical			16,640,845

Consumer, Non - Cyclical - 1.2%

Commercial Services - 0.2%
AA Bond Co. Ltd.,
3.250%, Due 7/31/2050C		200,000	254,113
7.375%, Due 7/31/2050C		800,000	1,109,846

			1,363,959

Food - 1.0%
Bimbo Bakeries USA, Inc., 5.375%, Due 1/9/2036C		$950,000	949,120
MARB BondCo PLC, 3.950%, Due 1/29/2031C		1,135,000	994,608
Tesco Corporate Treasury Services PLC,
3.375%, Due 5/6/2032C	EUR	600,000	682,612
3.500%, Due 10/13/2033C		1,000,000	1,133,307
5.125%, Due 5/22/2034C	GBP	900,000	1,159,906
5.500%, Due 2/27/2035C		700,000	917,229

			5,836,782

Total Consumer, Non-Cyclical			7,200,741

Energy - 0.6%

Oil & Gas - 0.6%
Deepocean Ltd., 6.000%, Due 4/8/2031A	EUR	1,200,000	1,405,155
Guara Norte SARL, 5.198%, Due 6/15/2034A		$492,856	476,278
OEG Finance PLC, 7.250%, Due 9/27/2029A	EUR	800,000	946,515
Yinson Boronia Production BV, 8.947%, Due 7/31/2042C		$971,460	1,067,943

			3,895,891

Total Energy			3,895,891

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.2% (continued)

Financial - 36.8%

Banks - 21.9%
Abanca Corp. Bancaria SA,
10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)B C D	EUR	1,000,000	$1,286,155
4.625%, Due 12/11/2036, (5 yr. EURIBOR ICE Swap + 2.450%)B C		2,600,000	3,041,860
ABN AMRO Bank NV, 6.375%, Due 9/22/2034, (5 yr. EUR Swap + 3.902%)B C D		1,700,000	2,078,980
AIB Group PLC, 6.000%, Due 7/14/2031, (5 yr. EURIBOR ICE Swap + 3.705%)B C D		1,800,000	2,133,764
Banco Bilbao Vizcaya Argentaria SA,
5.625%, Due 11/11/2032, (5 yr. EURIBOR ICE Swap + 3.246%)B C D		2,200,000	2,521,717
7.125%, Due 5/8/2033, (5 yr. CMT + 2.985%)B D		$600,000	607,679
8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B C	GBP	600,000	845,159
Banco de Sabadell SA, 6.500%, Due 5/20/2031, (5 yr. EUR Swap + 4.281%)B C D	EUR	2,000,000	2,408,372
Banco Mercantil del Norte SA,
6.625%, Due 1/24/2032, (10 yr. CMT + 5.034%)B C D		$1,675,000	1,594,912
8.450%, Due 6/24/2036, (5 yr. CMT + 4.009%)A B D		1,500,000	1,502,135
Banco Santander SA,
3.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 3.760%)B C D	EUR	1,800,000	1,992,409
6.000%, Due 1/2/2031, (5 yr. EURIBOR ICE Swap + 3.819%)B C D		2,000,000	2,375,683
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)B C		1,600,000	1,903,545
7.250%, Due 12/3/2035, (5 yr. CMT + 2.837%)B D		$1,200,000	1,219,758
Bank of Ireland Group PLC,
6.375%, Due 3/10/2030, (5 yr. EURIBOR ICE Swap + 4.026%)B C D	EUR	1,000,000	1,206,351
6.125%, Due 3/18/2032, (5 yr. EURIBOR ICE Swap + 3.633%)B C D		2,200,000	2,617,432
6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B C		400,000	477,768
Barclays PLC,
8.500%, Due 6/15/2030, (5 yr. GBP SONIA Linked ICE Swap + 4.881%)B D	GBP	2,100,000	2,956,034
8.375%, Due 9/15/2031, (5 yr. GBP SONIA Linked ICE Swap + 4.692%)B C D		2,400,000	3,389,833
6.125%, Due 12/15/2035, (5 yr. EURIBOR ICE Swap + 3.561%)B C D	EUR	1,900,000	2,187,455
BAWAG Group AG, 7.250%, Due 9/18/2029, (5 yr. EURIBOR ICE Swap + 5.052%)B C D		2,000,000	2,430,904
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C		$600,000	588,240
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		400,000	393,718
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)B C		1,200,000	1,279,651
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A B		700,000	746,463
Belfius Bank SA, 6.125%, Due 5/6/2031, (5 yr. EUR Swap + 3.928%)B C D	EUR	1,800,000	2,134,011
BNP Paribas SA,
7.375%, Due 6/11/2030, (5 yr. EURIBOR ICE Swap + 4.631%)B C D		1,800,000	2,249,144
6.875%, Due 12/15/2033, (5 yr. CMT + 2.853%)A B D		$1,600,000	1,599,109
7.200%, Due 4/17/2036, (5 yr. CMT + 2.942%)A B D		900,000	905,643
3.945%, Due 2/18/2037, (5 yr. EUR Swap + 1.650%)B C	EUR	2,600,000	2,965,301
BPCE SA, 2.125%, Due 10/13/2046, NC10, (5 yr. EUR Swap + 1.800%)B C		2,200,000	2,261,180
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D		2,000,000	2,242,455
6.250%, Due 7/24/2032, (5 yr. EURIBOR ICE Swap + 3.935%)B C D		600,000	722,928
5.875%, Due 3/25/2035, (5 yr. EURIBOR ICE Swap + 3.348%)B C D		2,400,000	2,774,705
Commerzbank AG, 4.125%, Due 2/20/2037, (5 yr. EURIBOR ICE Swap + 1.950%)B C		2,000,000	2,309,878
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D		1,600,000	1,858,215
Credit Agricole SA,
5.750%, Due 11/9/2034, (5 yr. U.K. Government Bond + 1.950%)B C	GBP	400,000	535,787
5.375%, Due 12/20/2037, (5 yr. U.K. Government Bond + 1.400%)B C		2,500,000	3,239,329
Deutsche Bank AG,
7.375%, Due 10/30/2031, (5 yr. EURIBOR ICE Swap + 5.112%)B C D	EUR	3,400,000	4,219,907
4.500%, Due 7/12/2035, (3 mo. EURIBOR + 1.700%)B C		1,300,000	1,548,315
DNB Bank ASA, 7.375%, Due 5/30/2029, (5 yr. CMT + 2.717%)B C D		$900,000	932,926
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D	EUR	2,600,000	2,986,656
HSBC Bank Capital Funding Sterling 1 LP, 5.844%, Due 11/5/2031, (1 day GBP SONIA + 2.037%)B C D	GBP	1,200,000	1,641,452
HSBC Holdings PLC,
6.750%, Due 3/24/2031, (5 yr. CMT + 2.914%)B D		$400,000	403,395
5.874%, Due 11/18/2035, (1 day USD SOFR + 1.900%)B		600,000	614,198
ING Groep NV,
3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)B D		1,100,000	1,080,479
4.250%, Due 5/16/2031, NC10, (5 yr. CMT + 2.862%)B D		1,000,000	905,577
7.250%, Due 11/16/2034, (5 yr. USD SOFR ICE Swap + 4.084%)B C D		800,000	839,939
4.250%, Due 8/26/2035, (5 yr. EUR Swap + 1.780%)B C	EUR	900,000	1,046,162
3.875%, Due 8/20/2037, (5 yr. EURIBOR ICE Swap + 1.500%)B C		2,700,000	3,065,785
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D		1,900,000	2,272,886
8.505%, Due 9/20/2032C	GBP	2,791,000	4,253,816
6.184%, Due 2/20/2034, (5 yr. EURIBOR ICE Swap + 3.250%)B C	EUR	1,000,000	1,212,448
5.875%, Due 2/17/2036, (5 yr. EURIBOR ICE Swap + 3.144%)B C D		400,000	461,687

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.2% (continued)

Financial - 36.8% (continued)

Banks - 21.9% (continued)
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)B C D	GBP	1,400,000	$2,042,176
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B C		700,000	978,245
Jyske Bank AS,
5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B C	EUR	2,100,000	2,502,973
3.875%, Due 3/4/2037, (5 yr. EURIBOR ICE Swap + 1.520%)B C		2,200,000	2,499,929
KBC Group NV,
6.000%, Due 11/27/2030, (5 yr. EURIBOR ICE Swap + 3.806%)B C D		1,800,000	2,134,402
6.250%, Due 9/17/2031, (5 yr. EURIBOR ICE Swap + 3.989%)B C D		1,800,000	2,163,216
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D	GBP	1,000,000	1,382,824
6.625%, Due 9/27/2035, (5 yr. CMT + 2.681%)B D		$1,000,000	996,088
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B C	GBP	2,600,000	3,074,023
NatWest Group PLC,
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)B D	GBP	2,700,000	3,490,459
8.125%, Due 11/10/2033, (5 yr. CMT + 3.752%)B D		$1,400,000	1,549,512
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	500,000	661,721
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B C		600,000	875,458
Societe Generale SA,
6.125%, Due 3/17/2032, (5 yr. EURIBOR ICE Swap + 3.779%)B C D	EUR	2,700,000	3,185,118
7.125%, Due 7/15/2035, (5 yr. CMT + 2.946%)A B D		$1,300,000	1,291,592
7.125%, Due 7/15/2035, (5 yr. CMT + 2.946%)B C D		200,000	198,707
Standard Chartered PLC,
4.300%, Due 8/19/2028, (5 yr. CMT + 3.135%)B C D		1,400,000	1,346,578
7.000%, Due 11/14/2035, (5 yr. CMT + 2.873%)A B D		400,000	404,071
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D		400,000	377,589
UniCredit SpA,
6.500%, Due 12/3/2031, (5 yr. EURIBOR ICE Swap + 4.212%)B C D	EUR	3,800,000	4,651,890
5.375%, Due 4/16/2034, (5 yr. EURIBOR ICE Swap + 2.800%)B C		300,000	357,797
4.175%, Due 6/24/2037, (5 yr. EURIBOR ICE Swap + 1.800%)B C		2,500,000	2,889,906

			136,123,564

Diversified Financial Services - 1.0%
DAE Sukuk Difc Ltd., 4.500%, Due 10/16/2030A		$1,300,000	1,251,618
Jerrold Finco PLC,
7.875%, Due 4/15/2030C	GBP	200,000	269,438
7.875%, Due 4/15/2030A		350,000	471,516
7.500%, Due 6/15/2031A		300,000	403,654
7.500%, Due 6/15/2031C		540,000	726,577
Marex Group PLC,
6.404%, Due 11/4/2029		$650,000	665,687
5.680%, Due 4/21/2031		1,200,000	1,200,466
Sherwood Financing PLC,
7.901%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)A B	EUR	320,000	367,462
7.901%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)B C		300,000	344,495
9.625%, Due 12/15/2029A	GBP	450,000	604,358

			6,305,271

Insurance - 10.4%
Achmea BV,
4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	2,900,000	3,327,225
6.125%, Due 1/28/2035, (5 yr. EURIBOR ICE Swap + 3.735%)B C D		1,800,000	2,111,874
Ageas SA, 5.875%, Due 5/20/2034, (5 yr. EURIBOR ICE Swap + 3.039%)B C D		1,000,000	1,166,092
Allianz SE,
5.600%, Due 9/3/2054, (5 yr. CMT + 2.771%)A B		$1,000,000	1,002,527
4.431%, Due 7/25/2055, (3 mo. EURIBOR + 2.750%)B C	EUR	1,100,000	1,290,336
ASR Nederland NV,
6.625%, Due 12/27/2031, (5 yr. EURIBOR ICE Swap + 4.025%)B C D		400,000	489,403
6.500%, Due 4/2/2035, (5 yr. EURIBOR ICE Swap + 3.887%)B C D		2,450,000	2,967,353
Aviva PLC,
6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D	GBP	700,000	944,912
7.750%, Due 9/30/2032, (5 yr. U.K. Government Bond + 3.194%)B C D		1,600,000	2,231,698
6.125%, Due 9/12/2054, (5 yr. U.K. Government Bond + 3.300%)B C		1,560,000	2,097,770
AXA SA, 5.750%, Due 6/2/2030, (5 yr. EURIBOR ICE Swap + 3.599%)B C D	EUR	1,100,000	1,300,722
BUPA Finance PLC, 4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D	GBP	2,156,000	2,441,789

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.2% (continued)

Financial - 36.8% (continued)

Insurance - 10.4% (continued)
CNP Assurances SA,
4.875%, Due 10/7/2030, (5 yr. CMT + 3.183%)B C D		$200,000	$187,599
2.500%, Due 6/30/2051, (3 mo. EURIBOR + 3.650%)B C	EUR	1,000,000	1,077,584
4.875%, Due 7/16/2054, (3 mo. EURIBOR + 3.100%)B C		1,900,000	2,265,782
Galaxy Bidco Ltd., 8.125%, Due 12/19/2029A	GBP	700,000	958,774
Hiscox Ltd., 7.000%, Due 6/11/2036, (1 day USD SOFR + 3.027%)B C		$1,800,000	1,902,535
La Mondiale SAM, 6.750%, Due 1/17/2034, (5 yr. EUR Swap + 4.083%)B C D	EUR	700,000	853,808
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D	GBP	3,000,000	3,823,398
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)B D		1,664,000	2,262,634
4.625%, Due 5/7/2031C		750,000	943,222
6.875%, Due 11/15/2034C		2,100,000	2,863,941
Prudential Funding Asia PLC, 4.875%, Due 7/20/2026C D		$2,400,000	2,121,239
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D	GBP	2,500,000	3,859,721
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D		300,000	405,415
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)B C D		4,493,000	5,413,647
7.734%, Due 5/16/2033C		1,200,000	1,738,847
7.019%, Due 12/10/2034C		600,000	840,361
SCOR SE, 6.000%, Due 6/20/2034, (5 yr. EURIBOR ICE Swap + 3.857%)B C D	EUR	1,900,000	2,261,807
Standard Life PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)B C D	GBP	3,100,000	4,064,247
Unipol Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D	EUR	2,140,000	2,597,391
Zurich Finance Ireland II DAC, 5.500%, Due 4/23/2055, (5 yr. CMT + 2.419%)B C		$2,800,000	2,754,361

			64,568,014

Real Estate - 0.2%
MAF Global Securities Ltd., 5.748%, Due 11/20/2030, (5 yr. CMT + 2.052%)B C D		1,000,000	946,775

Savings & Loans - 3.3%
Coventry Building Society, 8.750%, Due 6/11/2029, (5 yr. U.K. Government Bond + 4.727%)B C D	GBP	2,400,000	3,348,830
Nationwide Building Society,
7.500%, Due 12/20/2030, (5 yr. U.K. Government Bond + 3.852%)B C D		4,300,000	5,856,817
7.875%, Due 12/20/2031, (5 yr. U.K. Government Bond + 3.590%)B C D		2,600,000	3,600,343
10.250%, Due 12/6/2099E		4,386,700	7,447,985

			20,253,975

Total Financial			228,197,599

Industrial - 0.3%

Engineering & Construction - 0.1%
Egis SA, 5.125%, Due 5/15/2031A	EUR	600,000	697,521

Transportation - 0.2%
Edge Finco PLC, 8.125%, Due 8/15/2031A	GBP	950,000	1,316,468

Total Industrial			2,013,989

Technology - 0.2%

Computers - 0.1%
PCC Global PLC, 8.250%, Due 11/15/2030C	EUR	700,000	636,196

Software - 0.1%
IPD 3 BV,
5.500%, Due 6/15/2031A		500,000	556,817
5.500%, Due 6/15/2031C		300,000	334,090

			890,907

Total Technology			1,527,103

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.2% (continued)

Utilities - 1.3%

Electric - 0.7%
EDP Servicios Financieros Espana SA, 3.500%, Due 7/21/2031C	EUR	1,000,000	$1,150,346
ESB Finance DAC, 2.125%, Due 11/5/2033C		500,000	516,431
National Grid Electricity Transmission PLC, 0.823%, Due 7/7/2032C		1,400,000	1,368,003
Neoen Finco PLC, 5.500%, Due 6/15/2031A		1,200,000	1,396,738

			4,431,518

Gas - 0.6%
APA Infrastructure Ltd.,
3.500%, Due 3/22/2030C	GBP	600,000	753,764
2.000%, Due 7/15/2030C	EUR	300,000	325,188
EP Infrastructure AS,
1.816%, Due 3/2/2031C		600,000	624,629
4.125%, Due 2/27/2033C		1,500,000	1,694,423

			3,398,004

Total Utilities			7,829,522

Total Foreign Corporate Obligations (Cost $270,880,001)			280,493,430

FOREIGN SOVEREIGN OBLIGATIONS - 10.9%
Bundesrepublik Deutschland Bundesanleihe,
2.500%, Due 2/15/2035C	EUR	10,610,000	11,841,598
2.600%, Due 8/15/2035C		19,355,000	21,704,588
2.900%, Due 2/15/2036C		29,600,000	33,931,552

Total Foreign Sovereign Obligations (Cost $69,115,220)			67,477,738

ASSET-BACKED OBLIGATIONS - 14.4%
AIMCO CLO 19 Ltd., 8.675%, Due 10/20/2037, 2024-19A E, (3 mo. USD Term SOFR + 5.000%)A B		$1,500,000	1,500,616
Aqueduct European CLO 8 DAC, 8.004%, Due 1/15/2039, 2024-8A ER, (3 mo. EURIBOR + 5.800%)A B	EUR	1,500,000	1,729,695
ARES European CLO XVII DAC, 7.504%, Due 1/15/2040, 17A ER, (3 mo. EURIBOR + 5.300%)A B		500,000	572,213
Armada Euro CLO, 6.842%, Due 4/15/2039, 10A E, (3 mo. EURIBOR + 4.650%)A B		1,000,000	1,128,987
Avoca CLO XIX DAC, 7.204%, Due 4/15/2038, 19A ER, (3 mo. EURIBOR + 5.000%)A B		2,000,000	2,272,426
Avoca CLO XXVIII DAC, 8.414%, Due 10/15/2037, 28A ER, (3 mo. EURIBOR + 6.210%)A B		1,500,000	1,722,121
Avoca CLO XXXVII DAC, 7.704%, Due 7/15/2038, 37A E, (3 mo. EURIBOR + 5.500%)A B		1,000,000	1,154,779
Ballyrock CLO 27 Ltd., 9.117%, Due 10/25/2037, 2024-27A D, (3 mo. USD Term SOFR + 5.450%)A B		$1,300,000	1,273,143
Ballyrock CLO 28 Ltd., 4.995%, Due 1/20/2038, 2024-28A A1A, (3 mo. USD Term SOFR + 1.320%)A B		2,000,000	2,006,322
Ballyrock CLO 29 Ltd., 8.817%, Due 7/25/2038, 2025-29A D, (3 mo. USD Term SOFR + 5.150%)A B		2,500,000	2,482,503
Bardot CLO Ltd., 9.864%, Due 10/22/2032, 2019-2A ERR, (3 mo. USD Term SOFR + 6.200%)A B		1,750,000	1,610,693
Capital Four CLO X DAC, 7.665%, Due 10/25/2038, 10A E, (3 mo. EURIBOR + 5.500%)A B	EUR	1,600,000	1,833,348
Contego CLO X DAC, 9.373%, Due 5/15/2038, 10A ER, (3 mo. EURIBOR + 7.090%)A B		400,000	458,395
CVC Cordatus Loan Fund XVII DAC, 8.359%, Due 11/18/2033, 17A ER, (3 mo. EURIBOR + 6.120%)A B		1,250,000	1,444,490
Dryden 96 Euro CLO DAC, 8.571%, Due 12/15/2038, 2021-96A ER, (3 mo. EURIBOR + 6.170%)A B		1,000,000	1,142,527
Fidelity Grand Harbour CLO 8 DAC, 6.860%, Due 1/15/2040, 8A E, (3 mo. EURIBOR + 4.650%)A B		1,000,000	1,125,854
Fidelity Grand Harbour CLO DAC, 7.304%, Due 10/15/2039, 2022-1A ERR, (3 mo. EURIBOR + 5.100%)A B		500,000	562,111
GoldenTree Loan Management U.S. CLO 22 Ltd., 8.925%, Due 10/20/2037, 2024-22A E, (3 mo. USD Term SOFR + 5.250%)A B		$1,500,000	1,500,609
GoldenTree Loan Management U.S. CLO 28 Ltd., 8.267%, Due 10/20/2039, 2026-28A E, (3 mo. USD Term SOFR + 4.600%)A B		1,000,000	1,003,775
Golub Capital CLO 87B Ltd.,
4.840%, Due 4/20/2039, 2026-87A A1, (3 mo. USD Term SOFR + 1.190%)A B		1,500,000	1,501,770
8.300%, Due 4/20/2039, 2026-87A E, (3 mo. USD Term SOFR + 4.650%)A B		3,000,000	2,912,805
Golub Capital Partners CLO 64B-R Ltd., 9.467%, Due 10/25/2037, 2022-64A ER, (3 mo. USD Term SOFR + 5.800%)A B		1,750,000	1,618,566
Golub Capital Partners CLO 75B Ltd., 9.567%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)A B		1,000,000	981,207
Hayfin Emerald CLO I DAC, 5.340%, Due 4/17/2034, 1A DR, (3 mo. EURIBOR + 3.100%)A B	EUR	1,500,000	1,717,905
Henley CLO XIV DAC, 7.665%, Due 3/25/2038, 14A E, (3 mo. EURIBOR + 5.500%)A B		1,500,000	1,728,653

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Principal Amount		Fair Value

ASSET-BACKED OBLIGATIONS - 14.4% (continued)
Henley CLO XVII DAC, 2.293%, Due 7/25/2039, 17A E, (3 mo. EURIBOR + 5.250%)A B	EUR	1,000,000	$1,145,154
HPS Loan Management Ltd., 8.925%, Due 7/20/2039, 2026-28A E, (3 mo. USD Term SOFR + 5.150%)A B		$1,000,000	1,000,000
ICG Euro CLO DAC, 8.823%, Due 2/15/2037, 2024-1A E, (3 mo. EURIBOR + 6.540%)A B	EUR	1,500,000	1,608,565
Menlo CLO II Ltd., 9.925%, Due 4/20/2038, 2025-2A E, (3 mo. USD Term SOFR + 6.250%)A B		$1,000,000	1,001,098
Menlo CLO IV Ltd.,
4.890%, Due 3/20/2039, 2026-4A A1, (3 mo. USD Term SOFR + 1.210%)A B		500,000	500,671
8.330%, Due 3/20/2039, 2026-4A E, (3 mo. USD Term SOFR + 4.650%)A B		1,000,000	971,756
Menlo CLO V Ltd., 9.022%, Due 7/20/2039, 2026-5A E, (3 mo. USD Term SOFR + 5.300%)A B		1,500,000	1,499,825
Neuberger Berman Loan Advisers CLO 26 Ltd., 10.175%, Due 10/18/2038, 2017-26A ER, (3 mo. USD Term SOFR + 6.500%)A B		1,500,000	1,500,312
North Westerly IX ESG CLO DAC, 8.204%, Due 1/15/2038, IX-A E, (3 mo. EURIBOR + 6.000%)A B	EUR	1,000,000	1,144,646
North Westerly X ESG CLO DAC, 7.315%, Due 4/25/2038, X-A E, (3 mo. EURIBOR + 5.150%)A B		500,000	568,726
Oaktree CLO Ltd.,
9.264%, Due 10/22/2037, 2024-27A E, (3 mo. USD Term SOFR + 5.600%)A B		$1,250,000	1,220,743
8.323%, Due 4/15/2038, 2025-29A E, (3 mo. USD Term SOFR + 4.650%)A B		750,000	712,413
Ocean Trails CLO XV Ltd., 4.933%, Due 1/15/2039, 2024-15A AR, (3 mo. USD Term SOFR + 1.260%)A B		1,350,000	1,350,439
OCP CLO Ltd., 9.080%, Due 10/16/2037, 2024-36A E, (3 mo. USD Term SOFR + 5.400%)A B		1,500,000	1,499,886
OCP Euro CLO DAC,
8.038%, Due 10/18/2037, 2024-11A E, (3 mo. EURIBOR + 5.800%)A B	EUR	1,500,000	1,725,726
6.672%, Due 4/18/2039, 2026-15A E, (3 mo. EURIBOR + 4.550%)A B		1,625,000	1,854,242
OHA Credit Funding 25 Ltd., 8.186%, Due 4/20/2039, 2026-25A E, (3 mo. USD Term SOFR + 4.500%)A B		$1,000,000	988,208
Palmer Square European Loan Funding DAC,
8.083%, Due 5/15/2034, 2024-3A E, (3 mo. EURIBOR + 5.800%)A B	EUR	1,500,000	1,720,492
8.504%, Due 10/15/2035, 2026-1A E, (3 mo. EURIBOR + 6.250%)A B		500,000	576,375
Penta CLO 9 DlAC,
8.205%, Due 7/25/2036, 2021-9A E, (3 mo. EURIBOR + 6.040%)A B		1,000,000	1,153,171
10.905%, Due 7/25/2036, 2021-9A F, (3 mo. EURIBOR + 8.740%)A B		1,000,000	1,149,301
Pikes Peak CLO 16 Ltd., 9.380%, Due 7/25/2039, 2024-16A ER, (3 mo. USD Term SOFR + 5.600%)A B		$1,000,000	1,000,035
Pikes Peak Copper,
4.851%, Due 4/20/2039, 2026-21A A1, (3 mo. USD Term SOFR + 1.170%)A B		1,500,000	1,497,900
8.131%, Due 4/20/2039, 2026-21A E, (3 mo. USD Term SOFR + 4.450%)A B		1,000,000	1,000,212
Providus CLO VI DAC, 8.329%, Due 5/20/2034, 6A E, (3 mo. EURIBOR + 6.110%)A B	EUR	1,250,000	1,433,810
Providus CLO VII DAC, 7.704%, Due 7/15/2038, 7A ERR, (3 mo. EURIBOR + 5.500%)A B		500,000	574,516
Providus CLO XV DAC, 8.000%, Due 7/20/2039, 15A E, (3 mo. EURIBOR + 5.350%)A B		1,500,000	1,716,311
Rockfield Park CLO DAC, 8.193%, Due 7/16/2034, 1A D, (3 mo. EURIBOR + 5.950%)A B		1,500,000	1,725,361
RRE 1 Loan Management DAC, 7.204%, Due 10/15/2040, 1A DRR, (3 mo. EURIBOR + 5.000%)A B		500,000	573,176
RRE 24 Loan Management DAC, 3.364%, Due 4/15/2040, 24A A1, (3 mo. EURIBOR + 1.160%)A B		750,000	856,952
RRE 28 Loan Management DAC, 6.811%, Due 4/15/2039, 28A D, (3 mo. EURIBOR + 4.550%)A B		500,000	571,317
RRE 8 Loan Management DAC, 7.954%, Due 7/15/2040, 8A DR, (3 mo. EURIBOR + 5.750%)A B		1,000,000	1,154,059
RRE 9 Loan Management DAC, 7.954%, Due 7/15/2040, 9A DR, (3 mo. EURIBOR + 5.750%)A B		750,000	865,544
Sculptor European CLO IV DAC, 8.165%, Due 4/27/2038, 4A ER, (3 mo. EURIBOR + 6.000%)A B		1,000,000	1,150,935
Sculptor European CLO V DAC, 7.704%, Due 10/15/2039, 5A ERR, (3 mo. EURIBOR + 5.500%)A B		1,000,000	1,144,147
Sycamore Tree CLO Ltd.,
5.035%, Due 8/28/2038, 2025-7A A1, (3 mo. USD Term SOFR + 1.360%)A B		$1,000,000	1,003,142
9.175%, Due 8/28/2038, 2025-7A E, (3 mo. USD Term SOFR + 5.500%)A B		1,000,000	969,168
Symphony CLO 47 Ltd., 8.275%, Due 4/20/2038, 2025-47A E, (3 mo. USD Term SOFR + 4.600%)A B		1,000,000	984,951
Symphony CLO XXXIII Ltd., 4.927%, Due 1/24/2038, 2022-33A AR, (3 mo. USD Term SOFR + 1.260%)A B		1,000,000	1,002,659
Thistle CLO DAC, 8.037%, Due 10/15/2038, 2026-17A E, (3 mo. EURIBOR + 5.950%)A B	EUR	2,000,000	2,317,103
Tikehau CLO X DAC, 8.168%, Due 4/20/2038, 10A ER, (3 mo. EURIBOR + 5.950%)A B		500,000	573,505
Voya Euro CLO II DAC, 8.224%, Due 7/15/2035, 2A ER, (3 mo. EURIBOR + 6.020%)A B		1,700,000	1,896,328
Voya Euro CLO III DAC, 7.338%, Due 3/16/2038, 3A ER, (3 mo. EURIBOR + 5.400%)A B		1,500,000	1,730,729
Voya Euro CLO IV DAC, 8.364%, Due 10/15/2034, 4A ER, (3 mo. EURIBOR + 6.160%)A B		1,750,000	1,973,550

Total Asset-Backed Obligations (Cost $89,632,292)			89,592,672

U.S. TREASURY OBLIGATIONS - 10.9%
U.S. Treasury Notes,
4.250%, Due 8/15/2035		$27,145,000	26,799,325
4.000%, Due 11/15/2035		11,570,000	11,192,167
4.375%, Due 5/15/2036		29,650,000	29,492,485

			67,483,977

Total U.S. Treasury Obligations (Cost $67,791,196)			67,483,977

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.5% (Cost $9,207,226)

Investment Companies - 1.5%
American Beacon U.S. Government Money Market Select Fund, 3.55%F G	9,207,226	$9,207,226

TOTAL INVESTMENTS - 97.8% (Cost $598,895,194)		606,770,518
OTHER ASSETS, NET OF LIABILITIES - 2.2%		13,937,411

TOTAL NET ASSETS - 100.0%		$620,707,929

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $158,757,750 or 25.6% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2026.

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D Perpetual maturity. The date shown, if any, is the next call date.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

ESG - Environmental, Social, Governance.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

T-bills - Treasury bills.

USD - United States Dollar.

ULC - Unlimited Liability Corporation.

Forward Foreign Currency Contracts Open on June 30, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	869,040	EUR	874,399	7/23/2026	SSB	$–	$(5,359)	$(5,359)
USD	105,854,018	GBP	106,059,584	7/23/2026	SSB	–	(205,566)	(205,566)
USD	285,300,627	EUR	283,972,219	7/23/2026	SSB	1,328,408	–	1,328,408

						$1,328,408	$(210,925)	$1,117,483

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2026

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3			Total
Assets
Corporate Obligations	$-	$90,869,276		$-		90,869,276
Foreign Convertible Obligations	-	1,646,199		-		1,646,199
Foreign Corporate Obligations	-	280,493,430		-		280,493,430
Foreign Sovereign Obligations	-	67,477,738		-		67,477,738
Asset-Backed Obligations	-	89,592,672		-		89,592,672
U.S. Treasury Obligations	-	67,483,977		-		67,483,977
Short-Term Investments	9,207,226	–		-		9,207,226

Total Investments in Securities - Assets	$9,207,226	$597,563,292		-	$	606,770,518

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$1,328,408		$-	$	1,328,408

Total Financial Derivative Instruments - Assets	$-	$1,328,408	-$	-	$	1,328,408

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(210,925)		$–	$	(210,925)

Total Financial Derivative Instruments - Liabilities	$-	$(210,925)		$–	$	(210,925)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2026

	SSI Alternative Income Fund	TwentyFour Short Term Bond Fund	TwentyFour Strategic Income Fund
Assets:
Investments in unaffiliated securities, at fair value†	$377,483,879	$8,370,419	$597,563,292
Investments in affiliated securities, at fair value‡	4,044,955	-	9,207,226
Foreign currency, at fair value (Note 1)^	-	18,578	1,173,882
Foreign currency deposits with brokers for swap agreements, at fair value¤	-	-	765,335
Cash	-	394,376	-
Deposits with brokers for swap agreements	-	-	2,533
Cash with brokers	179,376,501	-	-
Dividends and interest receivable	1,523,134	128,148	8,707,562
Receivable for investments sold	7,401,630	-	1,310,524
Receivable for fund shares sold	720,462	-	2,295,245
Receivable for tax reclaims	-	-	38,887
Receivable for expense reimbursement (Note 2)	40,854	20,727	67,511
Unrealized appreciation from forward foreign currency contracts	-	-	1,328,408
Prepaid expenses	679,982	30,432	44,390

Total assets	571,271,397	8,962,680	622,504,795

Liabilities:
Payable for investments purchased	7,637,803	65,214	457,391
Payable for fund shares redeemed	212,119	-	470,384
Securities sold short, at fair value±	171,208,635	-	-
Written options contracts, at fair value (premiums received $77,240, $0 and $0, respectively)	4,130	-	-
Dividends and interest expense payable	68,035	-	-
Management and sub-advisory fees payable (Note 2)	263,402	3,935	331,414
Service fees payable (Note 2)	391	1,434	14,277
Transfer agent fees payable (Note 2)	34,538	1,149	41,635
Custody and fund accounting fees payable	52,572	28,832	105,274
Professional fees payable	72,985	68,690	103,065
Trustee fees payable (Note 2)	941	27	1,493
Payable for prospectus and shareholder reports	21,708	4,040	23,807
Unrealized depreciation from forward foreign currency contracts	-	35,284	210,925
Other liabilities	8,886	1,884	37,201

Total liabilities	179,586,145	210,489	1,796,866

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$391,685,252	$8,752,191	$620,707,929

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2026

	SSI Alternative Income Fund	TwentyFour Short Term Bond Fund	TwentyFour Strategic Income Fund
Analysis of net assets:
Paid-in-capital	$388,348,656	$9,282,815	$655,841,391
Total distributable earnings (deficits)A	3,336,596	(530,624)	(35,133,462)

Net assets	$391,685,252	$8,752,191	$620,707,929

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,684,498	N/A	1,613,218

Y Class	35,565,933	769,387	64,950,496

Investor Class	113,908	N/A	324,685

A Class	N/A	28,219	2,079,174

C Class	N/A	190,377	1,150,901

R6 Class	N/A	3,539	N/A

Net assets:
R5 Class	$27,474,810	N/A	$14,410,105

Y Class	$363,046,457	$6,877,357	$575,404,135

Investor Class	$1,163,985	N/A	$2,828,751

A Class	N/A	$248,325	$18,097,975

C Class	N/A	$1,595,479	$9,966,963

R6 Class	N/A	$31,030	N/A

Net asset value, offering and redemption price per share:
R5 Class	$10.23	N/A	$8.93

Y Class	$10.21	$8.94	$8.86

Investor Class	$10.22	N/A	$8.71

A Class	N/A	$8.80	$8.70

A Class (offering price)	N/A	$9.03	$9.04

C Class	N/A	$8.38	$8.66

R6 Class	N/A	$8.77	N/A

† Cost of investments in unaffiliated securities	$337,293,507	$8,203,721	$589,687,968
‡ Cost of investments in affiliated securities	$4,044,955	$-	$9,207,226
¤ Cost of foreign currency deposits with broker for swaptions contracts	$-	$-	$781,528
^ Cost of foreign currency	$-	$18,485	$1,168,905
± Proceeds of securities sold short	$141,854,454	$-	$-

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended June 30, 2026

	SSI Alternative Income Fund	TwentyFour Short Term Bond Fund	TwentyFour Strategic Income Fund
Investment income:
Dividend income from unaffiliated securities	$2,680,840	$-	$-
Dividend income from affiliated securities (Note 2)	1,036,551	-	533,797
Interest income (net of foreign taxes)†	8,331,423	419,455	29,254,571
Interest income from short securities held at broker	6,667,769	-	-
Other income	-	-	1,212

Total investment income	18,716,583	419,455	29,789,580

Expenses:
Management and sub-advisory fees (Note 2)	4,454,083	53,836	3,723,082
Transfer agent fees (Note 2):
R5 Class	2,328	-	2,740
Y Class	268,386	8,315	400,277
Investor Class	1,402	-	1,571
A Class	-	-	795
C Class	-	-	447
R6 Class	-	21	-
Custody and fund accounting fees	127,629	68,490	251,452
Professional fees	119,580	70,932	180,104
Registration fees and expenses	89,145	66,360	165,599
Service fees (Note 2):
Investor Class	5,748	-	10,292
A Class	-	755	8,031
C Class	-	233	6,078
Distribution fees (Note 2):
A Class	-	753	45,775
C Class	-	15,200	102,511
Prospectus and shareholder report expenses	56,605	9,410	70,565
Trustee fees (Note 2)	34,757	1,008	55,843
Prime broker fees	2,279,499	-	-
Dividends and interest on securities sold short	783,310	-	-
Line of credit interest expense (Note 9)	2,673	87	4,250
Other expenses	154,789	11,759	96,458

Total expenses	8,379,934	307,159	5,125,870

Net fees waived and expenses (reimbursed) (Note 2)	(412,448)	(236,131)	(520,338)
Net sub-advisory fees waived (Note 2)	(1,476,967)	-	-

Net expenses	6,490,519	71,028	4,605,532

Net investment income	12,226,064	348,427	25,184,048

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended June 30, 2026

	SSI Alternative Income Fund	TwentyFour Short Term Bond Fund	TwentyFour Strategic Income Fund
Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	$64,256,513	$193,840	$8,398,032
Foreign currency transactions	-	(182,857)	10,020,732
Forward foreign currency contracts	-	545,749	(566,774)
Swap agreements	-	-	(1,485,950)
Written options	(965,019)	-	-
Short sales	(61,965,420)	-	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	24,157,450	(508,772)	(19,455,022)
Foreign currency transactions	-	(9,369)	(327,688)
Forward foreign currency contracts	-	(24,911)	7,282,554
Written options	72,508	-	-
Short sales	(12,957,899)	-	-

Net gain from investments	12,598,133	13,680	3,865,884

Net increase in net assets resulting from operations.	$24,824,197	$362,107	$29,049,932

† Foreign taxes	$(77)	$-	$1,972
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income Fund		TwentyFour Short Term Bond Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$12,226,064	$9,375,188	$348,427	$367,989
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options, and short sales	1,326,074	5,620,718	556,732	(601,380)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options, and short sales	11,272,059	3,208,506	(543,052)	859,787

Net increase in net assets resulting from operations	24,824,197	18,204,412	362,107	626,396

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,639,183)	(1,568,173)	-	-
Y Class	(19,418,752)	(7,778,664)	(280,703)	-
Investor Class	(90,883)	(173,589)	-	-
A Class	-	-	(10,811)	-
C Class	-	-	(55,261)	-
R6 Class	-	-	(1,096)	-
Tax return of capital:
Y Class	-	-	(20,742)	(353,713)
A Class	-	-	(721)	(4,349)
C Class	-	-	(5,040)	(49,439)
R6 Class	-	-	(94)	(1,235)

Net distributions to shareholders	(21,148,818)	(9,520,426)	(374,468)	(408,736)

Capital share transactions (Note 10):
Proceeds from sales of shares	204,170,956	209,183,901	841,220	4,366,486
Reinvestment of dividends and distributions	20,700,156	8,767,581	367,722	400,941
Cost of shares redeemed	(135,262,693)	(104,265,459)	(2,938,221)	(5,100,264)

Net increase (decrease) in net assets from capital share transactions	89,608,419	113,686,023	(1,729,279)	(332,837)

Net increase (decrease) in net assets	93,283,798	122,370,009	(1,741,640)	(115,177)

Net assets:
Beginning of year	298,401,454	176,031,445	10,493,831	10,609,008

End of year	$391,685,252	$298,401,454	$8,752,191	$10,493,831

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	TwentyFour Strategic Income Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$25,184,048	$17,763,353
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and swap agreements	16,366,040	(17,816,036)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(12,500,156)	27,220,621

Net increase in net assets resulting from operations	29,049,932	27,167,938

Distributions to shareholders:
Total retained earnings:
R5 Class	(654,201)	(607,463)
Y Class	(23,562,843)	(14,741,061)
Investor Class	(123,068)	(88,955)
A Class	(838,224)	(629,852)
C Class	(390,664)	(298,732)
Tax return of capital:
R5 Class	—	(25,403)
Y Class	—	(764,424)
Investor Class	—	(4,701)
A Class	—	(32,429)
C Class	—	(14,207)

Net distributions to shareholders	(25,569,000)	(17,207,227)

Capital share transactions (Note 10):
Proceeds from sales of shares	261,988,361	321,845,471
Reinvestment of dividends and distributions	25,309,738	16,989,247
Cost of shares redeemed	(151,202,674)	(98,300,971)

Net increase in net assets from capital share transactions	136,095,425	240,533,747

Net increase in net assets	139,576,357	250,494,458

Net assets:
Beginning of year	481,131,572	230,637,114

End of year	$620,707,929	$481,131,572

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2026, the Trust consists of twenty-four active series, three of which are presented in this filing: American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-one active series are reported in separate filings. From July 1, 2025 to November 3, 2025, the American Beacon TwentyFour Short Term Bond Fund was known as the American Beacon TwentyFour Sustainable Short Term Bond Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This standard clarifies that a contractual restriction prohibiting the sale of an equity security is not considered part of the unit of account of the security and, therefore, is not factored into the security’s fair value measurement. The ASU also introduces new disclosure requirements for equity securities subject to such restrictions. The ASU is effective for annual periods beginning after December 15, 2024. The Fund adopted this standard during the current reporting period. As of June 30, 2026, the Fund did not hold any equity securities subject to contractual sale restrictions, and adoption of this ASU did not have a material impact on the Fund’s financial statements.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The SSI Alternative Income Fund distributes most or all of its net investment income on a monthly basis. The TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Fund distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with SSI Investment Management LLC and TwentyFour Asset Management (US) LP (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

TwentyFour Short Term Bond Fund

First $200 million	0.20%
Next $200 million	0.185%
Next $700 million	0.175%
Over $1.1 billion	0.17%

TwentyFour Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

Effective December 20, 2022, the Sub-Advisor to the SSI Alternative Income Fund has contractually agreed to waive a portion of its sub-advisory fee equal to 0.44% of the SSI Alternative Income Fund’s average daily net assets managed by the Sub-Advisor through October 31, 2024. On December 29, 2023, the Sub-Advisor contractually agreed to extend the waiver agreement through December 31, 2025. Effective July 1, 2025, the waiver agreement, expiring December 31, 2025, was amended as follows:

First $300 million	0.44%
Over $300 million	0.34%

On December 31, 2025, the Sub-Advisor contractually agreed to extend the waiver agreement through November 3, 2026. The waiver rates set forth above will remain in effect through November 3, 2026.

The contractual fee waiver by the Sub-Advisor can be modified only in the discretion and with the approval of a majority of the Board. For the year ended June 30, 2026, the Sub-Advisor waived $1,476,967 of its sub-advisory fees.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

The Management and Sub-Advisory Fees paid by each Fund for the year ended June 30, 2026 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,211,617
Sub-Advisory Fees	0.94%	3,242,466

Total	1.29%	$4,454,083

TwentyFour Short Term Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$34,260
Sub-Advisory Fees	0.20%	19,576

Total	0.55%	$53,836

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,944,895
Sub-Advisory Fees	0.32%	1,778,187

Total	0.67%	$3,723,082

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the TwentyFour Short Term Bond Fund and the TwentyFour Strategic Income Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

annual basis. During the year ended June 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$268,937
TwentyFour Short Term Bond	7,955
TwentyFour Strategic Income	381,218

As of June 30, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SSI Alternative Income	$26,246
TwentyFour Short Term Bond	569
TwentyFour Strategic Income	36,900

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”).The Funds listed below held the following shares with a June 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2026 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2026 Fair Value
U.S. Government Money Market Select	Direct	SSI Alternative Income	$4,044,955	$-	$-	$1,036,551	$4,044,955
U.S. Government Money Market Select	Direct	TwentyFour Strategic Income	9,207,226	-	-	533,797	9,207,226

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2026, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$27,182
TwentyFour Strategic Income	14,087

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2026, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Funds, through November 3, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended June 30, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	7/1/2025 - 10/31/2025	11/1/2025 - 6/30/2026	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
SSI Alternative Income	R5	0.92%	0.92%	$29,539	$(7,892	)*	2028 – 2029
SSI Alternative Income	Y	0.99%	0.99%	379,436	(98,548	)*	2028 – 2029
SSI Alternative Income	Investor	1.24%	1.24%	3,473	(240	)*	2028 – 2029
TwentyFour Short Term Bond	Y	0.57%	0.57%	191,165	–		2028 – 2029
TwentyFour Short Term Bond	A	0.87%	0.87%	7,539	–		2028 – 2029
TwentyFour Short Term Bond	C	1.48%	1.48%	36,660	–		2028 – 2029
TwentyFour Short Term Bond	R6	0.47%	0.47%	767	–		2028 – 2029
TwentyFour Strategic Income	R5	0.72%	0.72%	15,672	–		2028 – 2029
TwentyFour Strategic Income	Y	0.80%	0.80%	470,790	–		2028 – 2029
TwentyFour Strategic Income	Investor	1.09%	1.09%	4,230	–		2028 – 2029
TwentyFour Strategic Income	A	1.00%	1.00%	20,904	(737	)*	2028 – 2029
TwentyFour Strategic Income	C	1.79%	1.79%	8,742	–		2028 – 2029

* These amounts represent Recouped Expenses from prior fiscal years and are reflected in Other Expenses on the Statements of Operations.

Of the above amounts, $40,854, $20,727 and $67,511 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2026 for the SSI Alternative Income Fund, TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$84,769	$–	$30,463	2025 – 2026
SSI Alternative Income	21,911	170,534	–	2026 – 2027
SSI Alternative Income	–	251,815	–	2027 – 2028
TwentyFour Short Term Bond	–	–	190,316	2025 – 2026
TwentyFour Short Term Bond	–	217,433	–	2026 – 2027
TwentyFour Short Term Bond	–	240,034	–	2027 – 2028
TwentyFour Strategic Income	737	–	324,679	2025 – 2026
TwentyFour Strategic Income	–	307,596	–	2026 – 2027
TwentyFour Strategic Income	–	489,435	–	2027 – 2028

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2026, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated significant ownership of approximately 6% of the SSI Alternative Income Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2026, RID collected $4,717 for TwentyFour Strategic Income Fund from the sale of A Class Shares. There were no A Class sales charges collected for the TwentyFour Short Term Bond Fund.

A CDSC of 1.00% will be deducted with respect to A Class Shares of the TwentyFour Strategic Income Fund on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. A CDSC of 0.50% will be deducted with respect to the A Class Shares of the TwentyFour Short Term Bond Fund on certain purchases of $250,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be based on the market value of the redeemed shares at the time of redemption or the original purchase price, whatever is lower. During the year ended June 30, 2026, there were no CDSC fees collected for the A Class Shares of the TwentyFour Strategic Income Fund or TwentyFour Short Term Bond Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended June 30, 2026, CDSC fees of $4,053 were collected for the C Class Shares of TwentyFour Strategic Income Fund. There were no CDSC fees collected for the C Class Shares of the TwentyFour Short Term Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

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Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

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Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	–	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade

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information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Asset-Backed and Mortgage-Related Securities

ABS are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. A Fund, the Manager, and the sub-advisor do not select the loans or other assets that are included in the collateral backing those pools.

A Fund may also invest in debt obligations of U.S. Government-sponsored enterprises, including Fannie Mae, Freddie Mac, FFCB and the Tennessee Valley Authority. Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac are supported by the issuers’ right to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.

The TwentyFour Strategic Income Fund and TwentyFour Short Term Bond Fund may invest in ABS and mortgage-related securities, including CMOs and mortgage-related securities issued by private organizations which are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities Fannie Mae, a government sponsored corporation owned entirely by private stockholders, and Freddie Mac, a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. Mortgage-related securities are pools created by non-governmental issuers generally offering a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/

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subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates may be prepaid by their issuers, thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

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Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Floating Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The TwentyFour Strategic Income Fund and TwentyFour Short Term Bond Fund may each invest a significant portion of its assets in a particular geographic region or country. The TwentyFour Strategic Income Fund may invest significantly in emerging markets and may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating

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organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended June 30, 2026 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

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Notes to Financial Statements

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Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2026, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. A variable rate obligation has a coupon rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the coupon is based. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

A Fund may invest in floaters and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest

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rate on a floater resets periodically, typically every one or three months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security or currency, in the case of a put option. An option on a futures contract provides the holder with the right to enter into a ‘‘long’’ position in the underlying futures contract, in the case of a call option, or a ‘‘short’’ position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

During the year ended June 30, 2026, the SSI Alternative Income Fund purchased/sold options primarily for hedging.

Average Option Notional Amounts Outstanding Year Ended June 30, 2026
Fund	Purchased Contracts	Written Contracts
SSI Alternative Income	$877	$12,500

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

(non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the year ended June 30, 2026, the TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Fund entered into forward foreign currency contracts primarily for hedging.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended June 30, 2026
Fund	Purchased Contracts	Sold Contracts
TwentyFour Short Term Bond	$111,392	$9,740,992
TwentyFour Strategic Income	420,354	360,655,382

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. A Fund may be required to pledge collateral to secure its obligations under a swap.

During the year ended June 30, 2026, the American Beacon TwentyFour Strategic Income Fund entered into credit default swaps primarily for return enhancement and hedging.

A Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average monthly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each month end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Year Ended June 30, 2026
TwentyFour Strategic Income	$4,585,308

Interest Rate Swap Agreements

The TwentyFour Strategic Income Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the year ended June 30, 2026, the TwentyFour Strategic Income Fund did not enter into any interest rate swaps.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SSI Alternative Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts outstanding	$-	$-	$-	$-	$(4,130)	$(4,130)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$-	$-	$-	$-	$(965,019)	$(965,019)

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$-	$-	$-	$-	$72,508	$72,508

TwentyFour Short Term Bond Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(35,284)	$-	$-	$-	$(35,284)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$545,749	$-	$-	$-	$545,749

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(24,911)	$-	$-	$-	$(24,911)

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$1,328,408	$-	$-	$-	$1,328,408

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(210,925)	$-	$-	$-	$(210,925)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(566,774)	$-	$-	$-	$(566,774)
Swap agreements	(1,485,950)	-	-	-	-	(1,485,950)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$7,282,554	$-	$-	$-	$7,282,554

(1) See Note 3 in the Notes to Financial Statements for additional information.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2026.

SSI Alternative Income Fund

Offsetting of Financial and Derivative Assets as of June 30, 2026:
	Assets	Liabilities
Written Options Contracts	$-	$4,130

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	4,130

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(4,130)

TwentyFour Short Term Bond Fund

Offsetting of Financial and Derivative Assets as of June 30, 2026:
	Assets	Liabilities
Forward Foreign Currency Contracts	$-	$35,284

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$35,284

Total derivative assets and liabilities subject to an MNA	$-	$35,284

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2026:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$(35,284)	$-	$-	$-		$(35,284)

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of June 30, 2026:
	Assets	Liabilities
Forward Foreign Currency Contracts	$1,328,408	$210,925

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,328,408	$210,925

Total derivative assets and liabilities subject to an MNA	$1,328,408	$210,925

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2026:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$1,328,408	$(210,925)	$-	$-	$1,117,483

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Derivatives Available for Offset		Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$(210,925)	$		210,925	$-	$-	$-

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain Mortgage-Backed Securities (“MBS”) and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the funds’ exposure to foreign currencies may reduce the returns of a Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the funds’ investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, a Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a Fund may choose to not hedge its currency risks.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, or to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities.

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil. A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses.

Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Environmental, Social, and/or Governance Investing Risk

A Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed

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Notes to Financial Statements

June 30, 2026

markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy,

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Notes to Financial Statements

June 30, 2026

rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of a Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of a Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of a Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If the Funds invest in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Short Position Risk

The SSI Alternative Income Fund’s short positions are speculative and are subject to special risks. A short position involves the sale by a Fund of a security that it does not own. A Fund then intends to purchase the same security at a later date at a lower price. A Fund may enter into a short position through a forward commitment, a futures contract, an option, or a swap agreement. If the price of the security or derivative has increased during the time a Fund holds the short position, then a Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, and that the Fund may lose more money than the actual cost of the investment. A Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that a Fund is required to purchase is unlimited. There can be no assurance that the securities necessary to cover the short position will be available for purchase by a Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by a Fund. Furthermore, a Fund may be forced to close out a short position prematurely if a counterparty from which a Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. Short positions also include greater reliance on a sub-advisor’s ability to accurately anticipate the future value of a security or instrument. A Fund may invest the proceeds of a short sale, and therefore, be subject to the effect of leverage, in that short selling amplifies changes in a Fund’s NAV since it increases the exposure of a Fund to the market and may increase losses and the volatility of returns. If such instruments are traded over-the-counter, there is the risk that the counterparty may fail to honor its contract terms, causing a loss to a Fund.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign

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Notes to Financial Statements

June 30, 2026

government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Swaptions Risk

Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Advisor fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called “rolling,” and the Fund may incur costs to “roll” swaption contracts.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may

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Notes to Financial Statements

June 30, 2026

become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2026 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

The tax character of distributions paid were as follows:

	SSI Alternative Income Fund		TwentyFour Short Term Bond Fund		TwentyFour Strategic Income Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
Distributions paid from:
Ordinary income*
R5 Class	$1,639,183	$1,568,173	$-	$-	$654,201	$607,463
Y Class	19,418,752	7,778,664	(280,703)	-	23,562,843	14,741,061
Investor Class	90,883	173,589	-	-	123,068	88,955
A Class	-	-	(10,811)	-	838,224	629,852
C Class	-	-	(55,261)	-	390,664	298,732
R6 Class	-	-	(1,096)	-	-	-
Return of capital
R5 Class	-	-	-	-	-	25,403
Y Class	-	-	(20,742)	353,713	-	764,424
Investor Class	-	-	-	-	-	4,701
A Class	-	-	(721)	4,349	-	32,429
C Class	-	-	(5,040)	49,439	-	14,207
R6 Class	-	-	(94)	1,235	-	-
Long-term capital gains
R5 Class	-	-	-	-	-	-
Y Class	-	-	-	-	-	-
Investor Class	-	-	-	-	-	-
A Class	-	-	-	-	-	-
C Class	-	-	-	-	-	-
R6 Class	-	-	-	-	-	-

Total distributions paid	$21,148,818	$9,520,426	$374,468	$408,736	$25,569,000	$17,207,227

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2026, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSI Alternative Income	$361,849,209	$35,063,331	$(44,664,775)	$(9,601,444)
TwentyFour Short Term Bond	8,223,145	199,650	(53,821)	145,829
TwentyFour Strategic Income	599,670,932	13,740,907	(6,760,558)	6,980,349

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
SSI Alternative Income	$(9,601,444)	$12,938,041	$-	$-	$(1)	$3,336,596
TwentyFour Short Term Bond	145,829	-	-	-	(676,453)	(530,624)
TwentyFour Strategic Income	6,980,349	1,131,666	-	(43,245,477)	-	(35,133,462)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, income realized for tax purposes from contingent payment debt instruments, the tax deferral of losses related to straddles, deemed distributions from convertible obligations, late year loss deferrals, unused capital losses, premium amortization and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

Accordingly, the following amounts represent current year permanent differences derived from organization costs as of June 30, 2026:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
SSI Alternative Income	$4,619	$(4,619)
TwentyFour Short Term Bond	-	-
TwentyFour Strategic Income	2	(2)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at June 30, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of June 30, 2026, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$-	$-
TwentyFour Short Term Bond	123,348	553,105
TwentyFour Strategic Income	12,946,255	30,299,222

During the year ended June 30, 2026, the Funds utilized $1,758,114, $10,478 and $2,294,333 of long-term capital loss carryforwards for SSI Alternative Income Fund, TwentyFour Short Term Bond Fund and TwentyFour Strategic Income Fund, respectively. For SSI Alternative Income Fund, the ability to utilize capital loss carryforwards in the future could be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$436,386,525	$-	$400,531,953	$-
TwentyFour Short Term Bond	5,752,400	506,354	6,677,220	1,195,326
TwentyFour Strategic Income	320,039,976	78,787,394	170,372,204	73,691,831

A summary of the Funds’ transactions in the USG Select Fund for the year ended June 30, 2026 were as follows:

Fund	Type of Transaction	June 30, 2025 Shares/ Fair Value	Purchases	Sales	June 30, 2026 Shares/ Fair Value
SSI Alternative Income	Direct	$16,672,588	$242,782,850	$255,410,483	$4,044,955
TwentyFour Strategic Income	Direct	9,410,367	215,203,660	215,406,801	9,207,226

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2026, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,346,404	$23,837,194	572,326	$5,693,520
Reinvestment of dividends	131,409	1,328,057	87,145	865,143
Shares redeemed	(2,462,170)	(25,021,605)	(1,868,858)	(18,684,299)

Net increase (decrease) in shares outstanding	15,643	$143,646	(1,209,387)	$(12,125,636)

	Y Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	17,514,106	$177,628,077	20,116,682	$201,245,889
Reinvestment of dividends	1,912,434	19,281,216	778,482	7,728,849
Shares redeemed	(10,494,256)	(106,275,537)	(8,228,048)	(82,260,683)

Net increase in shares outstanding	8,932,284	$90,633,756	12,667,116	$126,714,055

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

	Investor Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	267,753	$2,705,685	224,569	$2,244,492
Reinvestment of dividends	8,998	90,883	17,458	173,589
Shares redeemed	(390,964)	(3,965,551)	(328,760)	(3,320,477)

Net (decrease) in shares outstanding	(114,213)	$(1,168,983)	(86,733)	$(902,396)

	Y Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	41,951	$375,568	339,420	$2,998,297
Reinvestment of dividends	33,156	295,981	39,398	347,248
Shares redeemed	(279,384)	(2,493,546)	(520,548)	(4,595,505)

Net (decrease) in shares outstanding	(204,277)	$(1,821,997)	(141,730)	$(1,249,960)

	A Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	5,694	$50,138	38,090	$333,179
Reinvestment of dividends	1,304	11,483	491	4,298
Shares redeemed	(14,218)	(125,334)	(8,193)	(71,625)

Net increase (decrease) in shares outstanding	(7,220)	$(63,713)	30,388	$265,852

	C Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	49,233	$415,514	122,865	$1,035,000
Reinvestment of dividends	7,159	60,258	5,874	49,395
Shares redeemed	(37,793)	(319,341)	(51,456)	(433,134)

Net increase in shares outstanding	18,599	$156,431	77,283	$651,261

	R6 Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	2	$10
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	2	$10

	R5 Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	65,728	$585,001	439,662	$3,838,435
Reinvestment of dividends	57,015	506,630	65,494	571,436
Shares redeemed	(83,755)	(747,255)	(282,672)	(2,462,093)

Net increase in shares outstanding	38,988	$344,376	222,484	$1,947,778

	Y Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	28,129,303	$249,076,087	34,419,136	$298,884,408
Reinvestment of dividends	2,659,757	23,451,359	1,769,796	15,349,101
Shares redeemed	(15,471,371)	(136,565,308)	(10,442,204)	(90,656,121)

Net increase in shares outstanding	15,317,689	$135,962,138	25,746,728	$223,577,388

American Beacon FundsSM

Notes to Financial Statements

June 30, 2026

	Investor Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	153,885	$1,333,129	197,832	$1,690,131
Reinvestment of dividends	14,189	123,068	10,963	93,656
Shares redeemed	(158,084)	(1,375,215)	(75,919)	(648,772)

Net increase in shares outstanding	9,990	$80,982	132,876	$1,135,015

	A Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,002,276	$8,674,063	1,427,686	$12,198,213
Reinvestment of dividends	96,700	838,017	77,579	662,212
Shares redeemed	(1,151,104)	(9,965,917)	(340,383)	(2,906,372)

Net increase (decrease) in shares outstanding	(52,128)	$(453,837)	1,164,882	$9,954,053

	C Class
	Year Ended June 30, 2026		Year Ended June 30, 2025
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	267,653	$2,320,081	615,031	$5,234,284
Reinvestment of dividends	45,269	390,664	36,804	312,842
Shares redeemed	(294,731)	(2,548,979)	(191,305)	(1,627,613)

Net increase in shares outstanding	18,191	$161,766	460,530	$3,919,513

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$10.12		$9.70		$9.66	$9.29		$11.15

Income (loss) from investment operations:
Net investment income	0.37	A	0.45	A	0.55	0.31		0.38
Net gains (losses) on investments (both realized and unrealized)	0.37		0.43		0.18	0.21		(0.95)

Total income (loss) from investment operations	0.74		0.88		0.73	0.52		(0.57)

Less distributions:
Dividends from net investment income	(0.40)		(0.46)		(0.69)	(0.15)		(0.21)
Distributions from net realized gains	(0.23)		-		-	-		(1.08)

Total distributions	(0.63)		(0.46)		(0.69)	(0.15)		(1.29)

Net asset value, end of period	$10.23		$10.12		$9.70	$9.66		$9.29

Total returnB	7.54%		9.21%		7.90%	5.65%		(5.85)%

Ratios and supplemental data:
Net assets, end of period	$27,474,810		$27,017,561		$37,631,052	$223,692		$281,521
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.35%		1.87%		1.76%	1.90%		1.64%
Expenses, net of reimbursements and/or recoupmentsC	1.81%		1.33%		1.18%	1.60	%D	1.64%
Net investment income, before expense reimbursements and/or recoupments	3.09%		3.93%		4.41%	3.18%		1.47%
Net investment income, net of reimbursements and/or recoupments	3.63%		4.47%		4.99%	3.48%		1.47%
Portfolio turnover rate	236%		172%		127%	97%		113%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.92%, 0.92%, 0.92%, 1.22% and 1.49% for the year ended June 30, 2026, year ended June 30, 2025, year ended June 30, 2024, year ended June 30, 2023, and year ended June 30, 2022, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$10.10		$9.69		$9.66	$9.29		$11.14

Income (loss) from investment operations:
Net investment income	0.36	A	0.43	A	0.57	0.26		0.19
Net gains (losses) on investments (both realized and unrealized)	0.37		0.43		0.15	0.25		(0.76)

Total income (loss) from investment operations	0.73		0.86		0.72	0.51		(0.57)

Less distributions:
Dividends from net investment income	(0.39)		(0.45)		(0.69)	(0.14)		(0.20)
Distributions from net realized gains	(0.23)		-		-	-		(1.08)

Total distributions	(0.62)		(0.45)		(0.69)	(0.14)		(1.28)

Net asset value, end of period	$10.21		$10.10		$9.69	$9.66		$9.29

Total returnB	7.54%		9.11%		7.80%	5.55%		(5.85)%

Ratios and supplemental data:
Net assets, end of period	$363,046,457		$269,076,278		$135,345,378	$100,552,992		$129,179,345
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.43%		1.98%		1.86%	1.97%		1.74%
Expenses, net of reimbursements and/or recoupmentsC	1.88%		1.42%		1.26%	1.65	%D	1.73%
Net investment income, before expense reimbursements and/or recoupments	2.97%		3.79%		4.30%	3.11%		1.26%
Net investment income, net of reimbursements and/or recoupments	3.52%		4.35%		4.90%	3.43%		1.27%
Portfolio turnover rate	236%		172%		127%	97%		113%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.99%, 0.99%, 0.99%, 1.28% and 1.56% for the year ended June 30, 2026, year ended June 30, 2025, year ended June 30, 2024, year ended June 30, 2023, and year ended June 30, 2022, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$10.12		$9.70		$9.68	$9.30		$11.12

Income (loss) from investment operations:
Net investment income	0.35	A	0.41	A	0.47	0.44		0.10	A
Net gains (losses) on investments (both realized and unrealized)	0.35		0.44		0.23	0.04		(0.69)

Total income (loss) from investment operations	0.70		0.85		0.70	0.48		(0.59)

Less distributions:
Dividends from net investment income	(0.37)		(0.43)		(0.68)	(0.10)		(0.15)
Distributions from net realized gains	(0.23)		-		-	-		(1.08)

Total distributions	(0.60)		(0.43)		(0.68)	(0.10)		(1.23)

Net asset value, end of period	$10.22		$10.12		$9.70	$9.68		$9.30

Total returnB	7.17%		8.94%		7.50%	5.24%		(6.03)%

Ratios and supplemental data:
Net assets, end of period	$1,163,985		$2,307,615		$3,055,015	$1,821,486		$572,433
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.75%		2.29%		2.20%	2.35%		2.13%
Expenses, net of reimbursements and/or recoupmentsC	2.11%		1.67%		1.51%	1.72	%D	1.99%
Net investment income, before expense reimbursements and/or recoupments	2.76%		3.44%		3.96%	3.05%		0.81%
Net investment income, net of reimbursements and/or recoupments	3.40%		4.06%		4.65%	3.68%		0.95%
Portfolio turnover rate	236%		172%		127%	97%		113%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.24%, 1.24%, 1.24%, 1.40% and 1.81% for the year ended June 30, 2026, year ended June 30, 2025, year ended June 30, 2024, year ended June 30, 2023, and year ended June 30, 2022, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$8.93		$8.74		$8.43		$9.26	$10.02

Income (loss) from investment operations:
Net investment income	0.33	A	0.33	A	0.52		0.35	0.32
Net gains (losses) on investments (both realized and unrealized)	0.02		0.21		0.12		(0.10)	(0.83)

Total income (loss) from investment operations	0.35		0.54		0.64		0.25	(0.51)

Less distributions:
Dividends from net investment income	(0.31)		-		-		(1.08)	(0.25)
Tax return of capital	(0.03)		(0.35)		(0.33)		-	-

Total distributions	(0.34)		(0.35)		(0.33)		(1.08)	(0.25)

Net asset value, end of period	$8.94		$8.93		$8.74		$8.43	$9.26

Total returnB	3.95%		6.29%		7.75%		2.95%	(5.20)%

Ratios and supplemental data:
Net assets, end of period	$6,877,357		$8,695,591		$9,743,738		$6,923,318	$5,328,507
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.98%		2.90%		2.36%		1.83%	2.24%
Expenses, net of reimbursements and/or recoupments	0.58	%D	0.57%		0.58	%C	0.57%	0.57%
Net investment income (loss), before expense reimbursements and/or recoupments	1.31%		1.35%		1.80%		1.31%	(0.06)%
Net investment income, net of reimbursements and/or recoupments	3.71%		3.68%		3.58%		2.57%	1.61%
Portfolio turnover rate	68%		79%		117%		60%	43%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.57% for the period ended June 30, 2026.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$8.82		$8.66		$8.39		$9.23	$9.98

Income (loss) from investment operations:
Net investment income	0.30	A	0.31	A	0.28	A	0.50	0.12	A
Net gains (losses) on investments (both realized and unrealized)	0.02		0.20		0.32		(0.29)	(0.65)

Total income (loss) from investment operations	0.32		0.51		0.60		0.21	(0.53)

Less distributions:
Dividends from net investment income	(0.31)		-		-		(1.05)	(0.22)
Tax return of capital	(0.03)		(0.35)		(0.33)		-	-

Total distributions	(0.34)		(0.35)		(0.33)		(1.05)	(0.22)

Net asset value, end of period	$8.80		$8.82		$8.66		$8.39	$9.23

Total returnB	3.65%		6.00%		7.30%		2.48%	(5.43)%

Ratios and supplemental data:
Net assets, end of period	$248,325		$312,660		$43,744		$125,866	$107,415
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.38%		3.33%		2.72%		2.26%	3.13%
Expenses, net of reimbursements and/or recoupments	0.88	%C	0.87%		0.87%		0.87%	0.87%
Net investment income (loss), before expense reimbursements and/or recoupments	0.91%		1.06%		1.45%		0.81%	(1.06)%
Net investment income, net of reimbursements and/or recoupments	3.41%		3.52%		3.30%		2.20%	1.20%
Portfolio turnover rate	68%		79%		117%		60%	43%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.87% for the period ended June 30, 2026.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$8.47		$8.37		$8.16		$9.07	$9.87

Income (loss) from investment operations:
Net investment income	0.24	A	0.24	A	0.35		1.53	0.04	A
Net gains (losses) on investments (both realized and unrealized)	0.01		0.21		0.19		(1.39)	(0.64)

Total income (loss) from investment operations	0.25		0.45		0.54		0.14	(0.60)

Less distributions:
Dividends from net investment income	(0.31)		-		-		(1.05)	(0.20)
Tax return of capital	(0.03)		(0.35)		(0.33)		-	-

Total distributions	(0.34)		(0.35)		(0.33)		(1.05)	(0.20)

Net asset value, end of period	$8.38		$8.47		$8.37		$8.16	$9.07

Total returnB	2.96%		5.48%		6.71%		1.68%	(6.15)%

Ratios and supplemental data:
Net assets, end of period	$1,595,479		$1,454,586		$791,225		$519,021	$95,605
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.90%		3.83%		3.29%		2.74%	3.78%
Expenses, net of reimbursements and/or recoupments	1.49	%C	1.48%		1.52	%D	1.62%	1.62%
Net investment income (loss), before expense reimbursements and/or recoupments	0.40%		0.46%		0.89%		0.58%	(1.71)%
Net investment income, net of reimbursements and/or recoupments	2.81%		2.81%		2.66%		1.70%	0.45%
Portfolio turnover rate	68%		79%		117%		60%	43%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.48% for the period ended June 30, 2026.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$8.76		$8.57		$8.51		$9.32	$10.04

Income (loss) from investment operations:
Net investment income	0.33	A	0.33	A	0.32	A	0.23	0.16
Net gains (losses) on investments (both realized and unrealized)	0.02		0.21		0.07		0.02	(0.66)

Total income (loss) from investment operations	0.35		0.54		0.39		0.25	(0.50)

Less distributions:
Dividends from net investment income	(0.31)		-		-		(1.06)	(0.22)
Tax return of capital	(0.03)		(0.35)		(0.33)		-	-

Total distributions	(0.34)		(0.35)		(0.33)		(1.06)	(0.22)

Net asset value, end of period	$8.77		$8.76		$8.57		$8.51	$9.32

Total returnB	4.03%		6.42%		4.69%		2.89%	(5.06)%

Ratios and supplemental data:
Net assets, end of period	$31,030		$30,994		$30,301		$8,267,504	$9,050,291
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.95%		2.85%		2.21%		1.73%	2.38%
Expenses, net of reimbursements and/or recoupments	0.48	%C	0.47%		0.47%		0.47%	0.47%
Net investment income (loss), before expense reimbursements and/or recoupments	1.34%		1.41%		1.93%		1.36%	(0.30)%
Net investment income, net of reimbursements and/or recoupments	3.81%		3.79%		3.67%		2.62%	1.61%
Portfolio turnover rate	68%		79%		117%		60%	43%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.47% for the period ended June 30, 2026.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.85		$8.58		$8.02	$9.15	$11.02

Income (loss) from investment operations:
Net investment income	0.41	A	0.43	A	0.76	1.61	0.38	A
Net gains (losses) on investments (both realized and unrealized)	0.08		0.26		0.24	(1.22)	(1.85)

Total income (loss) from investment operations	0.49		0.69		1.00	0.39	(1.47)

Less distributions:
Dividends from net investment income	(0.41)		(0.40)		(0.33)	(1.52)	(0.40)
Tax return of capital	-		(0.02)		(0.11)	-	-

Total distributions	(0.41)		(0.42)		(0.44)	(1.52)	(0.40)

Net asset value, end of period	$8.93		$8.85		$8.58	$8.02	$9.15

Total returnB	5.70%		8.16%		12.89%	4.77%	(13.73)%

Ratios and supplemental data:
Net assets, end of period	$14,410,105		$13,937,326		$11,602,470	$7,782,080	$4,186,949
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84%		0.87%		0.93%	1.01%	0.88%
Expenses, net of reimbursements and/or recoupments	0.72%		0.72%		0.72%	0.72%	0.72%
Net investment income, before expense reimbursements and/or recoupments	4.51%		4.74%		5.16%	5.05%	3.43%
Net investment income, net of reimbursements and/or recoupments	4.63%		4.89%		5.37%	5.34%	3.59%
Portfolio turnover rate	46%		74%		58%	63%	48%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.79		$8.53		$7.98	$9.12	$10.99

Income (loss) from investment operations:
Net investment income	0.40	A	0.42	A	1.10	0.48	0.37
Net gains (losses) on investments (both realized and unrealized)	0.08		0.25		(0.11)	(0.10)	(1.84)

Total income (loss) from investment operations	0.48		0.67		0.99	0.38	(1.47)

Less distributions:
Dividends from net investment income	(0.41)		(0.39)		(0.33)	(1.52)	(0.40)
Tax return of capital	-		(0.02)		(0.11)	-	-

Total distributions	(0.41)		(0.41)		(0.44)	(1.52)	(0.40)

Net asset value, end of period	$8.86		$8.79		$8.53	$7.98	$9.12

Total returnB	5.63%		8.09%		12.81%	4.68%	(13.76)%

Ratios and supplemental data:
Net assets, end of period	$575,404,135		$436,296,974		$203,770,438	$81,509,591	$139,290,122
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.90%		0.93%		0.99%	1.06%	0.93%
Expenses, net of reimbursements and/or recoupments	0.80%		0.80%		0.80%	0.80%	0.80%
Net investment income, before expense reimbursements and/or recoupments	4.46%		4.69%		5.08%	4.90%	3.48%
Net investment income, net of reimbursements and/or recoupments	4.56%		4.82%		5.27%	5.16%	3.61%
Portfolio turnover rate	46%		74%		58%	63%	48%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$8.65		$8.40		$7.85		$9.02	$10.88

Income (loss) from investment operations:
Net investment income	0.37	A	0.39	A	0.41	A	0.40	0.34
Net gains (losses) on investments (both realized and unrealized)	0.08		0.25		0.56		(0.06)	(1.82)

Total income (loss) from investment operations	0.45		0.64		0.97		0.34	(1.48)

Less distributions:
Dividends from net investment income	(0.39)		(0.38)		(0.32)		(1.51)	(0.38)
Tax return of capital	-		(0.01)		(0.10)		-	-

Total distributions	(0.39)		(0.39)		(0.42)		(1.51)	(0.38)

Net asset value, end of period	$8.71		$8.65		$8.40		$7.85	$9.02

Total returnB	5.32%		7.72%		12.78%		4.23%	(14.03)%

Ratios and supplemental data:
Net assets, end of period	$2,828,751		$2,723,160		$1,527,043		$10,133,625	$18,192,880
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.25%		1.28%		1.31%		1.35%	1.22%
Expenses, net of reimbursements and/or recoupments	1.09%		1.09%		1.09%		1.09%	1.09%
Net investment income, before expense reimbursements and/or recoupments	4.09%		4.35%		4.87%		4.59%	3.20%
Net investment income, net of reimbursements and/or recoupments	4.25%		4.54%		5.09%		4.85%	3.33%
Portfolio turnover rate	46%		74%		58%		63%	48%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.65		$8.40		$7.87	$9.03	$10.89

Income (loss) from investment operations:
Net investment income	0.38	A	0.39	A	0.79	0.59	0.34
Net gains (losses) on investments (both realized and unrealized)	0.07		0.26		0.17	(0.23)	(1.81)

Total income (loss) from investment operations	0.45		0.65		0.96	0.36	(1.47)

Less distributions:
Dividends from net investment income	(0.40)		(0.38)		(0.33)	(1.52)	(0.39)
Tax return of capital	-		(0.02)		(0.10)	-	-

Total distributions	(0.40)		(0.40)		(0.43)	(1.52)	(0.39)

Net asset value, end of period	$8.70		$8.65		$8.40	$7.87	$9.03

Total returnB	5.30%		7.90%		12.63%	4.44%	(13.94)%

Ratios and supplemental data:
Net assets, end of period	$18,097,975		$18,428,028		$8,116,991	$5,107,605	$5,523,840
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.12%		1.25%		1.43%	1.31%	1.14%
Expenses, net of reimbursements and/or recoupments	1.00%		1.00%		1.00%	1.00%	1.00%
Net investment income, before expense reimbursements and/or recoupments	4.23%		4.37%		4.67%	4.70%	3.28%
Net investment income, net of reimbursements and/or recoupments	4.35%		4.62%		5.10%	5.01%	3.42%
Portfolio turnover rate	46%		74%		58%	63%	48%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2026		2025		2024	2023		2022

Net asset value, beginning of period	$8.60		$8.36		$7.83	$9.00		$10.85

Income (loss) from investment operations:
Net investment income	0.31	A	0.33	A	0.38	0.49		0.25
Net gains (losses) on investments (both realized and unrealized)	0.08		0.24		0.52	(0.21)		(1.80)

Total income (loss) from investment operations	0.39		0.57		0.90	0.28		(1.55)

Less distributions:
Dividends from net investment income	(0.33)		(0.32)		(0.28)	(1.45)		(0.30)
Tax return of capital	-		(0.01)		(0.09)	-		-

Total distributions	(0.33)		(0.33)		(0.37)	(1.45)		(0.30)

Net asset value, end of period	$8.66		$8.60		$8.36	$7.83		$9.00

Total returnB	4.62%		6.99%		11.81%	3.51%		(14.61)%

Ratios and supplemental data:
Net assets, end of period	$9,966,963		$9,746,084		$5,620,172	$5,131,491		$5,987,755
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.88%		1.90%		1.97%	2.03%		1.90%
Expenses, net of reimbursements and/or recoupments	1.80	%C	1.79%		1.79%	1.80	%D	1.82	%E
Net investment income, before expense reimbursements and/or recoupments	3.48%		3.72%		4.15%	3.98%		2.50%
Net investment income, net of reimbursements and/or recoupments	3.56%		3.83%		4.33%	4.21%		2.58%
Portfolio turnover rate	46%		74%		58%	63%		48%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.79% for the period ended June 30, 2026.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2022.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2021.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

June 30, 2026 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026.

The Funds designated the following items with regard to distributions paid during the fiscal year ended June 30, 2026. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

SSI Alternative Income Fund	7.80%
TwentyFour Short Term Bond Fund	N/A
TwentyFour Strategic Income Fund	N/A

Qualified Dividend Income:

SSI Alternative Income Fund	7.73%
TwentyFour Short Term Bond Fund	N/A
TwentyFour Strategic Income Fund	N/A

Long-Term Capital Gain Distributions:

SSI Alternative Income Fund	$0
TwentyFour Short Term Bond Fund	0
TwentyFour Strategic Income Fund	0

Short-Term Capital Gain Distributions:

SSI Alternative Income Fund	$7,954,788
TwentyFour Short Term Bond Fund	0
TwentyFour Strategic Income Fund	0

Return of Capital Distributions:

SSI Alternative Income Fund	$ 0
TwentyFour Short Term Bond Fund	26,596
TwentyFour Strategic Income Fund	0

Shareholders will receive notification in January 2027 of the applicable tax information necessary to prepare their 2026 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Short Term Bond Fund and American Beacon TwentyFour Strategic Income Fund are service marks of American Beacon Advisors, Inc.

AR 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal: (1) the management agreement (the “Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the Trust, on behalf of the American Beacon ARK Transformational Innovation Fund (“Fund”); and (2) the investment advisory agreement among the Manager, ARK Investment Management LLC (the “sub-advisor”) and the Trust, on behalf of the Fund (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, as applicable, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the

2

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Manager and the sub-advisor in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with the Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring the sub-advisor; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universe selected by Broadridge and/or the Fund’s Morningstar Category may not provide appropriate comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor, and the Fund’s benchmark index for the strategy. The Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Fund being profitable for the Manager before the payment of distribution-related expenses, and sustaining losses after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending

3

Renewal and Approval of Management Agreement and Investment Advisory Agreement

program on behalf of the Fund. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s Investment Advisory Agreement states that the sub-advisor will not charge the Fund a sub-advisory fee rate that is higher than that charged by the sub-advisor for the same advisory or sub-advisory services provided to other clients of the sub-advisor. The Board considered the extent to which the sub-advisor earned a profit with respect to the services provided to the Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager and the profitability levels of the sub-advisor were reasonable in light of the services performed by the sub-advisor. The Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedule. Thus, the Fund is able to receive a lower effective fee rate, if and when assets under management by the sub-advisor reach any such breakpoint. The Board also considered that the current assets of the Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Additionally, the Board considered the Manager’s representation that its relationship with the Fund helps to facilitate the Manager’s cross-selling opportunities for products sponsored by the sub-advisor for which the Fund’s distributor provides distribution services. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

4

Renewal and Approval of Management Agreement and Investment Advisory Agreement

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	5	th Quintile
Compared to Morningstar Category	5	th Quintile

The Board also considered: (1) the Manager’s discussion of the challenges in identifying a peer group for evaluating the Fund’s expenses and performance, given that few, if any, of the funds in the Fund’s Broadridge Expense Group, Expense Universe or Performance Universe, or its Morningstar category, pursue a comparable investment strategy; (2) the Manager’s explanation that, while the Fund’s trailing five-year performance was in the 5th quintile of its Broadridge Performance Universe and Morningstar Category, the Fund’s strategy has a higher volatility profile due to the Fund’s thematic focus on innovation-based companies and the concentrated holdings in the Fund’s portfolio, which has resulted in substantial underperformance or outperformance over various periods of time; (3) the Manager’s explanation that, although the Fund’s Broadridge Expense Universe ranking and its Morningstar Fee Level Ranking were in the 5th quintile, the Fund’s Broadridge Expense Group ranking was in the 3rd quintile; (4) that the Manager or its affiliated entities maintain other material business relationships with the sub-advisor or its affiliated entities; and (5) information provided by the sub-advisor indicating that it had earned a profit with respect to the services that it provides to the Fund.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal: (1) the management agreement (the “Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the Trust, on behalf of the American Beacon SSI Alternative Income Fund (“Fund”); and (2) the investment advisory agreement among the Manager, SSI Investment Management LLC (the “sub-advisor”) and the Trust, on behalf of the Fund (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements. The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, as applicable, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager and the sub-advisor, an affiliate of the Manager, in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other

6

Renewal and Approval of Management Agreement and Investment Advisory Agreement

clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with the Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance ; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring the sub-advisor; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universe selected by Broadridge and/or the Fund’s Morningstar Category may not provide direct comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor, and the Fund’s benchmark index for the strategy. The Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining losses before and after the payment of distribution-related expenses paid by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses, and the sub-advisor is waiving a portion of its sub-advisory fees.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board also considered the extent to which the sub-advisor, which is an affiliate of the Manager, earned a profit with respect to the services provided to the Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager and the profitability levels of the sub-advisor were reasonable in light of the services performed by the sub-advisor. The Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedule. Thus, the Fund is able to receive a lower effective fee rate, if and when assets under management by the sub-advisor reach any such breakpoint. The Board also considered that the current assets of the Fund exceeded the threshold necessary to reach the first sub-advisory fee rate breakpoint under the Fund’s sub-advisory fee schedule. Further, the Board considered that the sub-advisor has waived a portion of its sub-advisory fee through November 3, 2026.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense.

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement

References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	2	nd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	3	rd Quintile
Compared to Morningstar Category	3	rd Quintile

The Board also considered: (1) the Manager’s explanation that the Fund employs a limited-capacity strategy as the sub-advisor invests primarily in convertible bonds; (2) the Manager’s discussion of the challenges associated with identifying a peer group for evaluating the Fund’s expenses and performance, as few (if any) of the funds in the Fund’s Broadridge Expense Group, Expense Universe or Performance Universe, or its Morningstar category, pursue a comparable investment strategy; (3) that the sub-advisor is an affiliate of the Manager; (4) information provided by the sub-advisor indicating that it had earned a profit with respect to the services it provides to the Fund; and (5) that the sub-advisor has contractually agreed to waive a portion of its sub-advisory fees through November 3, 2026.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

9

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal (1) the management agreement (the “Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the Trust, on behalf of the American Beacon TwentyFour Strategic Income Fund (“Strategic Income Fund”) and the American Beacon TwentyFour Short Term Bond Fund (“Short Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the investment advisory agreement among the Manager, TwentyFour Asset Management (US), LP (the “sub-advisor”) and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements. The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, as applicable, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for each Fund; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered

10

Renewal and Approval of Management Agreement and Investment Advisory Agreements

into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with each Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; its quality of services; its active role in monitoring the sub-advisor; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund, relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund, relative to the performance of a composite of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. The Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager being profitable with respect to the Strategic Income Fund and sustaining a loss with respect to the Short Term Bond Fund before the payment of distribution related expenses, and sustaining losses after the payment of distribution-related expenses by the Manager with respect to each Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for each Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rate charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that each Fund’s sub-advisory fee rate

11

Renewal and Approval of Management Agreement and Investment Advisory Agreements

schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager The Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedules. Thus, the Funds are able to receive lower effective fee rates, if and when assets under management by the sub-advisor reach any such breakpoint. The Board also considered that the current assets of each Fund did not exceed the threshold necessary to reach the applicable first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that the Funds’ current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationship with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for the Strategic Income Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. The Short Term Bond Fund does not offer R5 Class shares. Therefore that Fund’s performance comparisons were made to the Fund’s Y Class shares. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Strategic Income Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. For the Short Term Bond Fund, which does not offer R5 Class shares, the Fund’s Y Class shares were used for purposes of expense comparisons

12

Renewal and Approval of Management Agreement and Investment Advisory Agreements

relative to the Fund’s Broadridge Expense Universe, Broadridge Expense Group and Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of a Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2025. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon TwentyFour Short Term Bond Fund

In considering the renewal of the Agreements for the Short Term Bond Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

The Board also considered: (1) the Manager’s representations regarding the higher expenses associated with the complexity of the sub-advisor’s investment strategy as compared to funds in the Fund’s Broadridge Expense Group and Expense Universe and its Morningstar category; and (2) that the Fund’s trailing net of expenses five-year performance was in the 1st quintile of its Broadridge Performance Universe and Morningstar Category.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Short Term Bond Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

13

Renewal and Approval of Management Agreement and Investment Advisory Agreements

Additional Considerations and Conclusions with Respect to the American Beacon TwentyFour Strategic Income Fund

In considering the renewal of the Agreements for the Strategic Income Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) the Manager’s representations regarding the higher expenses associated with the complexity of the sub-advisor’s investment strategy as compared to funds in the Fund’s Broadridge Expense Group and Expense Universe and its Morningstar category; and (2) that the Fund’s trailing net of expenses five-year performance was in the 1st quintile of its Broadridge Performance Universe and the 2nd quintile of its Morningstar Category.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Strategic Income Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

14

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 2, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: September 2, 2026